UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2025

Nuveen Short Term Municipal Bond Fund
Class A Shares/FSHAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$64	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Municipal Bond Fund returned 3.28% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Short Index, which returned 3.57%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to the A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an underweight to tax‑supported bonds and overweight to health care and transportation bonds.

»   Security selection in the transportation, utilities, education and tax‑supported sectors.

•  Top detractors from relative performance

»   Duration and yield curve positioning, particularly an overweight to longer-duration bonds.

»   An underweight to the industrial development revenue bond sector.

»   Security selection in the housing, industrial development revenue and health care bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.28%	1.28%	1.12%

Class A Shares at maximum sales charge (Offering Price)	0.71%	0.76%	0.87%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Short Index	3.57%	1.55%	1.46%

Lipper Short Municipal Debt Funds Classification Average	3.33%	1.49%	1.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$412,469,166
Total number of portfolio holdings	298
Portfolio turnover (%)	29%
Total management fees paid for the year	$ 1,700,078

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690593_AR_0325 4395280

3

Annual Shareholder Report March 31, 2025

Nuveen Short Term Municipal Bond Fund
Class C Shares/NAAEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$145	1.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Municipal Bond Fund returned 2.45% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Short Index, which returned 3.57%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to the A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an underweight to tax‑supported bonds and overweight to health care and transportation bonds.

»   Security selection in the transportation, utilities, education and tax‑supported sectors.

•  Top detractors from relative performance

»   Duration and yield curve positioning, particularly an overweight to longer-duration bonds.

»   An underweight to the industrial development revenue bond sector.

»   Security selection in the housing, industrial development revenue and health care bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.45%	0.47%	0.50%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Short Index	3.57%	1.55%	1.46%

Lipper Short Municipal Debt Funds Classification Average	3.33%	1.49%	1.17%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$412,469,166

Total number of portfolio holdings	298

Portfolio turnover (%)	29%

Total management fees paid for the year	$ 1,700,078

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Annual Shareholder Report March 31, 2025

Nuveen Short Term Municipal Bond Fund
Class I Shares/FSHYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Municipal Bond Fund returned 3.48% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Bond Short Index, which returned 3.57%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to the A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an underweight to tax‑supported bonds and overweight to health care and transportation bonds.

»   Security selection in the transportation, utilities, education and tax‑supported sectors.

•  Top detractors from relative performance

»   Duration and yield curve positioning, particularly an overweight to longer-duration bonds.

»   An underweight to the industrial development revenue bond sector.

»   Security selection in the housing, industrial development revenue and health care bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.48%	1.47%	1.31%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Short Index	3.57%	1.55%	1.46%

Lipper Short Municipal Debt Funds Classification Average	3.33%	1.49%	1.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$412,469,166

Total number of portfolio holdings	298

Portfolio turnover (%)	29%

Total management fees paid for the year	$ 1,700,078

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690486_AR_0325 4395280

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Funds, Inc.

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the auditor, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in the Chair’s absence, any other member of the Audit Committee).

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2025	$31,789	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2024	$32,259	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the independent registered public accounting firm.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Registrant’s use of leverage.

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-

approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2025	$0	$0	$0	$0
March 31, 2024	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant. Regarding tax and research projects conducted by the independent registered public accounting firm for the Registrant and Affiliated Fund Service Providers (with respect to operations and financial reports of the Registrant) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

May 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments March 31, 2025

All-American

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 100.3%
		EXCHANGE-TRADED FUNDS - 0.4%
700,000	(a)	Nuveen Municipal Income ETF			$17,376,590

		TOTAL EXCHANGE-TRADED FUNDS (Cost $17,677,750)			17,376,590

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 99.9%
		ALABAMA - 2.9%
$3,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000%	07/01/38	3,345,991
3,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/43	3,199,391
15,000,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Series 2022F, (Mandatory Put 12/01/28)	5.500	11/01/53	15,765,746
10,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023A, (Mandatory Put 10/01/30)	5.250	01/01/54	10,593,786
2,000,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	2,083,519
4,220,000		Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A	5.000	02/01/41	4,236,778
3,510,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/42	3,716,762
3,510,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/43	3,701,019
3,510,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/44	3,691,310
2,805,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/45	2,929,576
4,070,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49	4,199,655
2,075,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.500	10/01/53	2,171,106
9,400,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	9,303,603
3,800,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	3,596,400
475,000		Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015	5.875	04/15/45	346,258
15,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	15,491,853
20,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	20,672,392
5,810,000		UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B	4.000	09/01/48	5,238,629

		TOTAL ALABAMA			114,283,774

		ARIZONA - 2.2%
1,330,000	(b)	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020	5.000	06/01/31	1,336,083
2,000,000	(b)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B	5.000	07/01/51	1,784,003
19,000,000	(b)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1	4.000	12/01/51	13,325,623

See Notes To Financial Statements	5

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$1,575,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250%	11/01/48	$1,640,004
1,575,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250	11/01/53	1,626,347
2,660,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	2,664,028
8,515,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	8,484,968
9,530,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	9,764,713
1,000,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/35	1,036,878
935,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/42	949,187
2,235,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory Put 5/15/28)	5.000	01/01/53	2,357,344
6,380,000		Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A	5.000	07/01/35	6,696,810
6,000,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/39	7,047,847
3,500,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Refunding Series 2022. Forward Delivery	4.000	06/15/41	3,062,247
1,000,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.250	12/01/28	1,050,357
13,155,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/32	13,914,054
7,000,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	7,373,934
1,000,000	(b)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/44	982,327

		TOTAL ARIZONA			85,096,754

		ARKANSAS - 0.5%
5,045,000	(b)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52	5,169,336
7,370,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	7,025,786
5,545,000		Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1	5.000	09/01/40	5,639,830

		TOTAL ARKANSAS			17,834,952

		CALIFORNIA - 11.3%
10,050,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023D, (Mandatory Put 11/01/28)	5.500	05/01/54	10,582,975
21,445,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E, (Mandatory Put 9/01/32)	5.000	02/01/55	22,900,899
22,580,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30)	5.250	11/01/54	23,958,263

6	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$10,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000%	02/01/55	$10,777,003
1,775,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	1,859,718
2,630,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	1,697,873
25,260,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	18,542,098
5,000,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46	5,064,954
1,670,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/42	1,669,910
3,015,000		California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A	5.000	02/01/40	3,016,049
485,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B	5.000	10/01/44	485,902
2,120,000		California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers? Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019	5.000	08/01/44	2,207,264
10,400,000	(b)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	10,400,106
2,200,000	(b)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A	5.000	06/15/36	2,147,836
1,000,000		California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017	5.000	10/01/31	1,026,158
10,625,000		California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/42	10,658,779
14,185,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/42	14,291,970
1,000,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/47	1,005,213
14,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/37	14,207,875
27,110,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/38	27,456,148
1,000,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/30	1,008,888
1,040,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/31	1,052,112
8,835,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/30	8,851,465
14,225,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/37	14,234,293
1,450,000		California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/37	1,460,815
415,000	(b)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/46	396,658
810,000	(b)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/51	750,190
10,335,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.500	06/01/54	9,946,141
3,355,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.375	06/01/59	3,143,110
1,000,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Alliance for College-Ready Public Schools Projects Series 2024	5.000	07/01/49	1,015,631

See Notes To Financial Statements	7

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,000,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Alliance for College-Ready Public Schools Projects Series 2024	5.000%	07/01/59	$2,012,345
525,000	(b)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2024A	5.000	07/01/54	528,442
1,000,000	(b)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2024A	5.000	07/01/64	1,000,182
16,245,000		California State University, Systemwide Revenue Bonds, Series 2018A	5.000	11/01/39	17,035,456
12,000,000		California State, General Obligation Bonds, Various Purpose Series 2015	5.000	08/01/45	12,042,652
5,000,000		California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017	5.000	05/15/47	5,036,773
1,750,000		California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017	5.000	05/15/50	1,758,964
1,804	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	1,804
11,587	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	11,587
4,373	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	4,373
3,800,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	3,199,097
1,400,000		Fontana, California, Special Tax Bonds, Narra Hills Community Facilities District 109, Refunding Series 2024	5.000	09/01/54	1,426,736
6,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020A	5.000	05/15/38	6,395,713
6,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, (AMT)	5.000	05/15/41	6,002,305
25,265,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT)	5.000	05/15/44	25,409,281
1,000,000		Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009	5.750	12/01/36	1,004,178
2,800,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	7.000	11/01/34	3,376,064
2,500,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	6.500	11/01/39	3,009,045
4,460,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B	7.000	11/01/34	5,377,587
2,230,000		Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2020, Series 2023A - AGM Insured	5.250	08/01/39	2,485,614
2,215,000		Pajaro Valley Health Care District, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Social Series 2024A	5.000	09/01/46	2,156,593
4,000,000		Pajaro Valley Health Care District, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Social Series 2024A	5.000	09/01/54	3,773,392
2,300,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/43	2,492,140
2,025,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/45	2,168,226

8	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$5,000,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000%	08/01/50	$5,314,195
3,425,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/54	3,618,256
3,250,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/34	3,708,779
1,000,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/36	1,135,318
1,000,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/37	1,126,928
5,500,000		Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A	0.000	08/01/41	2,737,729
15,000,000	(f)	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, 2010 Election Series 2011A - AGM Insured	0.000	08/01/41	17,972,025
2,665,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.000	09/01/42	2,824,910
700,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Amoruso Ranch, Series 2024	5.000	09/01/44	716,686
1,645,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Amoruso Ranch, Series 2024	5.000	09/01/54	1,665,193
3,545,000		Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, (AMT)	5.000	07/01/37	3,627,426
8,960,000		Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, (AMT)	5.000	07/01/38	9,144,262
665,000		Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007	5.900	09/01/37	669,931
8,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A, (AMT)	5.000	07/01/42	8,060,329
3,020,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A, (AMT)	5.000	07/01/47	3,028,076
5,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/41	5,016,664
11,715,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/46	11,716,287
5,050,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, (AMT)	5.000	05/01/42	5,085,529
3,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/48	3,015,304
4,245,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44	4,246,203
275,000	(b)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	283,986
5,000,000		Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, 20008 Election Series 2009A - AGC Insured	5.750	08/01/31	5,191,676
2,485,000		Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1 - AGC Insured	0.000	08/01/26	2,383,279
1,405,000		Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1 - AGC Insured	0.000	08/01/28	1,259,587
2,920,000		Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1 - AGC Insured	0.000	08/01/29	2,523,550
1,425,000		William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015- 1, Series 2017	5.000	09/01/42	1,433,845

		TOTAL CALIFORNIA			441,030,798

See Notes To Financial Statements	9

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO - 4.9%
$1,000,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500%	12/01/44	$1,019,902
1,000,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	1,032,290
499,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	4.000	12/01/29	487,068
2,060,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/39	2,053,053
1,350,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/48	1,284,904
575,000	(b),(f)	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3	0.000	12/01/49	566,061
500,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.125	12/01/48	407,048
1,000,000		Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Refunding Series 2024B - BAM Insured	6.500	12/01/54	1,021,536
9,000,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47	8,417,860
1,225,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.250	12/01/49	1,317,398
1,515,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.500	12/01/54	1,643,032
2,065,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008	6.500	07/01/38	2,067,488
3,040,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013	7.350	08/01/43	3,045,222
1,400,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/37	1,403,200
25,105,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	23,070,734
2,550,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1	4.000	08/01/39	2,433,921
1,315,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/45	1,357,918
3,265,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/50	3,330,588
1,385,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/55	1,405,959
6,155,000	(g)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/45	6,175,120
3,000,000	(g)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, (Pre-refunded 9/01/25)	4.000	09/01/34	3,013,528
1,750,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	1,750,844
1,000,000		Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39	927,954
1,000,000		Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2024B	6.125	12/15/54	985,249
8,125,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	4,733,896

10	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$18,390,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000%	11/15/34	$19,581,641
3,350,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.500	11/15/38	3,633,481
2,955,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/28	2,968,610
5,005,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/33	5,007,452
20,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/29	17,188
395,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/30	326,305
20,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32	15,177
25,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/33	18,122
9,890,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/27	9,143,577
1,365,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	1,313,142
845,000		Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.875	12/01/50	844,233
2,900,000	(b)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	2,831,387
2,000,000		Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.000	12/01/49	1,809,952
1,000,000		Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Special Revenue Refunding and Improvement Series 2024A	5.375	12/01/54	974,320
1,735,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B	5.750	12/15/50	1,745,423
20,250,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/39	19,351,860
620,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A	5.000	12/01/45	622,946
830,000		Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A	5.000	12/01/40	788,866
1,370,000		Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018	5.125	12/15/42	1,331,164
500,000		Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported District Improvements Revenue Bonds, Refunding Series 2024B	5.875	12/15/46	529,462
4,250,000	(b)	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	4,253,611
2,468,000		Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A	5.250	12/01/48	2,470,031
1,810,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.250	11/15/28	1,896,766
3,080,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500	11/15/38	3,625,824
2,410,000	(b)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45	2,078,733
3,555,000	(b)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125	12/01/54	3,442,854

See Notes To Financial Statements	11

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,600,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000%	12/01/32	$1,529,610
3,620,000	(b)	Ridge at Johnstown Metropolitan District 8, Larimer County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.875	12/01/44	3,455,020
500,000	(b)	Settler’s Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/40	494,908
1,000,000	(b),(f)	St. Vrain Lakes Metropolitan District 4, Weld County, Colorado, General Obligation Bonds, Firestone Convertible Capital Appreciation Limited Tax Series 2024A	0.000	09/20/54	678,120
3,611,000		Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured	3.250	12/15/50	2,812,953
500,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.125	12/01/34	490,896
2,000,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.375	12/01/39	1,986,396
5,000,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.500	12/01/48	4,875,933
7,740,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54	4,505,152
2,200,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750	12/01/44	2,146,475
3,000,000	(b)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	2,297,449

		TOTAL COLORADO			190,846,812

		CONNECTICUT - 0.9%
2,500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/36	2,450,183
5,630,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/38	5,403,841
5,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT	5.000	12/01/41	5,029,735
16,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT	5.000	12/01/45	16,011,438
2,500,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A - BAM Insured	4.000	05/01/36	2,543,433
2,550,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A - BAM Insured	4.000	05/01/39	2,553,860

		TOTAL CONNECTICUT			33,992,490

		DELAWARE - 0.3%
2,000,000		Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, (Mandatory Put 10/01/25)	1.250	10/01/45	1,971,459
8,500,000		Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/43	8,269,272
1,000,000	(h)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.600	07/01/44	990,152
1,345,000	(h)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.650	07/01/49	1,322,126

		TOTAL DELAWARE			12,553,009

12	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DISTRICT OF COLUMBIA - 0.8%
$7,180,000		District of Columbia, Washington, D.C., Revenue Bonds, Latin American Montessori Bilingual Public Charter School, Series 2020	5.000%	06/01/50	$6,790,603
2,890,000	(h)	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, (UB)	4.000	10/01/53	2,544,123
1,500,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/37	1,467,078
3,745,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/31	2,967,584
9,375,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/34	9,655,503
3,850,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.250	10/01/45	4,002,627
4,250,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.250	10/01/46	4,404,613

		TOTAL DISTRICT OF COLUMBIA			31,832,131

		FLORIDA - 8.2%
1,885,000		Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A	5.000	11/15/28	1,886,628
345,000		Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1	5.750	05/01/37	345,213
8,605,000		Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A	5.000	09/01/44	8,799,090
3,520,000		Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, (AMT)	4.000	09/01/38	3,395,302
245,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/40	235,734
7,910,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/50	7,254,263
3,470,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/55	3,135,599
1,500,000		Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A	4.750	07/01/40	1,045,893
1,380,000		Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A	5.000	07/01/50	894,280
565,000	(b)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A	5.000	06/15/39	539,945
610,000	(b)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A	5.000	06/15/49	563,072
2,290,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.125	08/15/39	2,207,529
1,100,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	6.000	08/15/63	1,057,718
7,000,000		Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2019B	5.000	07/01/49	7,179,515
590,000		Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012	5.000	05/01/26	594,879
1,255,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.250	05/01/44	1,209,774
1,570,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.125	06/15/46	1,571,247
1,500,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	6.125	06/15/44	1,500,596
315,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/50	283,035

See Notes To Financial Statements	13

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$4,100,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375%	10/01/54	$4,105,227
10,100,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, (AMT), (Mandatory Put 7/01/26)	6.125	07/01/32	10,289,414
20,690,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	21,950,933
9,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	9,244,697
6,100,000	(h)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.000	07/01/44	6,124,003
2,570,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	2,582,162
5,950,000	(h)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/47	6,075,505
2,280,000	(h)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/53	2,323,474
4,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	4,547,080
24,620,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	25,567,693
1,270,000	(b)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.000	06/01/44	1,258,635
12,020,000		Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2024	5.250	06/01/54	12,628,301
26,155,000		Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A	4.000	08/01/50	22,825,058
1,040,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/37	993,171
1,085,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/38	1,026,915
1,650,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/39	1,542,352
2,170,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/40	2,011,869
10,285,000		Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A	5.250	10/01/42	10,585,155
255,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.250	06/15/27	255,092
830,000	(b)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A	5.500	06/15/32	830,412
1,375,000	(b)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A	5.750	06/15/42	1,375,038
10,000,000		Miami Dade County, Florida, Professional Sports Franchise Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC Insured	0.000	10/01/45	3,736,953
38,000,000		Miami Dade County, Florida, Professional Sports Franchise Facilities Tax Revenue Bonds, Series 2009C - AGC Insured	0.000	10/01/44	15,143,429

14	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$11,275,000		Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure Programs Series 2024A	5.500%	01/01/49	$12,337,722
12,195,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A - BAM Insured, (AMT)	5.000	10/01/38	12,213,979
5,025,000	(h)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT), (UB)	5.250	10/01/52	5,157,688
2,870,000		Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009 - BAM Insured	0.000	10/01/37	1,730,624
10,000,000		Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2022	5.000	07/01/45	10,422,856
11,975,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2024A	5.250	10/01/54	12,765,424
365,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	4.750	05/01/31	364,497
265,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	5.625	05/01/44	262,743
630,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	6.000	05/01/55	631,923
5,095,000		Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B	5.000	03/15/42	5,182,762
1,685,000		School Board of Lee County, Florida, Certificates of Participation, Series 2023A	5.000	08/01/38	1,813,756
4,465,000		School Board of Lee County, Florida, Certificates of Participation, Series 2023A	5.000	08/01/39	4,762,652
2,715,000		School Board of Lee County, Florida, Certificates of Participation, Series 2023A	5.000	08/01/40	2,881,609
5,000,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.250	11/15/39	5,012,380
1,015,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.500	11/15/49	990,570
2,610,000		South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016A	4.000	05/01/44	2,388,591
4,525,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	4.000	08/15/42	4,275,154
2,965,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017 - BAM Insured	5.000	08/15/42	3,015,222
500,000		Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A	5.000	07/01/29	500,502
6,860,000		Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A	5.250	07/01/44	6,863,157
2,640,000	(b)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022A - AGM Insured	4.000	05/01/40	2,530,968
1,200,000	(b)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	3.750	05/01/29	1,195,424
13,000,000		Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015	5.000	06/01/40	12,558,610

		TOTAL FLORIDA			320,580,693

See Notes To Financial Statements	15

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA - 1.4%
$3,785,000	(f)	Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	0.000%	12/15/48	$3,251,974
1,650,000	(b)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	1,680,471
2,500,000	(c)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.750	01/01/35	1,000,000
1,000,000	(c)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	7.000	01/01/40	400,000
3,500,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.250	07/01/41	3,701,966
9,740,000		Brookhaven Development Authority, Georgia, Revenue Bonds, Children’s Healthcare of Atlanta, Inc. Project, Series 2019A	4.000	07/01/44	9,027,641
8,335,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.250	10/01/49	8,690,911
5,500,000		Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A	4.000	04/01/42	5,119,943
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A	5.500	09/15/28	1,055,265
17,600,000	(b)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	17,569,735
4,500,000		Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph’s/Candler Health System, Inc., Anticipation Certificate Series 2019A	4.000	07/01/39	4,354,157

		TOTAL GEORGIA			55,852,063

		HAWAII - 0.2%
1,400,000	(b)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000	07/01/34	1,406,166
4,545,000		Hawaii State, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	07/01/45	4,566,949

		TOTAL HAWAII			5,973,115

		IDAHO - 0.5%
466,000	(b)	Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 5 Series 2024	5.875	09/01/53	476,801
1,000,000	(b)	Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 6 Series 2024B	5.500	09/01/53	1,002,787
1,485,000	(b)	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021	5.250	05/15/51	1,463,399
4,200,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/36	4,359,268
1,290,000		Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A	4.000	07/15/38	1,273,457
2,000,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A	5.000	12/01/38	1,958,419
2,500,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, The College of Idaho Project, Series 2023	5.625	11/01/43	2,517,160
1,806,000	(h)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.050	01/01/39	1,771,328
1,235,000	(h)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.450	01/01/44	1,209,007
2,675,000	(h)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.650	01/01/54	2,631,090

		TOTAL IDAHO			18,662,716

16	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS - 9.1%
$67,800,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000%	04/01/46	$69,339,982
2,125,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/35	2,292,429
1,250,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/37	1,336,521
1,600,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.000	04/01/38	1,675,773
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/39	1,059,653
1,960,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.500	04/01/42	2,083,704
625,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A	5.000	12/01/42	597,958
1,215,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C	5.250	12/01/39	1,181,962
35,090,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	35,531,790
3,890,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.500	12/01/31	4,141,753
15,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/32	15,509,715
10,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/34	10,262,574
10,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.250	12/01/35	10,385,269
1,250,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	5.000	12/01/45	1,263,897
2,220,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	4.000	12/01/50	2,024,250
9,845,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A	5.000	01/01/48	9,871,421
8,805,000	(h)	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, (UB)	6.000	01/01/38	9,007,983
705,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C	5.000	01/01/35	705,847
2,175,000	(h)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (UB)	5.000	01/01/38	2,173,085
6,000,000	(h)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, (UB)	5.000	01/01/30	6,295,898
5,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/31	5,317,154
1,700,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/32	1,817,427
1,600,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/33	1,716,631
450,000		Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2023B - AGM Insured	5.000	11/01/37	480,204
5,000,000		Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series 2018A - BAM Insured	4.125	05/15/47	4,644,745
1,455,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41	1,352,870
45,000	(g)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	45,740
700,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/42	653,721
10,810,000		Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016	5.000	12/01/40	10,898,928
12,295,000		Illinois Finance Authority, Revenue Bonds, Northshore - Edward- Elmhurst Health Credit Group, Series 2022A	5.000	08/15/47	12,749,327
10,715,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/45	10,721,412

See Notes To Financial Statements	17

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$20,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A	4.000%	11/15/39	$18,414
1,105,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35	1,108,361
14,715,000		Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B	4.000	08/15/41	13,699,437
450,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2024A	5.250	04/01/49	473,463
7,335,000		Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014 - AGM Insured	5.250	06/15/31	7,409,188
10,105,000		Illinois State, General Obligation Bonds, December Series 2023C	5.000	12/01/47	10,264,667
4,725,000		Illinois State, General Obligation Bonds, December Series 2023C	5.000	12/01/48	4,796,074
3,725,000		Illinois State, General Obligation Bonds, June Series 2016	4.000	06/01/36	3,576,090
10,000,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45	10,588,531
4,000,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/43	4,213,859
2,000,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/44	2,097,985
1,575,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/45	1,645,151
1,600,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/47	1,654,442
2,500,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/48	2,578,395
11,625,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	12,121,610
3,000,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	3,117,842
2,000,000		Illinois State, General Obligation Bonds, Refunding September Series 2018A	5.000	10/01/28	2,105,525
7,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	5.000	06/15/50	7,069,370
1,500,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	4.000	12/15/42	1,371,314
6,450,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A - AGM Insured	0.000	12/15/52	1,628,766
1,225,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	5.000	06/15/53	1,225,139
10,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000	12/15/35	6,449,518
23,065,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/37	13,461,537
1,838,000		Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014 - AGM Insured	5.000	03/01/34	1,839,679
4,450,000		Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A - FGIC Insured	6.000	07/01/27	4,611,653

		TOTAL ILLINOIS			356,265,633

		INDIANA - 2.0%
2,000,000	(b)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55	1,851,471
825,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc. Project, Series 2021A	5.000	12/01/40	720,266
3,710,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016	7.000	12/01/34	3,713,563
6,075,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016	7.250	12/01/44	6,079,802
5,000,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018	4.000	06/01/44	4,613,567
1,640,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014	5.000	10/01/39	1,639,867
2,790,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A	4.500	12/01/55	2,274,423
10,325,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A	5.000	10/01/41	10,479,756

18	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$4,880,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A	5.000%	10/01/46	$4,927,635
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/40	1,079,337
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/41	1,068,032
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/42	1,060,548
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/43	1,055,503
5,215,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, (AMT)	5.000	01/01/32	5,219,023
3,385,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	5.750	03/01/43	3,570,035
8,495,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	8,963,922
1,815,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.125	03/01/57	1,918,489
3,080,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.000	03/01/53	3,178,877
3,225,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.000	03/01/58	3,302,112
3,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.250	03/01/67	3,116,926
8,435,000		Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, (AMT), (Mandatory Put 6/10/31)	4.400	11/01/45	8,582,641

		TOTAL INDIANA			78,415,795

		IOWA - 1.1%
2,000,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	2,001,587
6,230,000	(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/32)	4.000	12/01/50	6,608,068
25,575,000	(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	28,859,825
200,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/39	204,513
245,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/44	244,073
1,500,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/49	1,456,783
2,600,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.125	05/15/59	2,526,350

		TOTAL IOWA			41,901,199

		KANSAS - 0.1%
1,500,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/36	1,359,911
1,320,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/41	1,106,301
1,250,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.750	05/15/45	1,252,088

		TOTAL KANSAS			3,718,300

See Notes To Financial Statements	19

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY - 1.2%
$6,675,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125%	10/01/34	$5,230,811
2,545,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/43	2,588,624
2,600,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/48	2,624,871
6,565,000		Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	5.000	12/01/45	6,641,260
8,500,000		Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44	8,583,236
2,450,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/26	2,459,300
2,100,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/33	2,104,522
5,655,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/37	5,662,870
3,885,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A	5.000	10/01/30	3,960,638
1,850,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A	5.000	10/01/31	1,885,273
5,415,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2020A - BAM Insured	3.000	10/01/43	4,430,211

		TOTAL KENTUCKY			46,171,616

		LOUISIANA - 1.3%
21,025,000	(b)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	21,032,563
1,600,000	(b)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/34	1,622,490
1,350,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/54	1,402,648
7,985,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59	8,260,284
6,030,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64	6,349,822
7,010,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	6,871,402
1,100,000	(b)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	1,076,901
500,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	543,301
2,930,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	2,937,811
1,650,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, (Mandatory Put 7/01/26)	2.200	06/01/37	1,624,768

		TOTAL LOUISIANA			51,721,990

20	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MAINE - 0.3%
$725,000	(b)	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT), (Mandatory Put 6/01/35)	4.625%	12/01/47	$731,903
4,690,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	4,317,704
4,970,000		Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A	4.000	07/01/45	4,563,607
1,420,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	2.300	11/15/46	915,752

		TOTAL MAINE			10,528,966

		MARYLAND - 1.0%
10,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/39	9,873,637
665,000	(b)	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B	4.625	07/01/43	633,180
1,000,000	(b)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48	1,011,035
17,255,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025A	5.250	07/01/52	18,028,749
8,500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015	5.000	08/15/42	8,502,524

		TOTAL MARYLAND			38,049,125

		MASSACHUSETTS - 1.9%
3,613,640	(b),(c)	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A	6.750	10/15/37	36
1,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44	988,533
1,200,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	5.000	07/01/35	1,208,229
5,590,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	5.000	07/01/37	5,620,877
5,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2023G	5.250	07/01/52	5,127,554
4,425,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center, Green Series 2017F	4.000	07/01/47	3,861,866
5,285,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/37	5,447,961
5,000,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/38	5,141,010
5,000,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/43	5,071,350
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A	5.000	10/01/43	1,433,271
16,140,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Issue Series 2025N-1	5.250	07/01/50	16,826,631
4,785,000		Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A	5.000	07/01/39	4,764,746
4,500,000		Massachusetts Port Authority, Revenue Bonds, Series 2021E, (AMT)	5.000	07/01/46	4,602,544
13,320,000		Massachusetts Port Authority, Revenue Bonds, Series 2021E, (AMT)	5.000	07/01/51	13,554,026

		TOTAL MASSACHUSETTS			73,648,634

See Notes To Financial Statements	21

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN - 0.8%
$4,035,000		Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Refunding Series 2024	5.000%	07/01/48	$4,137,304
3,900,000		Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, (AMT)	5.000	01/01/46	3,970,033
3,250,000		Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Senior Lien Series 2023C	5.250	07/01/53	3,469,678
3,105,000		Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2023B	5.250	07/01/48	3,325,976
5,250,000		Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2023B	5.250	07/01/53	5,604,864
1,430,000		Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016	4.000	11/15/46	1,255,288
1,115,000	(h)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A, (UB)	4.100	12/01/39	1,096,183
2,725,000	(h)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A, (UB)	4.500	12/01/44	2,682,581
1,250,000		Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008	6.500	11/01/35	1,250,446
1,550,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.000	12/01/33	1,666,257
1,690,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.500	12/01/41	1,831,886
1,365,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.500	12/01/43	1,468,804

		TOTAL MICHIGAN			31,759,300

		MINNESOTA - 1.3%
310,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/41	274,126
150,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/36	143,438
270,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/47	239,038
2,805,000	(b)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	5.000	08/01/46	2,692,215
3,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/48	2,699,577
3,295,000		Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A	5.000	07/01/41	3,035,832
11,160,000		Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A	5.000	07/01/56	9,571,129
11,605,000		Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A	5.250	01/01/54	11,963,275
500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A	4.125	09/01/47	436,669
16,825,000	(b)	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012- 7, (AMT)	4.500	10/01/37	15,836,652
2,500,000	(g)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre- refunded 11/15/25)	5.000	11/15/27	2,530,930

22	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$235,000	(g)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre- refunded 11/15/25)	5.000%	11/15/44	$237,907

		TOTAL MINNESOTA			49,660,788

		MISSISSIPPI - 0.3%
4,500,000	(h)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/48	4,978,852
6,200,000	(h)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/53	6,780,527

		TOTAL MISSISSIPPI			11,759,379

		MISSOURI - 2.1%
3,185,000		Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006 - AGM Insured	5.250	07/01/27	3,346,131
5,000,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, (AMT)	5.000	03/01/39	5,113,446
18,000,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/46	18,084,746
1,650,000	(b)	Kansas City Industrial Development Authority, Missouri, Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan Series 2024A-1	5.000	06/01/54	1,570,397
3,630,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	4.000	11/15/45	3,216,596
2,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2016	4.000	05/15/39	1,931,024
15,100,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A	4.000	01/01/35	14,985,001
2,500,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/40	2,591,344
8,025,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/45	8,157,016
5,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/31	3,905,267
7,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/32	5,220,123
6,250,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/33	4,439,193
7,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/34	4,729,165
6,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/35	3,846,770
2,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/36	1,215,895
1,288,000		Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A	6.300	08/22/26	270,480
1,267,000		Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A	6.500	01/23/28	443,450

		TOTAL MISSOURI			83,066,044

		MONTANA - 0.2%
4,385,000		Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2023	3.875	07/01/28	4,438,777
1,910,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/43	1,929,778

		TOTAL MONTANA			6,368,555

See Notes To Financial Statements	23

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEBRASKA - 0.8%
$7,500,000		Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)	5.000%	05/01/53	$7,815,018
6,500,000	(h)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.550	09/01/44	6,423,180
17,500,000	(h)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.800	09/01/54	17,418,376

		TOTAL NEBRASKA			31,656,574

		NEVADA - 0.1%
1,150,000		Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A	5.000	09/01/47	1,154,687
4,384,055	(b),(c)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, (AMT)	5.750	02/15/38	17,975
3,900,000	(b)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	3,887,335

		TOTAL NEVADA			5,059,997

		NEW HAMPSHIRE - 0.4%
4,414,417		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2023-2 Class A	3.875	01/20/38	4,173,438
12,000,000	(b)	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Group Series 2023	4.000	07/01/37	10,742,155

		TOTAL NEW HAMPSHIRE			14,915,593

		NEW JERSEY - 1.4%
9,090,000	(g)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)	5.500	06/15/29	9,505,752
5,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL	5.000	06/15/49	5,069,281
2,255,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	2,257,849
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/37	1,083,175
1,825,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/39	1,954,075
2,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/41	2,114,427
1,200,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/42	1,262,845
1,265,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/43	1,326,591
1,250,000		New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021 - BAM Insured	3.000	07/01/38	1,122,912
4,110,000		New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021 - BAM Insured	3.000	07/01/41	3,523,110
15,300,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000	12/15/39	8,064,596
4,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/41	4,504,221
5,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	5.000	06/15/44	5,582,612
4,000,000	(g)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, (Pre-refunded 12/15/28)	5.000	06/15/50	4,312,628
3,175,000		New Jersey Turnpike Authority, Revenue Bonds, Series 2005A - AGM Insured	5.250	01/01/26	3,232,414

		TOTAL NEW JERSEY			54,916,488

		NEW MEXICO - 0.0%
990,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	2.350	07/01/51	604,213

		TOTAL NEW MEXICO			604,213

24	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK - 14.2%
$1,835,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.400%	02/01/43	$1,857,032
2,710,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015	5.250	07/01/35	2,671,801
250,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A	5.000	06/01/35	253,838
1,790,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	1,727,244
4,800,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	4,370,718
1,300,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/40	1,221,495
3,035,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	2,556,648
8,145,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/40	8,144,589
100,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/34	97,762
300,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/36	288,150
1,520,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	1,551,011
5,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A	5.000	03/15/40	5,181,923
7,395,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C	5.000	03/15/41	7,518,161
23,820,000	(h)	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024A, (UB)	5.000	03/15/55	24,718,988
7,885,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	4.000	07/01/41	7,256,222
405,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	4.760	02/01/27	401,758
1,255,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	5.570	02/01/41	1,187,843
1,365,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A	6.240	02/01/47	1,362,611
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.530	02/01/40	950,359
455,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.050	02/01/31	427,782
885,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.450	02/01/41	730,065
1,560,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.600	02/01/51	1,198,225
6,500,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2016B	5.000	09/01/41	6,625,517
10,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	4.750	11/15/45	10,035,858
11,000,000	(h)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, (UB)	5.250	11/15/55	11,234,261
7,040,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/43	6,419,775

See Notes To Financial Statements	25

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$2,550,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000%	11/15/44	$2,315,675
5,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.000	11/15/44	5,688,081
2,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1	4.550	11/01/44	1,983,408
2,350,000	(h)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1, (UB)	4.750	11/01/54	2,344,225
3,040,000	(h)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A, (UB)	4.650	11/01/49	3,002,407
1,585,000	(h)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A, (UB)	4.750	11/01/54	1,586,324
750,000	(b)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	763,912
655,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31	664,082
3,000,000	(c)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	1,920,000
1,000,000	(c)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	640,000
10,085,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1	5.000	07/15/43	10,254,316
6,110,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2	5.000	07/15/40	6,132,898
15,685,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3	5.000	08/01/41	16,060,193
2,950,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2023F-1	5.250	02/01/40	3,209,428
7,540,000		New York City, New York, General Obligation Bonds, Fiscal 2021 Series C	5.000	08/01/43	7,809,551
6,700,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series D-1	5.250	05/01/42	7,160,883
1,455,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/41	1,554,294
2,570,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/42	2,726,192
1,250,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/43	1,318,487
9,895,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/44	10,386,900
3,650,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/45	3,814,310
4,590,000	(h)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 258, (UB)	4.450	10/01/44	4,489,498
5,505,000	(h)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 258, (UB)	4.600	10/01/49	5,410,215
4,675,000	(h)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 258, (UB)	4.650	10/01/54	4,600,928
1,000,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.250	11/15/40	1,113,461
1,000,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.250	11/15/41	1,105,108
500,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.250	11/15/42	549,314
16,000,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000	03/15/41	17,072,227

26	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$5,615,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000%	03/15/42	$5,949,273
10,450,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A	5.000	03/15/42	11,149,968
9,570,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A	5.000	03/15/44	10,109,517
1,375,000	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/41	1,218,764
8,120,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A - AGM Insured, (AMT)	4.000	07/01/36	7,951,071
25,925,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41	25,928,440
3,210,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	3,190,908
8,045,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	8,044,724
2,870,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31	2,973,130
9,275,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	9,574,040
9,765,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.250	06/30/49	9,988,592
11,690,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54	12,091,575
2,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.500	06/30/38	2,136,575
780,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/42	826,811
16,725,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.000	06/30/49	16,832,614
3,220,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	3,425,155
8,115,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.125	06/30/60	8,165,999
12,640,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	12,860,011
1,100,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	4.000	12/01/41	1,024,057
10,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/32	10,245,636
14,690,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000	10/01/35	15,129,225

See Notes To Financial Statements	27

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$4,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000%	10/01/40	$4,069,200
6,200,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	6,814,066
10,965,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	11,519,898
1,750,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/36	1,847,946
2,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/38	2,088,923
6,505,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/40	6,766,930
1,625,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/40	1,687,724
7,500,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.000	11/15/37	8,208,368
2,140,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.250	11/15/39	2,370,378
7,340,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.250	11/15/40	8,104,366
10,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.000	11/15/41	10,755,181
6,465,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.250	11/15/42	7,031,651
2,050,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.000	11/15/43	2,173,187
2,140,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/46	2,229,679
4,750,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/47	5,036,905
8,165,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/48	8,656,436
6,335,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/50	6,572,701
19,250,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/54	20,332,652
2,370,000	(h)	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A, (UB)	5.250	12/01/54	2,503,293
15,440,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.500	12/01/59	16,602,592
5,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/45	4,617,054
1,760,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	1,927,400

		TOTAL NEW YORK			556,398,568

28	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NORTH CAROLINA - 0.0%
$1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021	4.000%	09/01/46	$851,855

		TOTAL NORTH CAROLINA			851,855

		NORTH DAKOTA - 0.4%
10,770,000	(h)	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.550	07/01/44	10,677,066
4,000,000		North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D	4.500	07/01/44	3,937,682

		TOTAL NORTH DAKOTA			14,614,748

		OHIO - 1.2%
5,195,000		Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A	4.000	12/01/40	4,968,272
15,000,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	0.000	06/01/57	1,494,351
1,860,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	1,641,827
3,770,000		Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016	5.000	11/15/45	3,708,160
2,625,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/41	2,798,021
1,500,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/42	1,585,929
1,475,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/51	1,526,465
3,350,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250	09/01/54	3,395,653
5,000,000	(b)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49	4,546,542
6,205,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	6,081,395
990,000	(h)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.350	09/01/44	960,547
2,075,000	(h)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.650	09/01/54	2,032,676
3,750,000		Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM Insured, (AMT)	5.000	12/31/39	3,759,177
8,585,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33	8,924,525

		TOTAL OHIO			47,423,540

		OKLAHOMA - 1.2%
1,470,000		Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien Thirty-Third Series 2018, (AMT)	5.000	07/01/47	1,472,528
8,550,000		Oklahoma County, Oklahoma, Finance Authority, Educational Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project, Series 2023	5.000	09/01/41	8,946,034
14,195,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	14,398,822
12,200,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/50	13,113,566
9,650,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.500	01/01/54	10,518,999

		TOTAL OKLAHOMA			48,449,949

See Notes To Financial Statements	29

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON - 0.2%
$2,910,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250%	08/01/54	$2,978,841
175,000		Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, (AMT)	5.150	07/01/42	177,497
4,100,000	(b)	Port of Morrow, Morrow County Oregon, Full Faith and Credit Obligations, Series 2024A	5.150	10/01/26	4,103,583

		TOTAL OREGON			7,259,921

		PENNSYLVANIA - 4.8%
315,000		Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	315,272
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/36	1,085,844
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/37	1,079,842
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/38	1,073,496
1,250,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/40	1,325,916
2,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.500	01/01/41	2,152,924
2,155,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A	4.000	07/15/37	2,123,750
10,665,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	11,028,783
8,775,000		Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2021 - AGM Insured	3.000	08/15/53	6,446,104
4,860,000		Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B - BAM Insured	3.000	12/01/44	3,958,804
6,300,000		Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B - BAM Insured	4.000	12/01/51	5,862,528
520,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/38	520,079
9,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2	5.000	02/15/39	9,132,443
1,200,000		Lancaster Municipal Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Garden Spot Village Project Series 2024A	5.000	05/01/44	1,239,015
4,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	4.000	09/01/36	3,919,740
5,445,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000	09/01/43	5,534,882
2,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019	4.000	09/01/37	1,941,871
8,750,000		Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2016A	4.000	08/15/34	8,602,795
2,410,000	(b),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	241

30	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$2,410,000	(b),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000%	12/01/40	$241
1,650,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44	1,655,679
1,000,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37	1,008,141
5,000,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.500	06/30/40	5,294,044
3,750,000		Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, (AMT)	5.000	12/31/38	3,771,328
4,000,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2017A	4.000	11/15/42	3,755,145
3,865,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	5.000	05/01/37	3,089,851
7,130,000	(h),(i)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-143A, (UB)	5.450	04/01/51	7,230,867
6,780,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.450	10/01/44	6,623,073
2,730,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.600	10/01/49	2,684,932
1,310,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.650	10/01/51	1,289,306
4,545,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.750	10/01/49	4,512,879
4,545,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.800	10/01/51	4,510,965
7,405,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1	5.000	12/01/45	7,431,085
140,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/41	152,421
1,490,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/42	1,608,928
15,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33	15,480,407
25,430,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1	5.000	06/01/42	25,791,022
1,500,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A	3.000	12/01/42	1,217,608
2,500,000		Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018	5.000	05/01/36	2,589,472
2,250,000		Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018	5.000	05/01/37	2,325,139
1,000,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	4.000	05/01/42	656,919
2,230,000	(b)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A	5.375	06/15/50	2,080,725
2,000,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/29	2,041,256
7,450,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/30	7,587,956
1,000,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/31	1,016,606
3,315,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/33	3,385,650

See Notes To Financial Statements	31

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$2,595,000		The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple University Health System Obligated Group Series of 2017	5.000%	07/01/33	$2,627,988

		TOTAL PENNSYLVANIA			188,763,962

		PUERTO RICO - 1.9%
2,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	1,797,154
7,164,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	7,098,707
118,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	28,772,523
15,339,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	15,129,382
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	990,886
4,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	3,813,598
14,500,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	13,721,048
5,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	4,578,123

		TOTAL PUERTO RICO			75,901,421

		SOUTH CAROLINA - 0.3%
1,485,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/48	1,618,474
1,660,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/49	1,808,255
3,650,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/50	3,955,563
1,400,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/54	1,494,648
2,500,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/43	2,532,343

		TOTAL SOUTH CAROLINA			11,409,283

		SOUTH DAKOTA - 0.0%
910,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015	5.000	11/01/45	912,814

		TOTAL SOUTH DAKOTA			912,814

		TENNESSEE - 2.4%
2,500,000		Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016	5.625	06/01/35	2,263,648
4,000,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/49	4,187,064
510,000		DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017	3.500	04/01/42	421,437
4,200,000		Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A	5.000	07/01/36	4,315,752
4,815,000		Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010	4.875	12/01/25	4,868,683
145,000	(g)	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, (Pre-refunded 10/01/28)	5.000	04/01/41	154,758
2,740,000		Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A	5.000	04/01/41	2,778,828

32	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$1,035,000	(g)	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C - NPFG Insured, (ETM)	5.125%	07/01/25	$1,045,056
9,570,000	(g)	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C - NPFG Insured, (ETM)	5.250	07/01/28	9,882,476
2,000,000		Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	4.000	04/01/36	1,809,756
310,000		Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/36	311,279
2,955,000		Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A	5.000	01/01/36	3,007,679
5,000,000		Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A	5.000	01/01/42	5,048,454
130,000	(c)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	4.750	07/01/27	117,410
2,930,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/38	3,191,115
2,500,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/39	2,707,613
4,000,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/42	4,244,144
1,320,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.000	05/01/42	1,380,930
2,000,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.000	05/01/43	2,085,241
515,000	(b)	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E	5.375	06/01/52	495,280
3,965,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/40	3,980,739
385,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A	5.000	07/01/48	387,649
10,805,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/28	11,461,544
11,625,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/33	12,928,641
490,000		Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010	5.200	07/01/26	490,947
460,000	(b)	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018	4.500	06/01/28	463,133
570,000	(b)	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018	5.125	06/01/36	575,712
2,100,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26	2,156,125
5,090,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C	5.000	02/01/27	5,178,145

See Notes To Financial Statements	33

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$500,000		West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016	5.000%	06/01/41	$500,117

		TOTAL TENNESSEE			92,439,355

		TEXAS - 4.3%
400,000	(b)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Improvement Area 1 Project, Series 2025	6.000	09/01/55	389,346
1,700,000	(b)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.625	09/01/45	1,676,758
3,600,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020E	5.000	01/01/45	3,711,774
8,275,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/49	8,772,165
10,275,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/55	10,829,925
5,500,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A	4.250	12/01/34	5,406,476
9,700,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A	5.000	12/01/50	9,398,436
300,000	(b)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2024A	5.750	06/15/44	294,998
230,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	239,550
2,645,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2023A	5.000	02/15/42	2,803,894
1,000,000	(b)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875	12/31/45	981,218
700,000	(b)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.625	12/31/55	690,844
2,970,000		Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation, Combination Tax Tax Increment Reinvestment Zone 1, Subordinate Lien Series 2021A - BAM Insured	4.000	07/15/40	2,795,512
2,000,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	1,965,603
795,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.250	08/01/33	853,842
1,185,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.000	08/01/35	1,232,351
1,000,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.250	08/01/37	1,054,905
795,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.250	08/01/38	836,678
10,000,000		Greater Texas Cultural Educational Facilities Finance Corporation, Texas, Revenue Bonds, Biomedical Research Institute Series 2024A	5.250	06/01/54	10,140,467
8,585,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A	5.000	06/01/33	8,363,988
4,750,000		Harris County Industrial Development Corporation, Texas, Revenue Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series 2023, (Mandatory Put 6/01/33)	4.050	11/01/50	4,739,731
2,500,000		Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.250	07/01/39	2,672,055
2,255,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/36	2,379,339
1,340,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/37	1,408,504

34	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,150,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500%	07/15/38	$1,205,206
1,220,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/39	1,276,114
2,560,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/32	2,563,404
335,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/34	335,406
1,360,000		Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015	5.000	08/15/30	1,365,854
1,280,000		Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015	5.000	08/15/35	1,284,414
10,000,000	(h)	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2023, (UB)	4.250	02/15/53	9,601,182
3,300,000		Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, (AMT)	5.000	11/01/28	3,300,695
665,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016	5.000	11/01/46	541,124
805,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016	5.000	11/01/51	633,468
570,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A	5.500	07/01/54	418,347
760,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014	5.500	01/01/43	719,786
6,625,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A - AGM Insured	4.100	04/01/34	6,406,459
10,000,000	(c)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	9,591,854
10,880,000	(g)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	6.750	09/01/45	13,015,956
1,000,000	(b)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.125	01/01/44	1,006,685
555,000	(b)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Crossing Public Improvement District 3 Project, Series 2024	5.125	09/01/44	529,886
535,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.000	02/01/29	533,694
1,805,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.000	02/01/34	1,754,834
385,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.125	02/01/39	369,506
645,000		SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007	5.500	08/01/27	670,967
3,000,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/41	3,032,423

See Notes To Financial Statements	35

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,750,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375%	06/30/37	$1,851,529
1,360,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375	06/30/39	1,429,278
1,000,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/40	1,054,500
580,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/43	605,374
1,680,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/37	1,613,109
1,750,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/38	1,674,623
1,300,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/39	1,233,257
1,500,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/39	1,414,097
3,690,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/40	3,468,963
5,000,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	4,963,425
5,000,000		Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2024A	5.000	02/01/49	5,242,301

		TOTAL TEXAS			168,346,079

		UTAH - 1.3%
500,000	(b)	Arrowhead Springs Public Infrastructure District, Utah, Special Assessment Bonds, Arrowhead Springs Assessment Area, Series 2025	5.625	12/01/54	500,701
740,000	(b)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	742,257
500,000	(b)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125	06/15/54	475,808
1,000,000	(b)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	5.500	06/15/39	1,021,120
3,500,000		Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds Series 2021A-2	4.000	06/01/41	3,124,599
2,600,000	(b)	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.375	02/01/51	1,885,468
19,115,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT)	5.000	07/01/42	19,238,852
13,165,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, (AMT)	5.000	07/01/37	13,471,103
1,700,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/41	1,798,097
1,750,000	(h)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.450	01/01/44	1,711,019
3,470,000	(h)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.650	01/01/49	3,417,969
660,000	(h)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.700	01/01/54	659,449
1,000,000	(b)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	1,005,308

		TOTAL UTAH			49,051,750

36	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGIN ISLANDS - 0.0%
$1,100,000	(b)	Virgin Islands Public Finance Authority, Revenue Bonds, Frenchman’s Reef Hotel Development Hotel Occupancy Series 2024A	6.000%	04/01/53	$1,129,002

		TOTAL VIRGIN ISLANDS			1,129,002

		VIRGINIA - 1.7%
6,000,000		Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, (Mandatory Put 7/01/30)	5.000	07/01/53	6,430,446
4,010,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47	3,668,331
5,000,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2022A	5.000	02/01/40	5,356,700
10,000,000	(h)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A, (UB)	4.450	09/01/44	9,799,674
4,325,000	(h)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A, (UB)	4.600	09/01/49	4,300,306
8,500,000	(h)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A, (UB)	4.650	09/01/54	8,517,534
2,070,000		Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series 2023A	5.000	07/01/42	2,211,382
2,000,000	(b)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A	5.500	07/01/49	1,688,800
2,180,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/47	2,187,203
13,250,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/52	13,229,930
4,060,000		Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A	4.000	01/01/40	3,801,594
5,695,000		Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A	4.000	01/01/45	5,111,162

		TOTAL VIRGINIA			66,303,062

		WASHINGTON - 2.6%
5,500,000		King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A	5.000	12/01/38	5,413,780
4,735,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/43	4,917,173
4,795,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/44	4,968,240
5,510,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/45	5,694,087
3,320,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/46	3,431,929
5,590,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/30	5,739,545
10,000,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, (AMT)	5.000	04/01/37	10,268,988
6,995,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, (AMT)	5.000	04/01/38	7,159,190
4,000,000		Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016	5.000	12/01/32	4,031,272
1,120,000		Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016	5.000	12/01/37	1,121,637
3,630,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	3,340,220
2,960,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D	5.000	10/01/41	2,965,676

See Notes To Financial Statements	37

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$3,090,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000%	08/15/33	$3,154,469
3,470,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/34	3,534,747
2,695,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/35	2,739,793
1,155,000	(b)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/41	1,006,674
2,000,000	(b)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/46	1,682,325
3,805,000	(b)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/51	3,083,857
2,240,000		Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012	5.000	01/01/48	2,061,691
14,036,844		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2023-1 Class A	3.375	04/20/37	12,356,676
4,540,000		Washington State, General Obligation Bonds, Various Purpose Series 2022A	5.000	08/01/44	4,749,577
6,635,000		Washington State, General Obligation Bonds, Various Purpose Series 2023A	5.000	08/01/43	7,008,195

		TOTAL WASHINGTON			100,429,741

		WEST VIRGINIA - 0.2%
550,000	(b)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	563,388
1,500,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A	5.000	09/01/31	1,556,044
1,800,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/38	1,925,987
1,000,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/39	1,063,626
1,715,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/41	1,798,508

		TOTAL WEST VIRGINIA			6,907,553

		WISCONSIN - 3.7%
1,745,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A	5.000	02/01/36	1,752,113
815,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A	5.000	06/15/40	809,001
200,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A	5.000	07/01/55	171,602
2,150,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/46	1,749,032
1,100,000		Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North East Carolina Preparatory School Project, Refunding Series 2024A	5.250	06/15/54	1,090,875
10,952	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47	318
9,573	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48	262
9,420	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49	242

38	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$9,114	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000%	01/01/50	$216
8,961	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51	201
11,641	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52	242
11,488	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53	226
11,105	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54	205
10,876	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55	189
10,646	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56	175
579,414	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500	07/01/56	426,165
11,795	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57	183
11,488	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/58	168
11,182	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59	155
10,952	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60	142
10,799	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61	132
10,493	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62	121
10,263	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63	112
10,033	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/64	104
9,880	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65	96
10,646	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/66	96
128,214	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67	1,046
26,928	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46	846
26,549	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47	770

See Notes To Financial Statements	39

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$26,359	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/48	$720
26,169	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49	671
25,790	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50	612
28,255	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51	633
727,382	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51	500,125
28,066	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52	583
27,687	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53	544
27,497	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54	506
27,118	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55	471
26,738	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/56	441
26,549	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57	411
26,169	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58	383
25,980	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59	360
25,790	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60	335
25,411	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61	311
25,221	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62	291
24,842	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63	272
24,652	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64	256
24,463	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65	238
24,083	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66	217
313,660	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67	2,560

40	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$2,000,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Bonnie Cone Classical Academy, Series 2024	5.625%	06/15/54	$1,956,982
5,730,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Bonnie Cone Classical Academy, Series 2024	5.625	06/15/59	5,551,953
1,650,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A	7.000	08/01/43	1,651,394
700,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Refunding Series 2024A	4.250	07/15/44	645,252
2,000,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cornerstone Charter Academy Series 2024	5.000	02/01/64	1,931,757
3,845,000		Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, (AMT)	4.000	08/01/35	3,676,879
14,000,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	14,171,144
5,000,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022B, (Mandatory Put 10/01/30)	4.000	10/01/46	5,006,299
2,735,000	(b),(c)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A	6.500	09/01/48	1,641,000
2,750,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.250	07/01/54	2,254,140
1,360,000	(b),(c)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	612,000
4,065,000	(b),(c)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375	01/01/48	1,829,250
1,000,000	(c)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2	0.000	01/01/49	450,000
4,300,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2	2.875	05/01/27	4,209,201
10,050,000	(b)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/38	10,080,757
3,360,000	(b)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/48	3,288,158
2,900,000		Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2024A	5.000	06/15/64	2,805,437
7,000,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	6,955,976
3,525,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	3,586,949
1,465,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Subordinate Bonds, World Center Project Series 2024B	8.000	06/15/42	1,475,061
6,495,000	(g)	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, (Pre- refunded 12/15/30)	0.000	12/15/60	1,616,711
27,005,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D - AGM Insured	0.000	12/15/60	4,193,110
18,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/32	18,036,513
7,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children’s Hospital of Wisconsin, Inc., Series 2017	4.000	08/15/42	6,974,118
650,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024	5.450	10/01/39	656,056
1,880,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.250	10/01/39	1,866,107
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.375	10/01/44	974,480

See Notes To Financial Statements	41

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$3,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.500%	10/01/49	$3,390,521
6,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A	4.000	04/01/39	5,673,725
5,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/46	4,796,210
2,980,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A	5.000	07/01/34	2,946,469
2,100,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A	4.350	07/01/36	2,014,684
5,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.000	12/01/34	4,847,657
4,435,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.000	12/01/44	3,902,875
4,225,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.250	12/01/49	3,758,230

		TOTAL WISCONSIN			145,943,030

		TOTAL MUNICIPAL BONDS (Cost $3,904,971,427)			3,901,263,129

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%

		CAPITAL GOODS - 0.0%
321,690	(c),(d)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	32

		TOTAL CAPITAL GOODS			32

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $321,690)			32

		TOTAL LONG-TERM INVESTMENTS (Cost $3,922,970,867)			3,918,639,751

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.0%
		MUNICIPAL BONDS - 2.0%

		ALABAMA - 0.7%
26,275,000	(j)	West Jefferson Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Alabama Power Company Miller Plant Project, Series 2008, (AMT)	3.800	12/01/38	26,275,000

		TOTAL ALABAMA			26,275,000

		CALIFORNIA - 1.3%
50,000,000	(j)	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2023F-2	3.850	07/01/47	50,000,000

		TOTAL CALIFORNIA			50,000,000

		TOTAL MUNICIPAL BONDS (Cost $76,275,000)			76,275,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $76,275,000)			76,275,000

		TOTAL INVESTMENTS - 102.3% (Cost $3,999,245,867)			3,994,914,751

		FLOATING RATE OBLIGATIONS - (4.6)%			(178,160,000)

		OTHER ASSETS & LIABILITIES, NET - 2.3%			89,709,300

		NET ASSETS - 100%			$3,906,464,051

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

42	See Notes To Financial Statements

(a)	Affiliated holding
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $428,085,469 or 10.7% of Total Investments.

(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	When-issued or delayed delivery security.
(f)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(i)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

See Notes To Financial Statements	43

Portfolio of Investments March 31, 2025

Intermediate Duration

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 97.8%
		EXCHANGE-TRADED FUNDS - 0.0%
75,000	(a)	Nuveen Municipal Income ETF			$1,861,777

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,893,750)			1,861,777

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES - 0.5%
$3,494,647	(b),(c)	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Guaranteed Structured Pass Through Class A Series 2024ML-023, Series 2024 ML23	4.287%	04/25/42	3,635,512
13,073,142		Federal Home Loan Mortgage Corporation, Notes, Series 2023 23-ML15	4.140	01/25/40	12,980,161
4,627,820		Federal Home Loan Mortgage Corporation, Notes, Series 2022 M068	3.150	10/15/36	4,135,021
4,659,344		Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, Series 2021 21-ML08	1.877	07/25/37	3,770,310
7,915,799		Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021, Series 2021 ML10	2.032	01/25/38	6,297,933
4,722,072		Freddie Mac Multi-Family ML Certificates, Series ML 22 Class A-US, Series 2024, Series 2024 ML22	4.268	10/25/40	4,852,805

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,285,281)			35,671,742

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 97.3%
		ALABAMA - 2.5%
1,920,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024B	4.250	10/01/39	1,905,884
3,645,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024B	4.550	10/01/44	3,604,788
1,390,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024C	4.450	10/01/44	1,362,195
4,230,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024D	4.300	10/01/44	4,069,588
7,630,000		Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A - AGM Insured, (AMT)	5.000	10/01/31	7,769,483
5,080,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/37	4,912,920
2,880,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018B	5.000	07/01/37	2,956,648
3,630,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)	4.000	12/01/49	3,641,530
6,815,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)	4.000	12/01/52	6,771,823
3,000,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Series 2022F, (Mandatory Put 12/01/28)	5.500	11/01/53	3,153,149
11,605,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)	5.000	03/01/55	12,399,739
4,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023C, (Mandatory Put 6/01/32)	5.500	10/01/54	4,301,448
2,225,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024C, (Mandatory Put 7/01/31)	5.000	05/01/55	2,351,230
8,285,000		Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)	4.000	07/01/52	8,353,216
5,000,000		Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)	5.250	12/01/53	5,349,120
1,045,000		Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020 - AGM Insured	5.000	08/01/26	1,068,251

44	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALABAMA (continued)
$1,000,000		Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020 - AGM Insured	5.000%	08/01/28	$1,051,644
1,000,000		Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020 - AGM Insured	5.000	08/01/30	1,070,215
5,515,000		Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, (Mandatory Put 12/01/25)	4.000	12/01/50	5,527,713
2,540,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	2,403,909
7,420,000		Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, (Mandatory Put 6/26/25)	1.000	06/01/34	7,373,667
2,235,000	(d)	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015	5.000	09/01/25	1,402,462
1,725,000	(d)	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015	5.000	03/01/26	1,082,438
2,025,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2019A, (Mandatory Put 10/01/31)	3.450	11/01/33	1,990,506
8,285,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	8,236,040
12,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory Put 4/01/32)	5.000	08/01/54	12,711,644
10,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	10,327,902
10,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put 12/01/31)	4.000	12/01/51	9,917,979
1,820,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory Put 12/01/29)	5.500	01/01/53	1,932,314
15,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	15,504,294
15,395,000		Southeast Energy Authority, Alabama, Revenue Bonds Cooperative District Energy Supply Series 2024C, (Mandatory Put 11/01/32)	5.000	11/01/55	16,377,301
5,345,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35)	5.000	01/01/56	5,571,224
3,500,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B, (Mandatory Put 1/01/33)	5.250	03/01/55	3,675,714
130,000		The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A	5.000	08/01/25	130,376
4,250,000	(c)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	4,295,127
10,000,000		West Jefferson, Alabama, Industrial Development Board Pollution Control Revenue Bonds, Alabama Power Company, Refunding Series 1998	3.650	06/01/28	10,072,700

		TOTAL ALABAMA			194,626,181

		ALASKA - 0.2%
5,000,000		Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	4.000	12/01/41	4,771,462
4,000,000		Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2024A	5.000	12/01/39	4,253,559
1,900,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2022A-II	2.350	12/01/39	1,428,474

See Notes To Financial Statements	45

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALASKA (continued)
$1,575,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	5.000%	06/01/28	$1,641,798

		TOTAL ALASKA			12,095,293

		ARIZONA - 1.2%
1,030,000		Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C. Forward Delivery	5.000	08/01/26	1,059,450
3,000,000		Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2024A	4.500	04/01/44	2,953,445
5,705,000	(e)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/26	5,899,108
16,915,000	(e)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/27	17,851,056
2,330,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	2,333,528
2,010,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	2,002,911
22,840,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	23,402,522
775,000		Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020	4.000	05/15/26	783,699
1,000,000		Glendale Union High School District 205, Maricopa County, Arizona, General Obligation Bonds, School Improvement, Project 2024, Series 2024A	5.000	07/01/42	1,070,970
1,875,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024C	4.625	09/01/44	1,862,594
890,000	(c)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	4.000	07/01/41	786,540
1,950,000	(c)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/39	1,964,598
460,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A	5.000	09/01/27	480,803
2,070,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A	3.600	02/01/40	1,834,669
1,500,000		Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, School Improvement Project of 2023, Series 2025A	5.000	07/01/30	1,645,667
3,615,000		Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B - AGM Insured	5.000	08/01/26	3,724,122
4,220,000		Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B - AGM Insured	5.000	08/01/27	4,418,271
3,975,000		Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B - AGM Insured	5.000	08/01/28	4,229,367
675,000		Paradise Valley Unified School District No. 69, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project of 2019, Series 2022D	5.000	07/01/37	736,835
1,200,000		Pima County Unified School District 1, Tucson, Arizona, General Obligation Bonds, Project of 2023 School Improvement Series 2024A - AGM Insured	5.000	07/01/36	1,316,794
5,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A	4.000	12/01/33	5,008,555
1,235,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/32	1,306,260

46	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$1,120,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000%	12/01/37	$1,179,830
1,000,000		Tucson, Arizona, Water System Revenue Bonds, Obligations Series 2024	5.000	07/01/41	1,078,462
1,400,000		Tucson, Arizona, Water System Revenue Bonds, Obligations Series 2024	5.000	07/01/42	1,502,816

		TOTAL ARIZONA			90,432,872

		ARKANSAS - 0.8%
3,140,000	(c)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52	3,217,386
1,165,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53	1,210,746
14,355,000	(c)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	13,684,554
1,785,000	(c)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49	1,723,024
11,415,000		Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, (Mandatory Put 9/01/27)	5.000	09/01/44	11,540,362
170,000		Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A	4.100	07/01/39	167,756
1,230,000		Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A	4.450	07/01/44	1,202,278
3,000,000	(f)	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2025A	4.600	07/01/45	2,985,768
610,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/37	664,088
620,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/38	672,175
670,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/39	721,826
705,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/40	752,599
2,305,000		Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021	2.000	06/01/29	2,100,837
2,500,000		Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021	2.000	06/01/30	2,216,430
2,905,000		Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021	2.000	06/01/31	2,506,573
325,000		Little Rock, Arkansas, General Obligation Bonds, Capital Improvement Series 2022A	3.875	02/01/43	324,149
1,610,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/26	1,612,284
1,500,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/28	1,504,330
1,935,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/29	1,940,553
1,005,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/30	1,007,867
4,595,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/34	4,607,872
855,000		Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014	5.000	12/01/25	856,311
715,000		Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014	5.000	12/01/27	715,880

See Notes To Financial Statements	47

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ARKANSAS (continued)
$1,245,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A	5.000%	11/01/34	$1,314,631
1,260,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A	5.000	11/01/35	1,326,901
1,000,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Refunding Series 2025	5.000	09/01/32	1,114,810

	TOTAL ARKANSAS			61,691,990

	CALIFORNIA - 4.5%
5,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	5,227,158
5,210,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023F, (Mandatory Put 11/01/30)	5.500	10/01/54	5,613,708
11,020,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024C, (Mandatory Put 10/01/32)	5.000	08/01/55	11,636,519
9,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	9,699,303
13,375,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	14,013,369
9,660,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024H, (Mandatory Put 8/01/33)	5.000	01/01/56	10,484,382
1,430,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/30	1,513,868
1,310,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/32	1,378,026
635,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/33	665,852
350,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/34	347,861
2,190,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/36	2,151,174
3,000,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/38	2,904,223
1,580,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/40	1,502,109
9,820,000	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2025V-5, (Mandatory Put 3/01/35)	5.000	03/01/55	11,394,369
1,205,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/35	1,213,934
1,345,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/36	1,352,537
970,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, (Mandatory Put 10/01/25)	5.000	10/01/39	975,886
17,140,409	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-2	3.750	03/25/35	16,772,204
2,813,557	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-3	3.250	08/20/36	2,577,231
4,135,000	California Infrastructure and Economic Development Bank, Revenue Bonds, California Academy of Sciences, San Francisco, Series 2024A	3.250	08/01/29	4,133,565

48	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,300,000		California Infrastructure and Economic Development Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2, (Mandatory Put 10/01/26)	3.000%	10/01/47	$6,310,006
5,950,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)	3.250	12/31/32	5,537,329
4,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/33	4,091,770
5,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/34	5,105,488
2,500,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, (AMT), (Mandatory Put 12/01/25)	4.100	12/01/44	2,499,544
2,590,000	(c)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023 (AMT), (AMT)	5.000	07/01/34	2,769,685
2,500,000	(c)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023 (AMT), (AMT)	5.000	07/01/35	2,660,147
2,500,000	(c)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023 (AMT), (AMT)	5.000	07/01/36	2,647,678
6,055,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2, (AMT)	3.625	07/01/27	6,018,379
24,490,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A- 1, (AMT)	3.375	07/01/25	24,461,298
12,330,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, (AMT)	3.000	11/01/25	12,269,664
2,120,000		California State, General Obligation Bonds, Various Purpose Series 2024	5.250	08/01/44	2,337,890
5,425,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/29	5,429,104
1,500,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/27	1,524,723
2,695,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/31	2,730,420
4,200,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/36	4,234,224
6,180,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	6,200,615
885,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/28	920,510
2,530,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/33	2,605,324
3,790,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.250	12/01/38	3,892,608
1,257	(d),(g)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G	5.500	12/31/25	1,257
4,900,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	5,307,069
6,000,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1	3.000	06/01/48	4,310,355

See Notes To Financial Statements	49

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,605,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000%	07/01/43	$5,150,878
4,230,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1	2.650	12/01/46	3,293,811
5,145,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	3,460,062
5,000,000		East County Advanced Water Purification Joint Powers Authority, California, Revenue Bonds, Green Interim Notes Subordinate Series 2024A-1	3.125	09/01/26	5,002,770
1,430,000		El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020 - AGM Insured	5.000	08/01/33	1,488,894
2,200,000		El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020 - AGM Insured	5.000	08/01/34	2,286,736
7,715,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	830,846
4,125,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	4,176,018
1,300,000		Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008 - AGM Insured	0.000	08/01/26	1,246,786
1,000,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000	09/01/30	1,001,153
1,015,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000	09/01/32	1,016,044
465,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000	09/01/34	465,391
2,015,000		Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B	0.000	08/01/27	1,880,107
1,000,000		Los Angeles Community College District, California, General Obligation Bonds, 2016 Election Series 2024E	5.000	08/01/30	1,117,574
5,000,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Senior Series 2024A	5.000	06/01/30	5,571,136
1,220,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Senior Series 2024A	5.000	06/01/31	1,379,101
7,415,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	5.000	05/15/26	7,551,401
2,340,000		Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2024A	5.000	07/01/26	2,409,248
5,000,000		Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2024	5.000	06/26/25	5,022,570
400,000		Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A - BAM Insured	5.000	09/01/29	403,237
5,440,000		Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	5.875	08/01/28	5,897,281
9,635,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	6.125	11/01/29	10,218,785
7,670,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	6.125	11/01/29	8,134,300

50	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,280,000		Orange County Local Transportation Authority, California, Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax, Series 2025	5.000%	02/15/35	$2,691,548
8,040,000		Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A	6.750	08/01/40	8,521,725
2,005,000	(f)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/36	2,276,313
5,355,000		Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A	0.000	08/01/34	3,824,115
2,115,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B	0.000	10/01/34	1,448,614
2,000,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B	0.000	10/01/36	1,246,512
5,000,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023A, (AMT)	5.000	05/01/27	5,170,288
3,000,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.000	05/01/29	3,166,514
4,020,000		Union Sanitary District Financing Authority, Alameda County, California, Revenue Bonds, Interim Notes Series 2025A	5.000	03/15/30	4,463,469
3,000,000		Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, 20008 Election Series 2009A - AGC Insured	5.750	08/01/31	3,115,005
1,415,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	5.000	07/01/25	1,418,626
1,450,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	3.250	07/01/27	1,436,024
1,435,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	3.500	07/01/28	1,413,640
1,355,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	3.750	07/01/29	1,335,628
2,500,000		West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B	6.000	08/01/25	2,525,284

		TOTAL CALIFORNIA			342,479,799

		COLORADO - 2.7%
2,955,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021	4.250	12/01/41	2,687,742
1,600,000	(c)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44	1,631,843
3,015,000		Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A	5.500	12/01/32	3,249,301
1,250,000		Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A	5.500	12/01/33	1,344,269
7,677,000	(c)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/29	7,685,770
1,115,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A	4.000	12/01/29	1,077,425
6,460,000		Cherry Creek School District 5, Arapahoe County, Colorado, General Obligation Bonds, Series 2024	5.250	12/15/43	7,080,580
10,000,000		Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, (AMT)	4.000	06/30/51	8,572,458
505,000	(c)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016	3.750	07/01/26	503,174
1,910,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016	5.000	10/01/25	1,889,962
1,235,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016	5.000	10/01/30	1,107,713
1,715,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016	3.125	10/01/31	1,348,336

See Notes To Financial Statements	51

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$5,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A	5.000%	11/15/37	$5,285,442
2,100,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2024A, (Mandatory Put 11/15/29)	5.000	11/15/59	2,253,294
3,235,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, (Mandatory Put 11/20/25)	5.000	11/15/48	3,274,626
4,010,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/25	4,035,097
4,700,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/36	4,901,901
10,365,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)	5.000	08/01/49	10,383,280
33,615,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)	5.000	08/01/49	34,129,205
2,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A	4.000	12/01/40	1,888,668
405,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/45	418,218
14,655,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)	3.125	09/01/42	14,718,625
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A	4.000	01/01/36	993,700
2,755,000		Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E	2.125	11/01/42	1,833,167
6,510,000		Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H	2.000	05/01/42	4,248,205
10,000,000		Colorado State Education Loan Program, Tax and Revenue Anticipation Notes, Series 2024B	5.000	06/30/25	10,057,122
14,130,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	8,232,610
525,000		Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010	5.500	09/01/25	522,411
1,705,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.750	11/15/34	1,922,621
830,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.750	11/15/35	931,366
5,140,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/35	5,298,201
1,290,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2023B, (AMT)	5.000	11/15/26	1,321,983
3,590,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2023B, (AMT)	5.000	11/15/27	3,729,155
8,645,000		Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, (AMT)	5.000	10/01/32	8,647,038
1,500,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/31	1,501,337
500,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/32	500,277
645,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/33	645,316
3,000,000		Denver School District 1, Colorado, General Obligation Bonds, Series 2025B	5.000	12/01/27	3,175,391
1,730,000	(c)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	1,706,886

52	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$330,000	(c)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250%	12/01/39	$325,591
1,000,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2024A	5.000	09/01/40	1,087,625
5,900,000	(c)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	5,713,446
635,000		Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024	5.125	12/01/33	633,649
1,040,000	(c)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	4.000	12/01/35	914,336
3,945,000	(h)	Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Convertible Capital Appreciation Bonds, Series 2022A-2	0.000	12/01/42	2,643,659
750,000		Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021	4.000	12/01/36	715,029
600,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/28	622,636
550,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/28	573,744
750,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/29	785,886
500,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/29	526,109
555,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/30	585,991
445,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/30	471,446
1,035,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/31	1,099,787
3,400,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	4.000	07/15/40	3,213,900
2,100,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	4.500	12/01/32	1,941,313
9,095,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	5.000	12/01/42	8,192,558
1,000,000		Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015 - AGC Insured	3.750	12/01/44	884,889
600,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4, Series 2024A	6.125	12/01/39	616,474
730,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/41	622,189
1,025,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.250	12/01/32	1,011,386

		TOTAL COLORADO			207,915,358

		CONNECTICUT - 1.8%
3,400,000		Connecticut Health and Educational Facilities Authority, Chefa Revenue Bonds, Yale University, Remarketing Series 2015A	5.000	07/01/35	3,923,215
4,545,000		Connecticut Health and Educational Facilities Authority, Chefa Revenue Bonds, Yale University, Remarketing Series 2017B-2, (Mandatory Put 7/01/26)	3.200	07/01/37	4,546,198
1,785,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	5.000	07/01/33	1,848,570
4,770,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/34	4,735,748
10,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/35	9,863,463
700,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/26	703,994

See Notes To Financial Statements	53

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CONNECTICUT (continued)
$925,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000%	07/01/27	$939,523
775,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/28	788,170
600,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/29	611,277
10,505,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Remarketing Series 1999U	5.000	07/01/33	11,990,996
10,000,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, (Mandatory Put 2/10/26)	2.800	07/01/48	9,967,254
10,480,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)	2.000	07/01/42	10,329,953
5,920,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory Put 7/01/29)	5.000	07/01/49	6,320,034
1,170,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1	4.000	11/15/38	1,150,686
2,020,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1	3.300	11/15/39	1,783,465
1,540,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1	2.850	11/15/39	1,235,947
5,570,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1	2.750	11/15/37	4,521,376
5,195,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1	2.450	05/15/38	4,084,323
3,060,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1	3.500	11/15/45	3,043,310
5,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020D-1	2.350	11/15/40	3,696,753
2,850,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-1	2.350	11/15/40	2,032,829
10,125,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3	1.850	05/15/38	7,119,196
11,105,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1	2.100	11/15/40	7,825,342
22,870,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1	2.300	11/15/41	16,308,652
1,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	4.500	11/15/45	977,348
2,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Sustainability Green Series 2024D-1	4.550	11/15/44	1,981,383
1,345,000	Connecticut State, General Obligation Bonds, Refunding Series 2023B	5.000	08/01/25	1,354,860
2,000,000	Connecticut State, General Obligation Bonds, Refunding Series 2023B	5.000	08/01/26	2,060,372
5,400,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/28	5,760,919
4,050,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/29	4,386,098

	TOTAL CONNECTICUT			135,891,254

	DELAWARE - 0.3%
18,440,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, (Mandatory Put 10/01/25)	1.250	10/01/45	18,176,850
1,945,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024A	4.450	07/01/44	1,901,163
1,300,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B	4.200	07/01/39	1,291,145
695,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B	4.600	07/01/44	688,156
1,340,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024C	4.450	07/01/44	1,313,146

54	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	DELAWARE (continued)
$2,105,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024D	4.300%	07/01/44	$2,024,119
1,445,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	4.200	07/01/40	1,436,326

	TOTAL DELAWARE			26,830,905

	DISTRICT OF COLUMBIA - 1.8%
3,155,000	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013	5.000	10/01/30	3,155,038
143,565,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46	36,513,619
18,585,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2014C	4.000	10/01/41	17,582,111
5,500,000	District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/41	5,930,351
10,000,000	District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/42	10,707,796
6,665,000	District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/43	7,103,199
1,250,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A	5.000	10/01/33	1,316,921
2,830,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A	5.000	10/01/34	2,975,932
1,625,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A	5.000	10/01/36	1,699,933
4,915,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2015B, (AMT)	5.000	10/01/35	4,933,450
5,575,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/26	5,720,762
5,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, (AMT)	5.000	10/01/31	5,243,548
8,300,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, (AMT)	5.000	10/01/27	8,634,697
2,460,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/33	2,618,752
5,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/34	5,296,614
2,440,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/35	2,571,968
3,620,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/27	3,765,977
5,795,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/28	6,086,479
2,835,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A	5.000	07/15/27	2,974,815

	TOTAL DISTRICT OF COLUMBIA			134,831,962

	FLORIDA - 3.3%
11,195,000	Broward County School Board, Florida, Certificates of Participation, Series 2022A	5.000	07/01/26	11,490,011
10,000,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/34	10,032,590
15,135,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/35	15,178,439
5,500,000	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/34	5,716,637
3,315,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, (AMT)	2.250	09/01/29	3,140,208
1,375,000	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017 - AGM Insured	2.750	09/01/25	1,370,965
865,000	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017 - AGM Insured	2.750	09/01/26	861,783
470,000	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017 - AGM Insured	3.000	09/01/27	467,071

See Notes To Financial Statements	55

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$9,685,000		Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015	5.000%	10/01/32	$9,767,402
7,325,000		Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015	5.000	10/01/33	7,387,322
4,195,000	(c)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/35	4,165,148
215,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	5.000	06/15/27	216,303
1,155,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A	5.000	06/15/35	1,169,310
1,000,000	(c)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	1,001,275
4,870,000	(c)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	5,166,797
22,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/38	21,971,189
12,690,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	12,348,969
11,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.000	07/01/44	11,043,284
3,570,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	3,586,894
30,000,000	(c)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	31,154,784
1,355,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/32	1,370,351
1,885,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/33	1,904,613
6,015,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/34	6,074,412
4,290,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/35	4,330,579
915,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1	3.600	07/01/37	852,058
1,915,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2	4.050	07/01/38	1,868,732
4,470,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1	3.000	07/01/39	3,765,234
7,550,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2024-5	4.450	07/01/44	7,401,083
7,890,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2	2.050	07/01/41	5,285,490
1,505,000		Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A	5.000	10/01/30	1,543,458
10,180,000		Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2015E	4.000	06/01/34	10,199,132
1,980,000		Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C	5.000	11/15/34	2,214,877
3,375,000		Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Refunding Series 2016A, (AMT)	4.000	09/01/34	3,376,108

56	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,000,000		JEA, Florida, Electric System Revenue Bonds, Series Three 2024A	5.000%	10/01/30	$2,193,527
5,105,000		JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A	5.000	10/01/27	5,355,928
5,060,000		Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A	5.000	04/01/53	5,110,096
2,175,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B	5.000	07/01/27	2,193,464
3,000,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/27	3,120,975
7,350,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/29	7,778,473
7,645,000		Orange County Health Facilities Authority Revenue Bonds, Florida, Presbyterian Retirement Communities Obligated Group Project Series 2023A	4.000	08/01/36	7,417,444
4,010,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/32	4,156,443
2,015,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/34	2,080,073
1,000,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	5.000	10/01/49	1,019,028
585,000	(c)	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	4.125	05/01/41	522,595
315,000	(c)	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A	4.000	06/15/36	294,582
425,000	(c)	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A	4.000	06/15/41	372,697
4,895,000		South Florida Water Management District, Certificates of Participation, Series 2015	5.000	10/01/33	4,980,039
1,870,000		Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A	0.000	09/01/34	1,255,354
1,500,000	(c)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.000	05/01/34	1,476,431

		TOTAL FLORIDA			256,749,657

		GEORGIA - 2.1%
1,000,000	(c)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-1	5.000	04/01/34	999,100
6,000,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.000	07/01/33	6,458,254
7,000,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.000	07/01/34	7,516,165
7,000,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.000	07/01/35	7,459,790
1,000,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2013, (Mandatory Put 3/12/27)	3.375	11/01/53	1,002,513
1,315,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A	3.600	12/01/33	1,282,575
1,235,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A	3.850	12/01/38	1,155,494
2,940,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A	3.050	12/01/34	2,678,461
4,000,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A	3.350	12/01/39	3,555,610
8,285,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B	2.950	12/01/39	6,847,654

See Notes To Financial Statements	57

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$4,250,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2021A	2.400%	12/01/41	$3,089,432
960,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2023A	4.150	12/01/38	933,520
4,230,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.450	12/01/44	4,124,582
2,725,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.000	12/01/39	2,602,667
5,000,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.400	12/01/44	4,900,256
5,765,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1	3.700	12/01/35	5,517,694
5,000,000		Georgia State, General Obligation Bonds, Series 2015A	4.000	02/01/32	5,001,440
5,000,000		Georgia State, General Obligation Bonds, Series 2015A	4.000	02/01/33	5,001,132
3,665,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2021A, (Mandatory Put 9/01/27)	4.000	07/01/52	3,696,044
10,650,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/29)	4.000	09/01/52	10,694,744
12,160,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022B, (Mandatory Put 6/01/29)	5.000	12/01/52	12,634,445
17,400,000	(c)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	17,370,079
5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 3/01/30)	5.000	07/01/53	5,252,279
4,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023E-1, (Mandatory Put 6/01/31)	5.000	12/01/53	4,234,556
5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 9/01/31)	5.000	05/01/54	5,308,725
13,210,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024D, (Mandatory Put 4/01/31)	5.000	04/01/54	14,005,642
3,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024E, (Mandatory Put 12/01/32)	5.000	05/01/55	3,174,887
12,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A, (Mandatory Put 6/01/32)	5.000	06/01/55	12,811,950

		TOTAL GEORGIA			159,309,690

		GUAM - 0.2%
400,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/26	409,039
450,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/27	467,265
800,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/28	841,884
1,250,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/30	1,339,498
1,095,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/35	1,178,295
1,450,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/36	1,562,696
1,350,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/37	1,447,270
630,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/38	671,977
500,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/25	502,213
650,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/26	664,688
500,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/27	519,184
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/28	1,052,356
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/29	1,062,401

58	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GUAM (continued)
$1,100,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000%	07/01/30	$1,178,758

		TOTAL GUAM			12,897,524

		HAWAII - 0.7%
21,210,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2019	3.200	07/01/39	17,645,539
6,500,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, (AMT)	3.100	05/01/26	6,362,707
4,160,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/26	4,179,830
4,510,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/27	4,529,271
7,050,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/28	7,079,634
7,825,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/29	7,856,168
1,245,000	(f)	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Refunding Series 2025A	5.000	07/01/36	1,406,442
1,300,000	(f)	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Refunding Series 2025A	5.000	07/01/37	1,457,748

		TOTAL HAWAII			50,517,339

		IDAHO - 0.3%
310,000		Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, (AMT)	3.750	09/01/32	298,984
1,455,000		Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities Project, Series 2021B, (AMT)	4.000	09/01/46	1,299,300
1,210,000		Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project, Refunding Series 2021A	5.000	09/01/46	1,255,959
1,000,000	(c)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A	5.000	07/01/39	956,560
895,000		Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C	2.900	07/01/39	740,275
4,975,000		Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A	4.450	01/01/44	4,870,291
12,230,000	(c)	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021	3.750	09/01/51	11,248,201

		TOTAL IDAHO			20,669,570

		ILLINOIS - 8.3%
4,700,000		Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A	5.000	12/01/34	4,514,683
940,000		Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016 - BAM Insured	2.700	03/01/26	933,853
1,026,000		Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016 - BAM Insured	2.900	03/01/28	1,005,765
943,000		Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016 - BAM Insured	3.050	03/01/30	926,740
930,000		Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016 - BAM Insured	2.700	03/01/26	923,919
1,391,000		Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016 - BAM Insured	2.900	03/01/28	1,363,566
1,418,000		Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016 - BAM Insured	3.050	03/01/30	1,393,549
29,585,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	30,256,982
1,860,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000	04/01/33	1,889,732
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000	04/01/42	1,003,772
1,150,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018	5.000	04/01/37	1,171,736

See Notes To Financial Statements	59

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$10,900,000	(c)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	7.000%	12/01/42	$11,497,624
3,125,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C	5.000	12/01/27	3,198,523
10,425,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C	5.000	12/01/30	10,492,501
2,600,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D	5.000	12/01/31	2,612,743
2,700,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G	5.000	12/01/34	2,681,871
8,925,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H	5.000	12/01/36	8,702,628
1,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A	5.000	12/01/33	1,010,110
1,500,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A	5.000	12/01/35	1,500,263
2,545,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A	0.000	12/01/26	2,382,265
3,930,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019B	5.000	12/01/33	3,995,975
19,585,000	(c)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46	20,550,650
3,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/30	3,106,573
10,110,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.500	12/01/31	10,764,300
5,950,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	5.000	12/01/45	6,016,150
6,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2018B	5.000	01/01/37	6,270,683
1,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A	4.500	01/01/48	953,548
3,320,000		Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A	5.250	01/01/38	3,475,409
2,045,000	(e)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (ETM)	5.000	01/01/26	2,077,298
4,740,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/29	4,973,651
7,965,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/30	8,414,505
715,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/26	725,758
1,100,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/27	1,125,719
1,250,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/28	1,295,906
1,500,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/29	1,568,577
1,000,000		Cook County Community Consolidated School District 64, Illinois, Park Ridge, General Obligation Bonds, School Series 2025	5.000	12/01/43	1,057,857
2,500,000		Cook County Community Consolidated School District 64, Illinois, Park Ridge, General Obligation Bonds, School Series 2025	4.250	12/01/47	2,367,774
3,440,000		Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A	4.000	11/15/41	3,273,162
1,150,000		DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Limited Tax Series 2025	5.000	11/01/28	1,229,239
4,010,000		DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, School Series 2022	5.250	12/15/39	4,383,157
1,000,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000	12/01/30	1,021,386

60	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$1,000,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000%	12/01/34	$1,006,382
1,395,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000	12/01/35	1,396,943
1,455,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000	12/01/36	1,448,473
2,975,000		Elmhurst Park District, DuPage and Cook Counties, Illinois, General Obligation Bonds, Series 2025	4.125	12/15/45	2,819,851
1,016,000		Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017 - BAM Insured	3.000	03/01/26	1,015,653
1,045,000		Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017 - BAM Insured	3.150	03/01/27	1,045,644
4,560,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2	4.000	11/01/30	4,618,350
4,965,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3	5.000	11/01/30	5,136,133
6,660,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1	4.000	11/01/30	6,745,424
6,400,000		Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie Children’s Hospital of Chicago, Refunding Series 2017	4.000	08/15/39	6,055,713
2,105,000		Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016	5.000	03/01/30	2,137,746
915,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	930,046
28,095,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41	26,122,950
2,375,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C	3.625	02/15/32	2,342,890
10,000,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C	3.750	02/15/34	9,771,451
70,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	71,151
1,505,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	1,529,747
2,505,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/31	2,643,226
1,300,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/32	1,369,006
4,500,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/34	4,708,392
7,610,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/36	7,922,642
2,410,000	(e)	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/33	2,476,809
3,170,000	(e)	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/34	3,257,877
5,000,000	(e)	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/35	5,138,607
1,000,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/27	1,009,659
1,890,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/28	1,907,144
2,000,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/29	2,016,913
1,545,000		Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007	5.400	04/01/27	1,539,190
2,900,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A	5.000	11/15/29	2,904,749

See Notes To Financial Statements	61

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$1,500,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B	5.000%	11/15/28	$1,502,679
2,220,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35	2,226,752
5,750,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44	5,713,851
1,545,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	5.000	03/01/32	1,573,523
2,750,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	5.000	03/01/33	2,796,008
1,975,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	5.000	03/01/34	2,003,500
1,815,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	4.000	03/01/35	1,730,931
3,125,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)	5.000	08/15/52	3,239,748
13,320,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022B-1, (Mandatory Put 8/15/25)	5.000	08/15/52	13,344,135
13,360,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2014A	4.000	10/01/38	13,031,023
5,080,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021B, (Mandatory Put 8/15/31)	5.000	08/15/53	5,468,476
7,500,000	(c)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2016, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/43	7,382,623
13,655,000	(c)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2020, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/50	13,432,739
21,355,000		Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B	2.150	10/01/41	14,799,508
560,000		Illinois Housing Development Authority, Revenue Bonds, Series 2019D	2.950	10/01/39	464,486
5,435,000		Illinois Housing Development Authority, Revenue Bonds, Social Series 2024I	4.450	10/01/44	5,326,281
1,000,000		Illinois State, General Obligation Bonds, June Series 2016	5.000	06/01/28	1,017,617
3,090,000		Illinois State, General Obligation Bonds, June Series 2016	3.500	06/01/29	3,040,873
2,180,000		Illinois State, General Obligation Bonds, May Refunding Series 2023D	5.000	07/01/25	2,190,231
12,200,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/26	12,543,179
2,820,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29	2,924,266
1,635,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/25	1,652,769
3,575,000		Illinois State, General Obligation Bonds, November Series 2017D	3.250	11/01/26	3,572,047
10,105,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/26	10,392,405
20,375,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	21,245,402
1,560,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	1,621,278
2,000,000		Illinois State, General Obligation Bonds, November Series 2019B	5.000	11/01/30	2,119,911
4,000,000		Illinois State, General Obligation Bonds, Refunding June Series 2022B	5.000	03/01/26	4,068,390
3,560,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/27	3,673,709
2,000,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/28	2,090,057
2,205,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/29	2,328,259
1,600,000		Illinois State, General Obligation Bonds, Refunding September Series 2018B	5.000	10/01/32	1,665,711
2,035,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	12/01/31	2,058,007
11,400,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	12/01/32	11,524,262
5,800,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Series 2024A	5.000	01/01/36	6,432,638

62	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$9,860,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014C	5.000%	01/01/36	$9,868,974
10,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014C	5.000	01/01/39	10,023,292
12,615,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A	5.000	01/01/40	12,655,093
3,060,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B	5.000	01/01/40	3,083,528
5,035,000		Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001 - FGIC Insured	6.000	11/01/26	5,147,366
12,020,000		Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016	5.000	02/01/34	12,139,502
3,465,000		Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016	5.000	02/01/35	3,497,743
1,485,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/30	1,537,838
1,165,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/31	1,205,680
1,645,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/32	1,701,081
1,725,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/33	1,782,383
1,815,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/34	1,873,879
1,845,000		LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019	4.000	12/01/27	1,885,644
1,925,000		LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019	4.000	12/01/28	1,967,697
1,560,000		LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019	4.000	12/01/29	1,591,325
2,430,000		Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A	5.000	12/01/28	2,455,936
2,500,000		Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A	5.000	12/01/29	2,525,856
1,500,000		Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A - AGM Insured	5.000	11/01/31	1,547,089
4,380,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50	3,778,149
1,905,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2012B	0.000	12/15/51	480,948
1,810,000	(h)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/37	1,366,234
9,045,000	(h)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/42	6,542,539
6,000,000	(h)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/47	4,228,786
1,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B	5.000	06/15/42	1,026,377
9,580,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/29	8,043,580
3,970,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A	0.000	06/15/30	3,266,233

See Notes To Financial Statements	63

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$15,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000%	12/15/40	$7,435,714
345,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.100	03/01/26	345,210
400,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.200	03/01/27	398,461
275,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.300	03/01/28	272,722
471,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.450	03/01/30	468,227
320,000		Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019	4.250	01/01/29	312,322
325,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/27	336,919
650,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/28	679,421
1,491,000		Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014 - AGM Insured	5.000	03/01/29	1,492,704
8,985,000	(e)	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, (ETM)	5.000	06/01/25	9,015,130
3,040,000	(e)	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, (Pre-refunded 6/01/26)	5.000	06/01/27	3,115,277
1,283,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.700	03/01/29	1,286,455
1,073,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.800	03/01/30	1,076,694
2,187,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	4.000	03/01/33	2,204,618
2,125,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Refunding Second Lien Series 2024A	5.000	01/01/37	2,343,986
2,425,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A	5.000	01/01/36	2,562,957
2,435,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A - BAM Insured	5.000	01/01/37	2,553,325
2,935,000		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B	4.000	10/15/40	2,724,521
965,000		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020	4.000	04/15/34	972,973
1,250,000		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020	4.000	10/15/35	1,252,921
5,675,000		Will County Community High School District 210 Lincoln- Way, Illinois, General Obligation Bonds, Capital Appreciation Refunding School Series 2013B	0.000	01/01/30	4,716,621
5,000,000	(e)	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, (Pre-refunded 11/15/25)	5.000	11/15/41	5,068,067
3,855,000		Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013	0.000	02/01/26	3,739,591

		TOTAL ILLINOIS			638,993,725

		INDIANA - 2.5%
2,100,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013A	5.000	10/01/32	2,069,511
3,500,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017	5.000	10/01/43	3,324,642
3,070,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, (AMT), (Mandatory Put 4/01/26)	0.950	12/01/38	2,986,089

64	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$6,750,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, (Mandatory Put 8/01/26)	1.400%	08/01/29	$5,915,410
4,000,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)	4.000	05/01/43	3,977,838
2,375,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A	4.125	12/01/26	2,378,198
6,440,000		Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, (Mandatory Put 11/01/26)	2.100	11/01/49	6,256,605
12,830,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Long Term Rate Series 2023B-3, (Mandatory Put 7/01/32)	5.000	10/01/55	14,118,720
4,260,000		Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A	5.250	02/01/37	4,277,870
1,710,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A	5.000	10/01/26	1,712,898
1,470,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A	2.050	07/01/41	984,749
11,335,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B	2.125	07/01/41	7,843,977
1,500,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A-1	4.500	07/01/44	1,474,279
5,000,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024B-1	4.650	07/01/44	4,971,288
7,665,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024C-1	4.550	07/01/44	7,582,018
14,375,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D, (AMT)	5.000	01/01/27	14,743,078
4,225,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D, (AMT)	5.000	01/01/29	4,437,809
3,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)	5.000	01/01/27	3,076,816
3,150,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)	5.000	01/01/28	3,275,742
2,250,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/41	2,386,557
5,000,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/42	5,263,019
3,075,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/43	3,220,782
2,500,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/44	2,607,753
4,000,000		Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Series 2015, (AMT), (Mandatory Put 9/01/28)	4.250	09/01/55	4,019,468
33,040,000		Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B	5.000	01/01/36	33,305,969
2,740,000	(c)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	4.500	01/01/34	2,779,805
1,800,000		Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/29	1,803,143
1,025,000		Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/26	1,026,833
1,805,000		Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/27	1,808,152
2,700,000		Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/31	2,704,714
1,215,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.250	07/15/39	1,336,263

See Notes To Financial Statements	65

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$1,750,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.250%	07/15/41	$1,890,421
31,305,000		Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 6/05/26)	5.000	12/01/44	31,710,043

		TOTAL INDIANA			191,270,459

		IOWA - 0.9%
7,300,000		Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014C	4.125	02/15/35	7,100,079
5,555,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/32)	4.000	12/01/50	5,892,105
8,930,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	10,076,959
3,305,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50	3,729,491
2,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D	2.600	07/01/37	1,641,106
6,780,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A	3.750	01/01/50	6,787,487
7,400,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B	2.200	07/01/41	5,198,863
2,250,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D	2.100	07/01/38	1,657,039
2,835,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2024C	4.500	07/01/44	2,786,387
4,670,000		Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green Series 2024A	5.000	08/01/34	5,312,047
855,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1	4.000	06/01/49	808,034
800,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/27	823,280
2,100,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/28	2,184,833
1,600,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/30	1,693,658
1,605,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/31	1,712,648
1,610,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/32	1,713,022
1,000,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/33	1,060,629
8,000,000		PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)	5.000	09/01/49	8,146,679

		TOTAL IOWA			68,324,346

		KANSAS - 0.3%
7,950,000		Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B	5.000	09/01/29	8,016,330
5,000,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/31)	5.000	11/15/54	5,479,954
3,280,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/28)	5.000	11/15/54	3,496,286
5,000,000		Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2024-02 - BAM Insured	5.000	06/15/28	5,098,867
2,400,000	(c)	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series 2022	5.750	09/01/39	2,479,317

		TOTAL KANSAS			24,570,754

66	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	KENTUCKY - 1.6%
$110,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000%	02/01/33	$106,812
500,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000	02/01/34	480,022
180,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000	02/01/35	171,021
1,110,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000	02/01/36	1,045,893
5,000,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125	10/01/34	3,918,211
21,375,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)	2.000	02/01/32	17,852,323
1,000,000	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016	5.375	02/01/36	1,005,640
3,430,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund, First Refunding Series 2024A	5.000	09/01/26	3,535,021
3,200,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/37	3,205,837
1,190,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A	4.500	06/01/46	1,074,872
2,465,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/28	2,610,674
1,605,000	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.400	07/01/44	1,569,187
2,055,000	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.200	07/01/40	2,045,524
1,000,000	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.500	07/01/45	980,593
2,475,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 131, Series 2024A	5.000	10/01/28	2,647,511
1,320,000	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, (AMT)	5.000	07/01/26	1,323,951
3,280,000	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, (AMT)	5.000	07/01/28	3,283,133
7,800,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2023B, (Mandatory Put 10/01/29)	5.000	10/01/47	8,294,270
7,030,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A	2.000	10/01/33	5,728,020
1,005,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/25	1,007,603
1,060,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/26	1,071,271
1,110,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/27	1,124,196
1,165,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/28	1,178,432
1,230,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/29	1,242,170

See Notes To Financial Statements	67

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY (continued)
$2,935,000		Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000%	08/01/37	$2,939,583
15,000,000		Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, (Mandatory Put 10/01/29)	2.450	06/01/39	13,827,003
8,405,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	8,827,786
3,655,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)	5.250	06/01/55	3,863,470
5,075,000	(e)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-1, (Pre-refunded 6/01/25), (Mandatory Put 6/01/25)	4.000	12/01/49	5,083,257
5,895,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2020A, (Mandatory Put 6/01/26)	4.000	12/01/50	5,920,752
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2022A-1, (Mandatory Put 8/01/30)	4.000	08/01/52	997,121
3,335,000		Trimble County, Kentucky, Environmental Facilities Revenue Bonds, Louisville Gas & Electric Company Project, Series 2023A, (AMT), (Mandatory Put 6/01/27)	4.700	06/01/54	3,365,035
4,750,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, (AMT), (Mandatory Put 9/01/27)	1.300	09/01/44	4,363,947
1,485,000		University of Kentucky, General Receipts Bonds, Series 2018A	3.000	10/01/34	1,360,993
5,195,000		University of Kentucky, General Receipts Bonds, Series 2018A	3.125	10/01/37	4,611,752

		TOTAL KENTUCKY			121,662,886

		LOUISIANA - 2.0%
14,510,000		Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019	5.000	12/01/34	14,478,329
8,935,000		Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019	5.000	12/01/39	8,532,964
3,020,000		East Baton Rouge Parish Capital Improvement District, Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024	5.000	08/01/38	3,322,556
2,070,000		East Baton Rouge Parish Capital Improvement District, Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024	5.000	08/01/39	2,258,665
2,470,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D	2.350	12/01/41	1,777,917
3,050,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A	4.400	12/01/44	2,969,819
2,085,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.150	12/01/40	2,045,365
3,610,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.500	12/01/45	3,536,758
11,230,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2021B	2.500	04/01/36	9,151,154
16,985,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	16,236,699
1,430,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/28	1,476,595
1,065,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/29	1,097,294
1,185,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/30	1,219,278
1,755,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/31	1,800,771
1,140,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/32	1,167,713
2,695,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/46	2,710,484

68	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA (continued)
$1,000,000	(d)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000%	07/01/37	$850,000
25,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/30	25,554
1,110,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	5.000	05/15/30	1,127,750
35,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/32	35,776
3,420,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	5.000	05/15/32	3,471,503
40,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/33	40,888
3,675,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	5.000	05/15/33	3,728,191
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/31	1,001,686
1,100,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/54	1,142,898
5,000,000	(f)	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2025A	4.000	05/01/40	4,895,385
5,000,000		Louisiana State, General Obligation Bonds, Series 2016A	5.000	09/01/34	5,119,530
900,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Louis Armstrong New Orleans International Airport, Series 2023B, (AMT)	5.000	01/01/37	944,790
980,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Louis Armstrong New Orleans International Airport, Series 2023B, (AMT)	5.000	01/01/39	1,019,496
1,420,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Louis Armstrong New Orleans International Airport, Series 2023B, (AMT)	5.000	01/01/40	1,467,006
5,195,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A	5.000	12/01/26	5,363,816
6,105,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2024A	5.000	12/01/40	6,548,795
480,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015	5.000	12/01/25	485,756
795,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015	5.000	12/01/27	806,545
605,000		New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014	5.000	06/01/25	605,856
410,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/30	411,375
775,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/32	777,599
1,000,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/33	1,003,353
1,075,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/35	1,078,605
3,265,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, (Mandatory Put 6/01/30)	6.100	12/01/40	3,559,001
3,405,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	3,414,078
2,095,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, (Mandatory Put 7/01/26)	2.375	06/01/37	2,067,407
17,035,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017C, (Mandatory Put 7/03/28)	3.300	06/01/37	16,915,602
760,000		Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000	12/01/26	782,819

See Notes To Financial Statements	69

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LOUISIANA (continued)
$1,475,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000%	12/01/29	$1,551,301
1,500,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000	12/01/30	1,566,759
1,795,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000	12/01/32	1,856,552
1,630,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	4.000	12/01/33	1,634,078
6,005,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	3.000	12/01/35	5,450,153

	TOTAL LOUISIANA			154,532,264

	MAINE - 0.6%
4,560,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/41	3,708,866
5,685,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/46	4,468,507
840,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A	4.000	07/01/37	841,254
200,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/26	204,972
150,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/27	156,478
240,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/28	254,201
685,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	2.500	07/01/29	668,765
200,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/30	216,791
10,000,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2020B	2.350	11/15/40	7,393,506
3,125,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A	2.050	11/15/41	2,080,878
7,425,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2022A	2.400	11/15/41	5,309,387
6,280,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D	2.550	11/15/40	4,781,645
3,250,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B	2.200	11/15/41	2,271,365
10,675,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	2.150	11/15/41	7,384,654
3,000,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021D	2.400	11/15/41	2,181,970
1,230,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2024C	4.550	11/15/44	1,219,134

	TOTAL MAINE			43,142,373

	MARYLAND - 1.7%
1,270,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	3.250	01/01/31	1,225,773
3,365,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	5.000	01/01/37	3,382,255
1,760,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/27	1,787,808
2,780,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/29	2,814,128
1,000,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/30	1,011,039
1,365,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/31	1,378,215
145,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/34	145,723

70	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND (continued)
$1,500,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000%	09/01/39	$1,481,046
2,800,000		Charles County, Maryland, General Obligation Bonds, Refunding & Consolidated Public Improvement Series 2017	2.400	10/01/29	2,641,382
3,000,000		Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Landing Project, Refunding Series 2021A	1.600	06/01/29	2,663,949
5,000,000		Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2018A	3.000	02/15/30	4,900,948
22,335,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C	3.000	09/01/39	18,579,939
10,375,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A	2.500	09/01/40	7,846,977
15,055,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A	1.950	09/01/41	9,863,545
13,245,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B	2.100	09/01/41	9,096,433
20,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.450	09/01/41	14,724,458
1,000,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016 - AGM Insured	5.000	06/01/28	1,018,279
7,000,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, (Mandatory Put 7/01/27)	5.000	07/01/45	7,198,461
4,925,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025B, (Mandatory Put 7/01/31)	5.000	07/01/45	5,357,684
805,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/32	817,865
2,250,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/33	2,283,980
1,650,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/34	1,673,583
2,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/35	2,027,094
1,570,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/36	1,590,321
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Series 2021B	4.000	01/01/39	927,710
15,025,000		Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2	5.000	08/01/25	15,135,653
7,080,000		Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Refunding Series 2024A	5.000	07/01/37	7,868,505

		TOTAL MARYLAND			129,442,753

		MASSACHUSETTS - 1.3%
835,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/26	831,976
680,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/27	674,448
925,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/28	910,837
960,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/29	938,484
4,800,000	(c)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	4.000	10/01/32	4,745,908
1,968,811	(c),(d)	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A	6.650	10/15/28	20

See Notes To Financial Statements	71

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MASSACHUSETTS (continued)
$1,670,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	3.375%	07/01/36	$1,467,452
7,575,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Refunding Series 2025B-1	5.000	10/01/39	8,329,546
2,275,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/33	2,362,731
1,085,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/38	1,115,599
1,215,000		Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2024B	5.000	02/15/33	1,380,600
15,090,000		Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)	5.000	05/15/55	17,397,486
415,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/32	456,644
320,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/33	352,111
300,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/34	330,104
270,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/35	297,094
135,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/36	148,547
145,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/37	159,550
250,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/30	276,817
425,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/32	479,468
225,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/33	255,567
275,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/36	311,169
1,080,000		Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L	5.000	10/01/30	1,093,671
1,240,000		Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L	5.000	10/01/31	1,251,805
1,775,000		Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L	5.000	10/01/32	1,786,794
1,695,000		Massachusetts Development Finance Agency, Revenue Bonds, Smith College, Series 2025	5.000	07/01/35	1,960,647
1,130,000		Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G	5.000	07/01/35	1,199,294
1,045,000		Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G	5.000	07/01/36	1,105,551
4,250,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L	3.625	07/01/37	3,723,705
4,245,000		Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A	4.000	07/01/37	3,872,255
1,220,000		Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, (Mandatory Put 7/01/25)	0.450	07/01/41	1,208,858
1,640,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1	3.000	12/01/39	1,335,636
2,875,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1	2.125	12/01/41	1,977,315
2,100,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2023A-3	3.050	12/01/27	2,084,408

72	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MASSACHUSETTS (continued)
$3,000,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1	2.900%	12/01/39	$2,398,258
1,900,000	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024A1	4.550	12/01/44	1,885,034
5,350,000	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024B3	3.500	06/01/29	5,325,519
7,570,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214	2.800	12/01/39	6,105,049
2,330,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218	2.300	12/01/40	1,744,895
4,930,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220	2.125	12/01/40	3,488,786
4,935,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221	2.200	12/01/41	3,446,814
2,935,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.350	06/01/39	2,284,081
1,555,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2024-234	4.100	12/01/39	1,528,757
2,800,000	Massachusetts State, General Obligation Bonds, Refunding Series 2024B	5.000	11/01/37	3,106,925
2,800,000	Massachusetts State, General Obligation Bonds, Refunding Series 2024B	5.000	11/01/38	3,076,820

	TOTAL MASSACHUSETTS			100,213,035

	MICHIGAN - 2.4%
665,000	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A	5.000	07/01/30	679,103
190,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)	5.000	11/15/44	193,993
11,275,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-1, (Mandatory Put 4/13/28)	1.200	10/15/30	10,496,479
17,335,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-2, (Mandatory Put 4/13/28)	1.200	10/15/38	16,090,798
5,010,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C	5.000	07/01/34	5,026,939
10,585,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put 12/01/28)	5.000	12/01/43	11,168,799
1,800,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/28	1,872,617
2,500,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/33	2,624,976
2,435,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	4.000	06/01/34	2,407,274
1,000,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	4.000	06/01/35	983,187
2,470,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A	3.800	10/01/38	2,308,794
8,730,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	2.250	10/01/41	6,173,757
7,695,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	7,710,796
2,255,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C	3.650	12/01/39	2,051,165
13,000,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B	2.950	12/01/39	10,744,659
25,205,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C	2.600	12/01/40	19,212,857

See Notes To Financial Statements	73

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MICHIGAN (continued)
$9,620,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A	2.150%	12/01/41	$6,650,518
7,405,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30	7,462,728
9,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	10/15/45	9,028,543
22,850,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Variable Rate Demand Obligations, Series 1995CC	1.450	09/01/30	19,274,912
21,550,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Company Exempt Facilities Project, Refunding Variable Rate Series 2008ET-2	1.350	08/01/29	18,813,133
2,255,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, (AMT), (Mandatory Put 10/01/26)	4.000	10/01/61	2,251,261
8,125,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/28	8,189,491
3,765,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/32	3,779,358
5,295,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/33	5,309,175
5,000,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/34	5,012,411

	TOTAL MICHIGAN			185,517,723

	MINNESOTA - 1.3%
1,910,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/33	1,975,489
1,150,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/37	1,176,143
7,085,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/43	6,639,708
7,550,000	Edina Independent School District 273, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Capital Notes Alternative Facilities and School Building Refunding Series 2024A	5.000	02/01/28	7,985,146
6,585,000	Edina Independent School District 273, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Capital Notes Alternative Facilities and School Building Refunding Series 2024A	3.000	02/01/36	6,038,173
13,970,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	14,695,103
1,370,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A	5.000	11/15/28	1,418,502
5,000,000	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2015C	3.500	03/01/28	5,001,707
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/27	1,025,263
2,850,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Series 2024A, (AMT)	5.000	01/01/28	2,967,569
3,495,607	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E	2.850	06/01/47	2,839,952
2,595,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C	3.900	07/01/43	2,329,230

74	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MINNESOTA (continued)
$6,065,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B	2.625%	01/01/40	$4,691,386
5,790,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B	3.500	07/01/50	5,765,580
5,430,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	2.500	07/01/40	4,114,904
4,605,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I	2.000	07/01/40	3,152,358
4,110,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D	2.200	07/01/41	2,887,477
9,245,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H	2.350	07/01/41	6,689,861
4,235,000	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	4,274,355
6,445,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B	3.500	02/01/39	5,960,133
2,650,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A	2.000	02/01/28	2,510,683
3,095,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A	2.000	02/01/29	2,870,653
4,135,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A	2.000	02/01/30	3,751,766

	TOTAL MINNESOTA			100,761,141

	MISSISSIPPI - 0.3%
5,595,000	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002	3.200	09/01/28	5,564,419
1,000,000	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc. Project, Refunding Series 2021	2.375	06/01/44	621,024
2,490,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A	2.450	12/01/39	1,924,848
2,170,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A	3.750	06/01/49	2,172,338
1,470,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A	2.000	12/01/40	1,017,873
2,830,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2024A	4.000	12/01/39	2,702,954
6,560,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.650	12/01/44	6,522,636
2,000,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A	5.000	10/15/37	2,061,917
1,590,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A	4.000	10/15/38	1,534,215

	TOTAL MISSISSIPPI			24,122,224

	MISSOURI - 1.5%
920,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A	6.000	03/01/33	930,424
1,000,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2024	5.000	11/01/34	1,143,001
3,705,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Project, Refunding Series 2019A, (AMT)	5.000	03/01/38	3,797,903
8,000,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A	4.000	01/01/40	7,774,622
4,595,000	Kansas City, Missouri, Water Revenue Bonds, Series 2017A	4.000	12/01/39	4,518,623
4,000,000	Ladue School District, Saint Louis County, Missouri, General Obligation Bonds, Series 2021	2.000	03/01/32	3,385,153
3,000,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village, Series 2024A	5.000	08/15/39	3,106,579
10,425,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900	09/01/33	9,291,358

See Notes To Financial Statements	75

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MISSOURI (continued)
$12,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900%	09/01/33	$10,695,089
15,085,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C	2.750	09/01/33	13,459,812
12,040,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, (Mandatory Put 5/01/26)	4.000	05/01/51	12,166,852
2,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A	4.000	04/01/45	1,846,781
12,060,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025C, (Mandatory Put 4/01/35)	5.000	04/01/59	13,333,491
1,010,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024C	4.550	11/01/44	1,001,399
5,065,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	4.450	11/01/44	4,945,374
3,000,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024G	3.950	11/01/39	2,844,430
3,565,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C	2.750	11/01/39	2,840,631
1,500,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2020A	2.550	11/01/40	1,142,623
1,015,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A	2.150	11/01/41	702,549
4,215,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B	2.000	11/01/41	2,823,196
5,000,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015	4.000	08/01/35	4,999,450
5,000,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015	4.000	08/01/36	4,955,701
935,000	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B	6.000	03/01/37	946,001

	TOTAL MISSOURI			112,651,042

	MONTANA - 0.5%
1,505,000	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/38	1,567,456
740,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/34	829,927
25,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/35	28,172
695,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/36	778,142
485,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/38	536,918
25,675,000	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A	2.125	05/01/33	21,286,459
2,675,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2023	3.875	07/01/28	2,707,806
1,000,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019	4.000	06/01/33	1,020,833
1,045,000	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1	2.000	12/01/41	687,991

76	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MONTANA (continued)
$1,725,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B	2.000%	12/01/41	$1,159,371
1,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A	3.950	12/01/39	941,313
1,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A	4.450	12/01/44	976,756
490,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024B	3.900	12/01/39	460,686
810,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024B	4.300	12/01/44	779,997
2,000,000	(f)	Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	4.250	12/01/40	1,998,899
565,000		Montana Facility Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018	3.250	06/01/32	532,075

		TOTAL MONTANA			36,292,801

		NATIONAL - 0.5%
18,745,000	(c)	Federal Home Loan Mortgage Corporation, National, Multifamily Variable Rate Certificates Relating to Corporate Taxable Debt Series 2019	3.150	01/15/36	17,105,099
19,519,716		Federal Home Loan Mortgage Corporation, National, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Series 2019M-053	2.550	06/15/35	17,018,844
5,072,108		Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A	3.400	01/25/36	4,869,003

		TOTAL NATIONAL			38,992,946

		NEBRASKA - 0.9%
6,640,000		Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)	5.000	05/01/54	6,931,201
2,025,000		Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014	5.000	05/15/28	2,025,895
8,520,000		Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014	5.000	05/15/44	8,376,066
1,000,000		Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT)	4.000	07/01/36	967,457
530,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/25	531,705
750,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/26	751,998
200,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/27	200,370
835,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/28	835,934
485,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/29	485,448
1,000,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/30	1,000,129
180,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/33	178,819
160,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D	2.600	09/01/34	136,633
7,205,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D	2.850	09/01/39	5,890,821
10,000,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A	2.550	09/01/40	7,631,844

See Notes To Financial Statements	77

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEBRASKA (continued)
$595,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A	1.950%	09/01/37	$436,612
17,770,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C	2.300	09/01/41	12,706,158
2,290,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2023A	4.125	09/01/38	2,210,908
1,380,000		Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B	4.000	12/01/26	1,407,775
1,775,000		Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019	4.000	06/15/33	1,800,146
2,240,000		Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021	2.000	06/01/27	2,157,368
6,320,000		Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021	2.000	12/15/50	3,337,977
3,660,000		Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A	5.250	02/01/28	3,680,918
1,355,000		Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A	5.250	02/01/29	1,358,681
5,885,000		Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018	3.375	12/15/37	5,478,976

		TOTAL NEBRASKA			70,519,839

		NEVADA - 0.3%
1,650,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/32	1,574,386
2,135,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/35	1,933,872
3,585,000		Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B	4.000	07/01/34	3,596,047
2,860,000		Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A	2.200	10/01/41	2,002,303
5,000,000		Nevada State, General Obligation Bonds, Limited Tax Capital Improvement & Cultural Affairs, Refunding Series 2025A	5.000	10/01/25	5,056,397
1,615,000	(c)	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A	2.750	06/15/28	1,571,795
6,760,000		Washoe County School District, Nevada, General Obligation Bonds, Limited Tax Improvement Series 2024B	3.000	06/01/38	5,963,162
4,000,000		Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, (Mandatory Put 10/01/29)	3.625	03/01/36	3,986,869

		TOTAL NEVADA			25,684,831

		NEW HAMPSHIRE - 1.1%
16,906,788		National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A	4.125	01/20/34	16,866,712
10,490,555		National Finance Authority, New Hampshire, Municipal Certificates Series 2022-2 Class A	4.000	10/20/36	10,187,280
2,942,944		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2023-2 Class A	3.875	01/20/38	2,782,292
6,269,228		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-1 Class A	4.250	07/20/41	6,049,612
5,591,395		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-2 Class A	3.625	08/20/39	5,145,877
5,784,651		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-4 Class A	4.180	11/20/39	5,684,256
14,000,000		New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A	4.500	10/01/33	14,216,819
1,145,000	(e)	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc. Project , Series 2015A., (Pre-refunded 1/01/26), (AMT)	4.250	01/01/36	1,152,514

78	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW HAMPSHIRE (continued)
$1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A	4.000%	10/01/32	$1,007,347
1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A	4.000	10/01/34	1,001,369
1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A	4.000	10/01/38	977,387
1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016	5.000	10/01/38	997,915
1,255,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016	3.500	10/01/34	1,206,846
1,515,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024A	4.050	07/01/39	1,473,108
1,990,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024A	4.500	07/01/44	1,955,877
10,370,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024C	4.450	07/01/44	10,139,550
2,505,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2025A	4.150	07/01/40	2,457,413
2,375,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2025A	4.500	07/01/45	2,328,909

	TOTAL NEW HAMPSHIRE			85,631,083

	NEW JERSEY - 3.2%
5,925,000	Bergen County Improvement Authority, New Jersey, County Guaranteed Governmental Pooled Project Notes, Series 2024	4.500	05/28/25	5,940,049
1,580,000	Borough of Fair Lawn, Bergen County, New Jersey, General Obligation Bonds, General Capital and Water Utility Series 2021	2.000	09/01/32	1,340,020
1,220,000	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021 - BAM Insured	2.000	08/15/29	1,114,974
2,075,000	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021 - BAM Insured	2.000	08/15/30	1,842,955
2,060,000	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021 - BAM Insured	2.000	08/15/31	1,770,941
6,800,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013	5.000	01/01/37	6,804,030
10,000,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, General Improvement Water Utility Bond Anticipation Notes Series 2024	4.500	07/15/25	10,050,392
2,385,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2020	2.000	07/15/30	2,144,824
1,095,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021	2.000	02/15/26	1,080,150
1,385,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021	2.000	02/15/27	1,341,448
1,355,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021	2.000	02/15/30	1,229,924
1,410,000	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019	2.375	09/01/34	1,172,559
1,585,000	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.250	02/01/29	1,488,151
4,115,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A	5.000	11/01/32	4,364,310
1,350,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.000	01/01/28	1,352,331
2,345,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.000	01/01/31	2,353,306
2,000,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.375	01/01/43	2,002,181
7,290,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	6,976,295

See Notes To Financial Statements	79

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW JERSEY (continued)
$25,000,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX	5.000%	06/15/27	$25,081,423
700,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/26	716,148
455,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/27	473,715
430,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/28	454,758
5,000,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/47	4,934,149
37,560,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 12/03/29)	2.200	10/01/39	32,756,628
5,295,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)	3.750	11/01/34	5,275,869
3,345,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	2.375	07/01/46	2,110,788
1,230,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000	07/01/35	1,240,969
205,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.500	12/01/29	204,599
530,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.750	12/01/31	529,489
540,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	4.000	12/01/32	539,699
230,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.750	12/01/33	229,774
515,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.750	10/01/35	496,142
80,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	5.000	06/01/25	80,266
20,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/29	20,389
3,000,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/28	3,063,300
6,795,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/29	6,928,913
5,635,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Forward Delivery Series 2022AA	5.000	06/15/33	6,159,072
5,020,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	4.000	06/15/42	4,649,260
1,830,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - FGIC Insured	0.000	12/15/31	1,439,157
5,065,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/25	5,133,291
440,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/26	454,096
10,230,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/33	10,840,761
5,265,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	4.000	12/15/39	5,028,711
7,570,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA	3.750	06/15/33	7,455,955
6,190,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	5.000	06/15/33	6,486,422
2,570,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA	4.000	06/15/36	2,536,980
2,825,000	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019	2.250	09/15/33	2,395,076

80	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$2,345,000		Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016	1.000%	11/15/28	$2,113,072
1,530,000		South Orange & Maplewood School District, Essex County, New Jersey, General Obligation Bonds, Series 2021	2.125	08/15/42	1,010,320
6,190,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/28	6,437,464
14,150,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/29	14,669,362
3,320,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/31	3,428,628
2,180,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/34	2,237,590
6,205,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/36	6,343,015
11,265,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000	06/01/37	10,812,621
2,410,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	2,357,787
2,585,000		Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019	2.000	07/15/26	2,537,208
1,255,000		West Morris Regional High School District, New Jersey, General Obligation Bonds, School Series 2024	0.050	08/15/25	1,241,044

		TOTAL NEW JERSEY			245,272,750

		NEW MEXICO - 0.5%
6,355,000		Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B	2.150	04/01/33	5,243,828
1,160,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B	3.750	07/01/38	1,076,248
3,110,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C	3.750	07/01/38	2,976,634
3,305,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D	3.000	07/01/39	2,783,915
1,635,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F	2.850	07/01/39	1,341,571
2,485,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A	2.150	07/01/41	1,728,381
4,845,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	2.100	07/01/41	3,335,793
3,490,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021D	2.350	07/01/41	2,525,432
780,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024C	4.100	09/01/39	765,298
1,950,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024C	4.600	09/01/44	1,927,048
6,080,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024E	4.450	09/01/44	5,961,411
600,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024G	4.100	09/01/39	588,691
2,550,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024G	4.375	09/01/44	2,479,077
2,360,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Series 2025, (Mandatory Put 11/01/30)	5.000	06/01/54	2,494,428

		TOTAL NEW MEXICO			35,227,755

		NEW YORK - 5.3%
1,250,000		Battery Park City Authority, New York, Revenue Bonds, Senior Series 2023B	5.000	11/01/35	1,424,758
650,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	688,307
3,390,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	3,271,149

See Notes To Financial Statements	81

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$4,210,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1	5.000%	06/01/40	$3,955,764
5,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put 11/01/28)	1.800	05/01/48	4,690,515
1,900,000	(c)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/25	1,903,436
1,400,000	(c)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/27	1,405,573
1,300,000	(c)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/29	1,301,579
5,140,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016A Group A	5.000	02/15/37	5,243,197
6,965,000	(e)	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, (ETM)	5.000	03/15/28	7,435,743
5,000,000		Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured	5.000	02/15/42	5,102,585
5,845,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021	1.000	09/01/25	5,775,325
6,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1	5.000	11/15/43	6,134,483
8,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.000	11/15/41	8,410,296
1,110,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2016D	5.000	11/15/31	1,135,817
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1	5.000	11/15/45	5,012,252
6,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2	4.000	11/15/42	5,520,068
1,140,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019	4.000	01/01/30	1,086,574
1,910,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/40	1,770,228
1,525,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/28	1,526,133
1,000,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/29	1,000,631
655,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/30	655,544
2,455,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/32	2,456,407
1,630,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	4.000	01/01/32	1,659,012
1,045,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	3.000	01/01/33	976,529
5,020,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series GG	5.000	06/15/39	5,030,251
4,245,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2024 Series BB-2	5.000	06/15/39	4,656,451
5,020,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2	5.000	07/15/36	5,044,642
7,390,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000	11/01/38	8,122,896

82	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$3,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000%	11/01/39	$3,278,935
7,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024G-1	5.000	05/01/42	7,954,903
13,820,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024G-1	5.000	05/01/43	14,580,273
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	5.000	05/01/39	5,483,818
10,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	5.000	05/01/40	10,831,904
2,485,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024B	5.000	05/01/38	2,716,735
3,285,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024D-1	5.000	11/01/27	3,464,777
5,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series C	5.000	08/01/29	5,008
600,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I	3.625	11/01/33	590,222
2,000,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I	3.875	11/01/38	1,910,746
835,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J	0.750	05/01/25	832,433
2,115,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P	2.600	11/01/34	1,780,239
10,105,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P	2.850	11/01/39	8,049,560
8,105,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C	3.850	11/01/39	7,587,966
17,620,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H	2.300	11/01/40	12,911,873
3,190,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Green Series 2024C-1	4.375	11/01/44	3,092,073
4,400,000	New York State Housing Finance Agency, Housing Revenue Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put 4/01/32)	3.600	11/01/44	4,361,175
5,000,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Sustainability Series 2024A-2, (Mandatory Put 6/15/29)	3.350	06/15/54	5,000,518
9,795,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223	3.000	10/01/39	8,132,584
10,175,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225	2.300	10/01/40	7,464,630
6,000,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227	2.300	10/01/40	4,401,748
21,935,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231	2.400	10/01/41	15,978,268
5,335,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 233	2.200	04/01/36	4,197,454
12,255,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 239	2.450	10/01/41	9,013,795
1,000,000	New York State Power Authority, General Revenue Bonds, Green Series 2024A	5.000	11/15/33	1,155,448
3,250,000	New York State Power Authority, General Revenue Bonds, Green Series 2024A	5.000	11/15/36	3,725,987
4,950,000	New York State Power Authority, General Revenue Bonds, Green Series 2024A	5.000	11/15/37	5,630,228
745,000	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2024Q	5.000	01/01/28	791,035

See Notes To Financial Statements	83

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$1,190,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000%	07/01/30	$1,190,239
910,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	4.000	07/01/32	890,165
8,075,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	4.000	07/01/33	7,838,294
8,585,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/34	8,586,303
18,530,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41	18,532,459
2,690,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A - AGM Insured, (AMT)	4.000	07/01/46	2,396,775
30,000,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	29,998,971
2,150,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	2,150,060
3,255,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.250	06/30/49	3,329,531
7,800,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/29	8,183,882
15,020,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	4.000	01/01/36	14,296,978
1,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	1,099,043
6,400,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)	5.000	09/15/25	6,451,833
4,375,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/35	4,675,257
3,180,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/36	3,372,924
1,910,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/37	2,013,394
2,435,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/28	2,437,735
2,695,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/29	2,697,574
4,200,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/30	4,203,491
2,100,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/31	2,101,469
1,335,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/32	1,335,765
3,080,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/33	3,081,329

84	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$10,870,000	Suffolk County, New York, General Obligation Bonds, Public Improvement Series 2024A	3.000%	10/15/39	$9,598,209
1,000,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/32	1,062,356
2,275,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/33	2,410,339
3,750,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2	5.000	11/15/39	4,046,511
2,000,000	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A. Forward Delivery	5.000	09/01/25	2,013,072

	TOTAL NEW YORK			407,314,438

	NORTH CAROLINA - 0.8%
1,745,000	Appalachian State University, North Carolina, Revenue Bonds, Millennial Campus Indoor Facilities Project Series 2024	5.000	11/01/28	1,859,118
1,000,000	Appalachian State University, North Carolina, Revenue Bonds, Millennial Campus Indoor Facilities Project Series 2024	5.000	11/01/29	1,077,857
10,025,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, (Mandatory Put 6/15/27)	3.250	01/15/50	9,991,411
2,395,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	2,380,847
4,250,000	Cumberland County Industrial Facilities & Pollution Control Financing Authority, North Carolina, Solid Waste Disposal Revenue Bonds, Project Aero, Series 2024, (AMT), (Mandatory Put 11/01/25)	3.750	12/01/27	4,256,170
1,145,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 54-A	4.550	07/01/44	1,134,407
9,600,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55A	4.000	07/01/39	9,331,166
4,280,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55A	4.350	01/01/44	4,147,068
1,140,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Social Series 53-A	4.000	07/01/39	1,110,454
3,110,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42	2.625	07/01/39	2,445,842
4,640,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43	2.800	01/01/40	3,697,073
12,735,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47	2.300	07/01/41	9,125,850
11,625,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C	5.000	01/01/29	11,776,381

	TOTAL NORTH CAROLINA			62,333,644

	NORTH DAKOTA - 1.1%
3,505,000	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2024A	3.450	04/01/27	3,504,250
1,250,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A	4.000	05/01/26	1,251,207
1,320,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A	4.000	05/01/27	1,320,909
1,385,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A	4.000	05/01/28	1,385,939
5,690,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/32	5,917,092
5,920,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/33	6,130,563
2,675,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/34	2,759,239
500,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/33	426,406

See Notes To Financial Statements	85

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NORTH DAKOTA (continued)
$500,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000%	05/01/36	$400,146
3,440,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/46	2,248,184
1,795,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	4.500	05/01/39	1,760,442
2,600,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C	3.200	07/01/39	2,254,848
2,450,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A	3.000	07/01/40	2,021,970
4,535,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B	2.350	07/01/40	3,368,950
6,900,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A	2.250	07/01/41	4,896,050
10,000,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2021B	2.450	07/01/41	7,376,662
5,240,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A	4.550	07/01/44	5,194,784
5,000,000	North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D	4.175	07/01/39	4,973,828
3,785,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/28	3,898,062
3,000,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/29	3,082,546
1,310,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/31	1,340,691
3,480,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/34	3,539,191
10,980,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/38	11,095,558
3,300,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/43	3,301,426

	TOTAL NORTH DAKOTA			83,448,943

	OHIO - 3.7%
4,465,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/27	4,590,384
6,775,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/28	7,035,982
22,145,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/29	23,169,441
5,360,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/30	5,649,114
9,170,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/31	9,641,796
10,275,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/32	10,779,122
4,450,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/33	4,657,737
2,610,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/34	2,721,935
2,760,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/35	2,871,843

86	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$9,235,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000%	06/01/37	$8,940,696
3,810,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/38	3,655,049
2,155,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/39	2,042,920
8,740,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	3.000	06/01/48	6,289,979
3,850,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48	3,339,343
13,385,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	11,814,973
6,500,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.000	01/01/40	6,791,123
5,000,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.250	01/01/41	5,330,770
2,160,000		Hamilton, Ohio, General Obligation Bonds, Various Purpose, Limited Tax Bond Anticipation Notes Series 2024	4.000	12/17/25	2,173,279
1,080,000		Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021	3.000	08/01/40	877,665
3,410,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/27	3,427,857
7,000,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	6,860,558
2,200,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A	4.750	06/01/33	2,288,552
4,850,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, (AMT)	3.750	01/01/29	4,835,160
25,825,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, (AMT), (Mandatory Put 10/01/29)	2.500	08/01/40	23,985,860
18,600,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, (AMT), (Mandatory Put 10/01/29)	2.500	11/01/42	17,275,392
12,560,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, (AMT), (Mandatory Put 10/01/29)	2.600	06/01/41	11,716,480
16,950,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton Power & Light Company Project, Refunding Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/40	17,100,780
2,975,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke Energy Corporation Project, Refunding Series 2022A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/39	3,005,168
300,000	(c)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	3.750	01/15/28	300,038
5,085,000		Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, (Mandatory Put 12/01/26)	1.625	12/01/34	4,908,376
1,815,000		Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020	5.000	01/15/36	1,883,405
1,950,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B	3.000	09/01/39	1,636,678

See Notes To Financial Statements	87

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$3,585,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A	2.750%	09/01/40	$2,813,623
1,390,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B	2.250	09/01/40	1,011,268
3,605,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A	2.250	09/01/41	2,552,236
4,865,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021C	2.450	09/01/41	3,581,724
1,325,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	4.350	09/01/44	1,285,580
8,540,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024B	4.500	09/01/44	8,384,827
2,900,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Social Series 2025A	4.150	09/01/40	2,843,033
7,885,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A	5.000	01/15/41	7,909,426
5,650,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission, Infrastructure Projects, Junior Lien Series 2018A	5.000	02/15/27	5,876,198
1,750,000		Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2025	5.000	12/01/31	1,956,328
1,185,000		Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2025	5.000	12/01/32	1,337,200
2,725,000		Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2025	5.000	12/01/33	3,098,431
3,410,000		Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project, Series 2021F	2.250	11/15/36	2,626,446
725,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	5.375	03/01/27	724,970
4,800,000	(e)	Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health Obligated Group Refunding Facilities Improvement Series 2020, (Pre-refunded 12/01/29)	6.125	12/01/49	5,304,504
11,700,000		Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group, Series 2022	6.375	12/01/37	12,541,279

		TOTAL OHIO			285,444,528

		OKLAHOMA - 2.8%
1,065,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020	4.000	12/01/28	1,093,283
1,775,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.000	09/01/28	1,659,113
1,850,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.000	09/01/29	1,686,055
1,800,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.750	09/01/30	1,695,227
1,790,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.750	09/01/31	1,648,042
7,830,000		Canadian County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Piedmont Public Schools Project, Series 2024	4.000	08/15/33	7,948,230
12,345,000		Canadian County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Piedmont Public Schools Project, Series 2024	4.000	08/15/34	12,463,945
1,585,000		Carter County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A	4.000	12/01/35	1,611,926

88	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$10,000,000	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021	4.000%	06/01/31	$10,313,931
10,000,000	Cleveland County Independent School District 29 Norman, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024	4.000	03/01/26	10,087,706
910,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/27	928,529
945,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/28	969,583
960,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/29	988,130
875,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/30	899,091
690,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/31	710,085
930,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/32	956,641
800,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/33	820,917
900,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/34	920,908
1,070,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/35	1,089,449
1,470,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A	5.000	12/01/28	1,551,378
1,410,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A	5.000	12/01/31	1,481,351
2,620,000	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A	5.000	09/01/29	2,678,612
5,290,000	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A	5.000	09/01/31	5,406,130
3,145,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	3.625	09/01/36	3,068,743
1,365,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019	4.000	09/01/32	1,380,516
1,485,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019	4.000	09/01/34	1,481,525
1,000,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019	4.000	09/01/36	978,161
1,890,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019	4.000	09/01/32	1,911,483
1,735,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019	4.000	09/01/33	1,755,540

See Notes To Financial Statements	89

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$1,000,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019	4.000%	09/01/34	$1,008,451
2,490,000	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016	5.000	09/01/26	2,550,861
890,000	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021	4.000	12/01/33	907,818
920,000	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021	4.000	12/01/34	937,159
960,000	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021	4.000	12/01/35	973,473
1,280,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018	5.000	09/01/30	1,348,021
1,565,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018	5.000	09/01/34	1,632,898
5,025,000	Oklahoma County Independent School District 89 Oklahoma City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A	1.250	07/01/26	4,924,738
590,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/28	611,212
9,505,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/33	9,739,407
8,230,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/38	8,343,614
3,795,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/43	3,849,405
2,480,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	2,512,122
4,975,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/37	5,118,427
970,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A	3.000	09/01/39	814,142
1,240,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A	3.000	09/01/40	1,023,202
5,725,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/40	6,256,395
2,475,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/41	2,686,154
4,530,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/42	4,881,197
1,505,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014	5.000	09/01/25	1,514,712
745,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/29	758,268
440,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/30	447,097
985,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/31	995,181
7,800,000	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022A	2.000	03/01/27	7,586,930
1,540,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000	09/01/27	1,471,680

90	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$1,605,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000%	09/01/28	$1,500,212
1,670,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000	09/01/29	1,522,006
3,150,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000	09/01/30	2,804,673
3,840,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016	5.000	09/01/25	3,846,462
10,755,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016	5.000	09/01/26	10,767,486
5,650,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A	4.000	09/01/30	5,774,590
5,425,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A	4.000	09/01/31	5,536,851
6,260,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015	5.000	09/01/25	6,313,417
9,955,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015	5.000	09/01/26	10,038,532
6,980,000	Tulsa, Oklahoma, General Obligation Bonds, Series 2024C	0.050	10/01/37	4,201,671
2,580,000	Washington County Rural Water District 3, Oklahoma, Revenue Bonds, Refunding & Capital improvement Series 2020	3.000	09/15/35	2,345,081
2,165,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/29	2,279,965
2,000,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/31	2,100,224
2,500,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/33	2,614,465

	TOTAL OKLAHOMA			214,722,429

	OREGON - 0.7%
5,055,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D	5.000	06/15/36	5,203,319
1,760,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/38	1,823,516
1,245,000	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A	5.000	06/15/40	1,277,802
1,665,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/34	1,138,723
1,510,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/35	980,979
1,050,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/37	612,817
2,050,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/39	1,064,407
2,790,000	Multnomah-Clackamas Counties School District 10JT Greham- Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A	0.000	06/15/38	1,526,410
1,000,000	Oregon Department of Transportation, Revenue Bonds, Grant Anticipation, Social 2024	5.000	05/15/39	1,099,845
6,545,000	Oregon Health and Science University, Revenue Bonds, Green Series 2021B-2, (Mandatory Put 2/01/32)	5.000	07/01/46	7,096,359

See Notes To Financial Statements	91

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON (continued)
$1,830,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2017D	3.450%	01/01/38	$1,633,883
2,870,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2018C	3.900	07/01/38	2,724,301
7,955,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2019A	2.650	07/01/39	6,282,279
7,420,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2021A	2.250	07/01/41	5,265,028
3,325,000		Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of 2021O	2.600	12/01/42	2,419,458
4,050,000		Port of Portland, Oregon, International Airport Revenue Bonds, Green Series 2023-29, (AMT)	5.000	07/01/38	4,258,440
5,000,000		Port of Portland, Oregon, International Airport Revenue Bonds, Series 2022-28, (AMT)	5.000	07/01/33	5,364,631
1,925,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/33	1,954,561

		TOTAL OREGON			51,726,758

		PENNSYLVANIA - 4.7%
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.000	01/01/28	1,039,918
1,400,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.000	01/01/29	1,469,011
2,500,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.000	01/01/30	2,641,088
1,000,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/36	1,022,296
10,085,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/37	9,738,063
5,205,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/38	4,958,750
6,655,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	6,213,927
2,740,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	2,555,086
1,885,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/28	1,926,854
2,234,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	2,409,105
29,961,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	29,038,411
14,973,000	(h)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	11,058,098
4,690,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	4,800,847
1,025,000		Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018	5.000	07/15/27	1,071,137
5,190,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	4,611,987
35,160,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured	4.000	06/01/39	33,001,921

92	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$5,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, (Mandatory Put 2/15/27)	5.000%	04/01/43	$5,125,924
3,825,000		Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A	4.000	07/01/49	3,368,536
10,430,000		Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A	3.000	09/01/29	10,382,795
16,805,000		Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	14,951,543
1,000,000		North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019	4.000	05/01/44	947,582
3,160,000		Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, (AMT)	5.000	12/31/34	3,190,020
11,000,000	(f)	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2025A, (Mandatory Put 3/15/35)	1.000	03/15/60	11,898,713
1,500,000	(b)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put 4/15/25)	4.150	04/01/34	1,500,171
1,250,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, (Mandatory Put 12/01/26)	0.950	12/01/33	1,193,274
2,650,000	(b)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2013, (AMT), (Mandatory Put 5/01/25)	3.700	08/01/45	2,649,675
5,000,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, (AMT), (Mandatory Put 8/01/25)	4.250	08/01/37	4,999,079
10,890,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	5.000	05/01/42	8,116,731
720,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Trustees, Series 2025A	5.000	02/15/35	829,902
1,135,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A	3.000	07/15/39	882,927
19,900,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120	3.100	10/01/36	17,641,959
13,045,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B	3.500	10/01/37	11,957,969
6,615,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B	3.500	10/01/34	6,241,643
1,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	2.700	10/01/39	791,734
3,880,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A	3.000	10/01/39	3,221,483
3,355,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.125	10/01/35	2,661,480
10,150,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.350	10/01/40	7,516,390
15,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.450	10/01/41	11,032,797
4,800,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2022-1394A	4.000	10/01/37	4,703,758
1,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	4.600	10/01/44	989,648
5,000,000		Pennsylvania State, General Obligation Bonds, First Series 2024	5.000	08/15/30	5,501,605
2,345,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.500	12/01/34	2,374,011
5,100,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.750	12/01/37	5,166,569

See Notes To Financial Statements	93

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$16,220,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.375%	12/01/38	$17,271,275
2,980,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2	5.000	06/01/29	3,039,900
22,160,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2	5.000	06/01/35	22,500,590
3,035,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017	5.000	12/01/29	3,180,561
3,290,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017	5.000	12/01/31	3,434,132
4,815,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016	5.000	06/01/37	4,859,773
5,490,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A	5.000	12/01/36	5,608,397
3,800,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017	5.000	12/01/31	3,966,475
2,305,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017	5.000	12/01/32	2,402,306
2,110,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017	4.000	12/01/36	2,115,838
5,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1	5.000	12/01/40	5,017,613
1,165,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1	5.000	12/01/28	1,188,122
3,110,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1	5.000	12/01/36	3,203,792
7,445,000		Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A	5.000	12/01/29	7,529,388
1,835,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/31	1,642,523
2,060,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/33	1,779,408
1,165,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/34	987,898
865,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	3.375	06/01/26	843,390
3,120,000		Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	3.375	11/01/36	2,684,681

		TOTAL PENNSYLVANIA			360,650,479

		PUERTO RICO - 3.4%
19,655,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/30	20,374,265
22,060,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	22,665,779
350,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	5.000	07/01/33	362,702
5,575,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	5,009,566
23,312,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	21,387,478
27,317,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	23,143,842
61,978,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	48,601,425
19,424,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	13,953,671
2,802,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	2,786,456

94	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	PUERTO RICO (continued)
$11,643,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550%	07/01/40	$11,536,886
23,847,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	7,823,826
1,087,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	1,046,685
3,445,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	3,397,922
4,743,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1	4.500	07/01/34	4,716,689
9,824,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	9,582,911
12,563,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	12,254,694
76,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	72,459
8,591,707	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	8,630,281
8,341,454	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	8,639,544
16,663,234	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	17,859,472
1,525,507	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	1,677,222
8,728,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	5,991,171
3,334,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	3,267,295
3,446,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	3,295,480
881,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	833,672

	TOTAL PUERTO RICO			258,911,393

	RHODE ISLAND - 0.8%
1,275,000	Rhode Island Health and Educational Building Corporation, Educational Institution Revenue Bonds, St. George’s School, Series 2021	5.000	10/01/28	1,357,307
2,000,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Care New England Issue, Refunding Series 2016B	5.000	09/01/36	1,981,263
1,425,000	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D — BAM Insured	5.000	05/15/27	1,486,270
2,595,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70	3.000	10/01/39	2,154,574
2,420,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71	3.000	10/01/39	2,009,275
13,950,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A	2.250	10/01/41	9,865,282
10,000,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A	2.300	10/01/40	7,336,246
4,550,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A	2.550	10/01/40	3,471,901
4,000,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 83-A	4.600	10/01/44	3,958,591
137,445,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52	23,729,055
4,685,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2015B	4.500	06/01/45	4,685,027

	TOTAL RHODE ISLAND			62,034,791

See Notes To Financial Statements	95

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	SOUTH CAROLINA - 1.5%
$10,000,000	Greenville County School District, South Carolina, General Obligation Bonds, Series 2024B	5.000%	06/24/25	$10,048,163
5,780,000	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B	5.000	05/01/34	5,780,286
1,055,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/34	1,067,484
1,170,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/35	1,182,992
6,400,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)	5.250	10/01/54	6,790,316
1,000,000	Patriots Energy Group, South Carolina, Gas System Revenue Bonds, Improvement and Refunding Series 2021A	2.250	06/01/41	663,429
2,700,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B	2.900	07/01/39	2,233,231
5,720,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B	2.150	07/01/40	4,092,713
17,830,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A	2.050	07/01/41	11,944,269
1,965,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024A	4.500	07/01/44	1,931,305
5,485,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024B	4.375	07/01/44	5,331,501
985,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2025A	4.150	07/01/40	966,288
9,320,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2025A	4.500	07/01/45	9,139,129
5,390,000	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Foothill Affordable Housing Foundation - Paddock Club & Fairway Projects, Senior Credit Enhanced Series 2025, (Mandatory Put 3/01/35)	4.000	03/01/62	5,180,391
1,910,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A	5.000	08/01/27	1,911,128
3,925,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A	5.000	08/01/32	3,924,996
3,240,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A	5.000	12/01/31	3,251,047
4,595,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A	5.000	12/01/31	4,989,917
7,895,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/29	8,038,216
4,325,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/31	4,389,265
2,200,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/37	2,220,625
4,000,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2024B - AGM Insured	5.000	12/01/42	4,261,764
10,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2017A	5.000	10/01/39	10,244,350
4,615,000	Spartanburg County School District 5, South Carolina, General Obligation Bonds, Series 2022	3.000	03/01/37	4,113,824

	TOTAL SOUTH CAROLINA			113,696,629

	SOUTH DAKOTA - 0.5%
200,000	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021	2.000	08/01/26	195,563
400,000	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021	2.000	08/01/27	384,127
400,000	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021	2.000	08/01/29	366,315
1,545,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A	5.000	09/01/27	1,603,531

96	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	SOUTH DAKOTA (continued)
$2,495,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017	5.000%	09/01/31	$2,575,046
3,925,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A	2.100	11/01/41	2,688,880
7,500,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B	2.050	11/01/41	4,997,274
3,500,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024A	4.450	11/01/44	3,419,160
13,055,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	4.500	11/01/44	12,820,420
7,875,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2025A	4.200	11/01/40	7,838,740
3,205,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Social Series 2023A	4.150	11/01/38	3,119,299

	TOTAL SOUTH DAKOTA			40,008,355

	TENNESSEE - 1.2%
1,615,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/26	1,656,897
1,890,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/28	2,001,694
5,000,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Refunding, Series 2015A	4.000	09/01/33	4,989,408
2,895,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	3.375	04/01/26	2,879,572
3,250,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/29	3,305,488
2,605,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/30	2,646,119
2,810,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/31	2,847,887
5,135,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/40	5,155,383
4,435,000	Murfreesboro, Tennessee, General Obligation Bonds, Series 2021	3.000	06/01/30	4,310,701
15,760,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, (Mandatory Put 9/01/28)	4.000	12/01/51	15,828,944
4,095,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A, (Mandatory Put 12/01/30)	5.500	10/01/53	4,307,492
410,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C	3.950	07/01/35	406,841
3,255,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3	3.750	07/01/38	3,028,674
6,335,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4	3.900	07/01/38	6,074,860
5,765,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1	3.750	07/01/39	5,381,586
6,190,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2	3.000	07/01/39	5,169,253
2,440,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3	2.600	07/01/39	1,910,914
3,930,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4	2.900	07/01/39	3,250,593
3,915,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1	2.250	07/01/41	2,782,497
7,135,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2	2.250	07/01/41	5,062,800

See Notes To Financial Statements	97

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$5,340,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-3	2.300%	07/01/41	$3,826,623
3,335,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)	3.500	01/01/56	3,335,199
260,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-2A	4.450	07/01/44	253,980
2,500,000		The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)	4.000	11/01/49	2,505,116

		TOTAL TENNESSEE			92,918,521

		TEXAS - 7.2%
5,000,000		Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2017A	5.000	02/15/45	5,066,316
2,030,000		Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2024B	5.000	02/15/28	2,152,513
2,610,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/28	2,619,499
2,840,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/30	2,843,901
1,600,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/32	1,597,557
20,000,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2024B	5.000	08/15/40	21,747,588
9,350,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2025A	5.000	08/15/28	10,009,891
8,460,000		Board of Regents of the University of Texas, Permanent University Fund Bonds, Series 2024A	5.000	07/01/38	9,326,362
9,025,000		Board of Regents of the University of Texas, Permanent University Fund Bonds, Series 2024A	5.000	07/01/39	9,883,712
5,000,000		Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C	5.000	01/01/27	5,068,311
1,950,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/32	1,960,451
1,525,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/33	1,533,173
1,165,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/34	1,171,244
1,145,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/32	1,200,594
1,000,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/34	1,043,712
1,000,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/35	1,042,084
1,000,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/36	1,040,395
3,240,000		Collin County, Texas, General Obligation Bonds, Limited Tax Permanent Improvement Series 2023	5.000	02/15/36	3,583,071
1,225,000		Collin County, Texas, General Obligation Bonds, Limited Tax Permanent Improvement Series 2023	5.000	02/15/37	1,346,858
3,000,000		Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding Series 2024	5.000	02/15/30	3,269,846
8,570,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/26	8,817,790
9,070,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	9,446,602
10,000,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2024B	5.000	02/15/27	10,415,241

98	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$5,900,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2016A	5.000%	10/01/41	$5,987,145
2,775,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	2,727,275
4,000,000	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2015	4.000	02/15/31	4,001,152
5,215,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A	4.125	07/01/26	5,291,023
4,025,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A	3.950	07/01/27	4,097,891
3,060,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A	3.750	07/01/28	3,111,306
3,650,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022B, (Mandatory Put 12/01/28)	5.000	06/01/50	3,866,394
8,960,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2024C, (Mandatory Put 7/01/29)	5.000	07/01/54	9,567,967
1,000,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A	4.000	10/01/35	987,888
12,670,000	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Series 2024	5.000	05/15/34	14,351,205
6,995,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.000	07/01/28	7,327,147
11,005,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.000	07/01/30	11,699,316
11,535,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.000	07/01/32	12,402,118
2,440,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, (AMT)	5.000	07/01/29	2,441,040
1,000,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)	4.000	07/15/41	925,379
8,825,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/33	9,212,962
12,000,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014D	5.000	11/15/39	12,011,778
3,165,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D	5.000	11/15/32	3,338,214
2,615,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D	5.000	11/15/33	2,751,356
8,500,000	Houston, Texas, General Obligation Bonds, Refunding Series 2024A	5.000	03/01/41	9,100,952
7,500,000	Houston, Texas, General Obligation Bonds, Refunding Series 2024A	5.000	03/01/42	7,965,210
1,325,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/31	1,326,852
1,000,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2021	3.000	09/01/33	931,026
2,670,000	Hurst-Euless-Bedford Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2024	5.000	08/15/26	2,752,891
2,035,000	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Refunding Series 2024	5.000	02/15/29	2,192,539
3,800,000	Klein Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2015A	4.000	08/01/32	3,803,833

See Notes To Financial Statements	99

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,000,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000%	11/01/26	$1,009,236
2,025,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/27	2,039,889
1,570,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/28	1,580,098
2,000,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/29	2,011,796
2,000,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/30	2,011,004
4,070,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021	5.000	05/15/27	4,243,286
4,530,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A	2.600	11/01/29	4,267,686
820,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.000	12/01/25	820,416
2,720,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.250	12/01/28	2,724,821
2,700,000	(c)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31	2,692,232
4,000,000	(b)	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put 6/02/25)	3.750	05/01/46	3,999,195
10,000,000		Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)	4.250	06/01/48	10,022,469
3,860,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	7.000	09/01/43	4,599,383
9,190,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	6.750	09/01/45	10,994,176
5,355,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2023A	5.000	01/01/27	5,554,975
4,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2024A	5.000	01/01/41	4,287,414
3,750,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D - AGC Insured	0.000	01/01/38	2,215,359
5,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A	3.000	01/01/35	4,637,451
5,950,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2020A	4.000	01/01/37	5,944,732
7,500,000		North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2024B	5.000	01/01/32	8,271,200
5,280,000		Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2015	4.000	02/15/34	5,280,510
1,000,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, (AMT)	3.625	01/01/35	904,595
6,865,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.750	01/01/36	5,678,340
13,675,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.875	01/01/41	10,567,021
1,000,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	3.000	01/01/50	685,412
2,000,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.000	01/01/39	2,017,118

100	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$1,265,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, First Lien Series 2021	5.000%	10/01/26	$1,305,586
2,315,000	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021A	2.000	08/15/43	1,481,907
1,180,000	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C	2.000	08/15/43	755,356
1,520,000	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C	2.000	08/15/46	905,094
5,000,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B	4.000	05/15/35	5,006,477
13,980,000	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2024C	4.450	01/01/44	13,681,517
3,535,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A	4.125	09/01/38	3,457,837
4,835,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A	2.050	09/01/41	3,230,257
20,170,000	Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)	5.500	01/01/54	21,384,389
15,850,000	Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)	5.500	01/01/54	17,405,606
10,000,000	Texas Municipal Gas Acquisition and Supply Corporation V, Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put 1/01/34)	5.000	01/01/55	10,634,677
7,000,000	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	4.000	12/31/37	6,774,398
3,940,000	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	4.000	12/31/38	3,778,459
1,600,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/32	1,605,625
2,800,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/33	2,801,684
1,600,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/35	1,572,917
10,000,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	9,926,849
5,790,000	Texas State, General Obligation Bonds, College Student Loan Series 2023A, (AMT)	5.000	08/01/36	6,128,694
6,665,000	Texas State, General Obligation Bonds, Texas Transportation Commission, Mobility Fund Refunding Series 2024	5.000	10/01/32	7,482,224
10,000,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series 2016A	5.000	04/01/35	10,154,962
12,000,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2024C	5.000	08/15/38	12,956,923
6,050,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/26	6,185,743
5,590,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/28	5,939,654
5,000,000	Texas Transportation Commission, Highway Fund Revenue Bonds, Refunding First Tier Series 2024	5.000	10/01/32	5,605,978
1,125,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/35	718,815
1,590,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/36	965,561
2,070,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/37	1,189,437
1,100,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/39	565,248

See Notes To Financial Statements	101

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$3,740,000		Travis County, Texas, General Obligation Bonds, Permanent Improvement Limited Tax Series 2024	5.000%	03/01/39	$4,087,735
10,780,000		Travis County, Texas, General Obligation Bonds, Permanent Improvement Limited Tax Series 2024	5.000	03/01/40	11,675,238

		TOTAL TEXAS			548,783,231

		UTAH - 0.6%
1,055,000	(c)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.250	03/01/31	991,267
1,600,000	(c)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.500	03/01/36	1,428,077
1,300,000	(c)	Downtown East Streetcar Sewer Public Infrastructure District, South Salt Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series 2022A	5.750	03/01/42	1,295,383
1,790,000	(c)	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021	4.125	06/01/36	1,526,384
1,250,000	(c)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	5.500	06/15/39	1,276,400
3,900,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, (AMT)	5.000	07/01/26	3,977,659
5,000,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, (AMT)	5.000	07/01/31	5,343,468
1,405,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/30	1,496,406
9,000,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/31	9,618,242
10,640,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/33	11,429,339
2,700,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/35	2,867,618
1,120,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/36	1,217,994
1,125,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/37	1,215,967
6,660,000		Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E	4.600	07/01/44	6,581,966

		TOTAL UTAH			50,266,170

		VERMONT - 0.1%
2,985,000		Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Series 2021A	4.000	05/01/37	2,809,705
3,439,000		Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A	2.450	11/01/41	2,526,897
3,465,000		Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series 2024C	4.450	11/01/44	3,391,898

		TOTAL VERMONT			8,728,500

		VIRGINIA - 1.8%
5,260,000		Amelia County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, (AMT)	1.450	04/01/27	4,973,570
7,310,000		Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A, (Mandatory Put 7/01/31)	5.000	07/01/53	7,825,264
6,345,258		Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Green Series 2024ML-028	4.095	11/25/42	6,411,358
5,000,000	(e)	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)	5.000	07/01/26	5,135,493
870,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A	4.000	12/01/35	830,395

102	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$2,010,000		Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008B, (Mandatory Put 9/02/25)	0.750%	11/01/35	$1,976,470
1,000,000		Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016	3.125	06/15/31	958,252
710,000	(c)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A	5.000	07/01/45	569,843
2,810,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-3	4.400	10/01/44	2,739,370
1,500,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-4	4.450	07/01/45	1,466,897
1,710,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.150	07/01/40	1,675,644
500,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.500	07/01/45	490,296
7,505,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2020B	2.200	03/01/40	5,447,590
10,000,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2023D	3.450	08/01/28	9,999,772
2,600,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	3.625	06/01/29	2,590,106
1,350,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	4.100	09/01/40	1,312,980
3,975,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	4.450	09/01/45	3,868,501
3,220,000		Virginia Small Business Financing Authority, Environmental Facilities Revenue Bonds (Pure Salmon Virginia LLC Project), Escrow Refinancing Series 2022, (AMT), (Mandatory Put 11/20/25)	4.000	11/01/52	3,221,131
12,885,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/49	12,906,281
12,375,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56	12,208,939
5,480,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/32	5,796,743
4,000,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	01/01/34	4,201,929
4,890,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/36	5,125,232
3,330,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/37	3,478,060
4,540,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	01/01/38	4,732,000
2,000,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/47	2,042,426
3,190,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/52	3,247,257
5,250,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/31	5,259,962
5,500,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/34	5,418,210

See Notes To Financial Statements	103

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$10,000,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000%	01/01/37	$9,645,414
1,365,000		Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, (Mandatory Put 5/28/27)	3.800	11/01/40	1,380,029

		TOTAL VIRGINIA			136,935,414

		WASHINGTON - 3.2%
3,725,000		Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2024A	5.000	07/01/38	4,109,538
2,725,000		Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2024B	5.000	07/01/26	2,802,240
8,955,000		King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020B, (Mandatory Put 1/01/26)	0.875	01/01/42	8,752,037
7,850,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/31	8,047,313
8,800,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, (AMT)	5.000	05/01/31	9,021,192
5,300,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, (AMT)	5.000	04/01/29	5,614,223
9,685,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Private Activity Series 2022B, (AMT)	5.000	08/01/30	10,389,364
3,055,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016	5.000	02/01/29	3,103,005
2,740,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2021C, (AMT)	5.000	08/01/32	2,927,236
2,340,000		Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016	5.000	12/01/37	2,343,421
2,000,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/28	2,118,194
8,335,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)	5.000	08/01/49	8,349,700
2,730,000	(e)	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015, (Pre- refunded 7/01/25)	5.000	01/01/26	2,742,151
1,285,000	(e)	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015, (Pre- refunded 7/01/25)	5.000	01/01/27	1,290,719
5,930,000		Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A	5.000	08/15/40	5,888,448
5,875,000		Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B	5.000	08/15/35	5,889,828
14,085,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A	5.000	10/01/33	14,090,485
6,115,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/30	6,366,690
1,715,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/31	1,779,186
6,140,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/32	6,357,645
5,120,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/29	5,262,910
2,250,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/31	2,305,788
2,755,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/34	2,806,406
6,015,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/36	6,102,605
2,770,000	(c)	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-80	2.500	07/01/28	2,618,027

104	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$6,900,000		Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N	2.200%	06/01/41	$4,853,374
5,580,000		Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-2N	2.400	12/01/41	4,056,242
40,165,248		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A	3.500	12/20/35	36,940,677
6,081,772		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2024A-1	3.812	03/20/40	5,655,464
5,035,000		Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Refunding Series R-2022D	4.000	07/01/28	5,206,772
11,035,000		Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Refunding Series R-2023B	5.000	07/01/42	11,766,764
9,425,000		Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C	5.000	08/01/27	9,900,502
5,450,000		Washington State, General Obligation Bonds, Refunding Various Purpose Series R-2018D	5.000	08/01/27	5,724,959
5,000,000		Washington State, General Obligation Bonds, Refunding Various Purpose Series R-2023A	5.000	08/01/27	5,252,255
6,590,000		Washington State, General Obligation Bonds, Various Purpose Group 1 Series 2024C	5.000	02/01/26	6,714,328
5,035,000		Washington State, General Obligation Bonds, Various Purpose Refunding Series 2025B	5.000	07/01/28	5,377,989
6,750,000		Washington State, General Obligation Bonds, Various Purpose Series 2021A	5.000	08/01/44	7,017,581
4,000,000		Washington State, General Obligation Bonds, Various Purpose Series 2023A	5.000	08/01/45	4,193,564
4,975,000		Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013	5.500	12/01/33	4,821,386

		TOTAL WASHINGTON			248,560,208

		WEST VIRGINIA - 0.2%
6,000,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)	1.000	01/01/41	5,913,655
1,675,000	(c)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	1,715,773
1,365,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A	5.000	09/01/25	1,366,393
3,240,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2023D	4.300	11/01/38	3,095,272
1,710,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024A	4.400	11/01/44	1,668,179
1,945,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	3.900	11/01/39	1,832,749
2,555,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	4.300	11/01/44	2,462,940

		TOTAL WEST VIRGINIA			18,054,961

		WISCONSIN - 2.5%
6,780,000		Central Brown County Water Authority, Wisconsin, Water System Revenue Bonds, Refunding Series 2024A	5.000	11/01/33	7,516,612
4,455,000		Middleton-Cross Plains Area School District, Dane County, Wisconsin, General Obligation Bonds, Refunding Series 2021A	2.000	03/01/26	4,387,711
4,555,000		Middleton-Cross Plains Area School District, Dane County, Wisconsin, General Obligation Bonds, Refunding Series 2021A	2.000	03/01/27	4,393,876
4,320,000		Milwaukee, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024-N1 - AGM Insured	5.000	04/01/30	4,666,466
10,000,000		Public Finance Authority of Wisconsin, Lease Development Revenue Bonds, KU Campus Development Corporation-Central District Development Project, Series 2016	5.000	03/01/41	10,088,742

See Notes To Financial Statements	105

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$25,400,000	(c)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.500%	12/01/37	$25,674,894
4,550,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/26)	3.300	10/01/46	4,551,264
8,455,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/30)	3.700	10/01/46	8,407,468
15,000	(c),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, (ETM)	3.000	04/01/25	15,000
115,000	(c)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020	3.000	04/01/25	115,000
16,805,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1	2.625	11/01/25	16,636,340
7,880,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2	2.875	05/01/27	7,713,606
2,380,000	(c)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	4.000	06/15/28	2,377,184
4,170,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.050	11/01/30	4,123,157
9,085,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	9,027,862
8,000,000	(f)	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	4.000	04/01/44	7,498,950
4,750,000	(f)	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	4.000	04/01/45	4,415,559
1,500,000		Sheboygan Area School District, Manitowoc and Sheboygan Counties, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.000	03/01/39	1,301,777
1,525,000		Sheboygan Area School District, Manitowoc and Sheboygan Counties, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.000	03/01/40	1,295,934
6,130,000		West Allis-West Milwaukee, et al School District, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	3.000	04/01/39	5,369,948
1,080,000		Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A	5.000	12/01/26	1,080,812
4,115,000		Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A	5.000	12/01/27	4,124,164
7,765,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1, (Mandatory Put 7/01/27)	5.000	08/15/54	7,943,606
2,610,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C	5.000	02/15/47	2,493,056
3,230,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/41	2,695,432
5,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, (Mandatory Put 7/29/26)	5.000	08/15/54	5,107
2,120,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A	4.000	10/15/34	2,129,880
1,455,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A	4.000	10/15/35	1,454,081
5,490,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, (Mandatory Put 2/15/27)	5.000	02/15/51	5,590,431
1,470,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/37	1,375,743

106	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WISCONSIN (continued)
$1,950,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A	5.000%	11/01/39	$1,917,633
1,355,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015	5.000	12/15/25	1,356,306
4,440,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024C	4.125	09/01/39	4,385,013
2,750,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A	3.000	11/01/39	2,259,787
1,650,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2021C	2.500	11/01/41	1,203,622
2,555,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)	3.875	11/01/54	2,564,141
4,760,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-1	5.000	05/01/32	5,353,459
9,800,000	Wisconsin State, General Obligation Bonds, Refunding Series 2025-3	5.000	05/01/32	11,021,827

	TOTAL WISCONSIN			188,531,450

	WYOMING - 1.1%
16,300,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A	3.625	07/15/39	14,334,049
960,000	Casper Community College District, Natrona County, Wyoming, Revenue Bonds, Refunding Series 2021	4.000	04/15/37	965,349
1,000,000	Casper Community College District, Natrona County, Wyoming, Revenue Bonds, Refunding Series 2021	4.000	04/15/38	1,001,725
800,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Refunding Series 2022	5.000	06/01/33	875,559
1,415,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Refunding Series 2022	5.000	06/01/34	1,538,486
8,730,000	Sweetwater County 2023 Specific Purpose Joint Powers Board, Wyoming, Sales and Use Excise Tax Revenue Bonds, Series 2023	5.000	06/15/27	9,088,657
28,275,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006	1.700	07/15/26	27,451,024
4,215,000	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A	5.000	06/01/26	4,317,414
2,645,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6	3.900	12/01/34	2,622,187
6,500,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3	2.650	12/01/39	5,104,607
3,250,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1	3.000	12/01/40	2,677,022
6,675,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2	2.250	12/01/40	4,839,596
6,000,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3	2.250	12/01/41	4,233,379
2,700,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2023 Series 1	4.200	12/01/38	2,661,956

	TOTAL WYOMING			81,711,010

	TOTAL MUNICIPAL BONDS (Cost $7,786,784,479)			7,454,547,976

See Notes To Financial Statements	107

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%

		HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$812,771	(g)	Jackson Hospital	13.000%	11/04/25	$812,771
1,128,848	(g)	Jackson Hospital, Inc. and Jackson Hospital Financing, LLC	13.000	12/16/25	1,128,848

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,941,619

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $1,903,423)			1,941,619

		TOTAL LONG-TERM INVESTMENTS (Cost $7,829,866,933)			7,494,023,114

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%

		MUNICIPAL BONDS - 0.1%

		NATIONAL - 0.1%
7,350,000	(c),(i)	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6VMO, (AMT)	3.950	03/20/27	7,350,000

		TOTAL NATIONAL			7,350,000

		TOTAL MUNICIPAL BONDS (Cost $7,350,000)			7,350,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,350,000)			7,350,000

		TOTAL INVESTMENTS - 97.9% (Cost $7,837,216,933)			7,501,373,114

		OTHER ASSETS & LIABILITIES, NET - 2.1%			161,019,760

		NET ASSETS - 100%			$7,662,392,874

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity

(a)	Affiliated holding
(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $386,854,938 or 5.2% of Total Investments.

(d)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f)	When-issued or delayed delivery security.
(g)	For fair value measurement disclosure purposes, investment classified as Level 3.
(h)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

108	See Notes To Financial Statements

Portfolio of Investments March 31, 2025

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.6%

		MUNICIPAL BONDS - 97.6%

		ALABAMA - 2.3%
$1,000,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024C	4.100%	10/01/39	$981,367
7,955,000		Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A	5.000	11/01/27	8,392,387
1,855,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)	4.000	12/01/49	1,860,892
7,505,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)	4.000	10/01/52	7,550,470
2,410,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)	4.000	12/01/52	2,394,731
5,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D	5.000	11/01/28	5,207,852
2,500,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D	5.000	11/01/29	2,621,674
5,800,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023C, (Mandatory Put 6/01/32)	5.500	10/01/54	6,237,100
3,665,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024B, (Mandatory Put 9/01/32)	5.000	10/01/55	3,839,326
980,000	(a),(b)	Central Etowah County Solid Waste Disposal Authority, Alabama, Tax-Exempt Solid Waste Disposal Revenue Bonds Series 2020A, (Pre-refunded 7/01/25), (AMT)	6.000	07/01/45	1,016,249
8,215,000		Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, (Mandatory Put 12/01/25)	4.000	12/01/50	8,233,936
11,755,000		Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, (Mandatory Put 6/26/25)	1.000	06/01/34	11,681,598
1,000,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2019A, (Mandatory Put 10/01/31)	3.450	11/01/33	982,966
7,510,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	7,465,620
5,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory Put 4/01/32)	5.000	08/01/54	5,296,519
13,750,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	14,200,865
9,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put 12/01/31)	4.000	12/01/51	8,926,181
9,950,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	10,284,515
3,000,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B, (Mandatory Put 1/01/33)	5.250	03/01/55	3,150,612

		TOTAL ALABAMA			110,324,860

		ALASKA - 1.4%
1,020,000		Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	3.850	06/01/34	1,011,544
1,040,000		Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	3.850	12/01/34	1,028,819
12,345,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II	2.000	12/01/35	9,520,745
23,000,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020B-II	2.000	12/01/35	17,738,124
3,560,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2022A-II	2.150	12/01/36	2,715,185

See Notes To Financial Statements	109

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALASKA (continued)
$8,110,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series 2022B-1	2.150%	06/01/36	$6,228,166
3,565,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, (AMT)	5.000	01/01/26	3,572,661
5,145,000		Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019	5.000	04/01/27	5,328,993
5,575,000		Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019	5.000	04/01/29	5,926,975
5,515,000		Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015	5.250	10/01/36	5,520,885
1,000,000		Alaska State, General Obligation Bonds, Refunding Series 2024B	5.000	08/01/28	1,069,243
1,675,000		North Slope Borough, Alaska, General Obligation Bonds, General Purpose Series 2023A	5.000	06/30/26	1,722,374
1,525,000		North Slope Borough, Alaska, General Obligation Bonds, General Purpose Series 2024A	5.000	06/30/28	1,625,378
1,000,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	5.000	06/01/25	1,002,659
1,775,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	5.000	06/01/28	1,850,280

		TOTAL ALASKA			65,862,031

		ARIZONA - 1.3%
5,600,000	(a)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/26	5,790,535
5,055,000	(a)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/27	5,334,738
6,760,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	6,770,235
1,940,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	1,933,158
11,010,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	11,281,163
3,600,000		Chandler, Arizona, General Obligation Bonds, Series 2017	2.300	07/01/28	3,464,143
4,260,000		Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, (AMT), (Mandatory Put 3/31/26)	4.125	09/01/32	4,262,665
5,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory Put 5/15/26)	5.000	01/01/53	5,101,719
4,510,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010A, (Mandatory Put 10/01/26)	0.875	06/01/43	4,306,091
2,150,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010B, (Mandatory Put 10/01/26)	0.875	06/01/43	2,052,793
6,225,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, (AMT)	5.000	07/01/36	6,423,011
1,205,000		Pima County Unified School District 1, Tucson, Arizona, General Obligation Bonds, Project of 2023 School Improvement Series 2024A - AGM Insured	5.000	07/01/26	1,236,904
3,715,000		Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, (AMT)	1.300	06/01/27	3,484,659

		TOTAL ARIZONA			61,441,814

110	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ARKANSAS - 0.4%
$9,295,000	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital Improvement Series 2022	2.875%	11/01/32	$9,130,516
2,120,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019	2.125	02/01/31	1,884,117
2,560,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019	3.000	02/01/27	2,559,971
15,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019	3.000	02/01/28	15,001
3,915,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019	3.000	02/01/29	3,908,033

	TOTAL ARKANSAS			17,497,638

	CALIFORNIA - 3.9%
17,400,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put 4/01/26)	2.625	04/01/45	17,288,673
2,500,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	2,613,579
3,585,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023F, (Mandatory Put 11/01/30)	5.500	10/01/54	3,862,792
7,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	7,543,902
6,240,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	6,537,826
2,900,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024H, (Mandatory Put 8/01/33)	5.000	01/01/56	3,147,485
5,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, (Mandatory Put 8/01/28)	4.000	05/01/53	5,019,520
805,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/25	806,977
2,030,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/27	2,095,868
2,915,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/28	3,046,277
8,910,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, (Mandatory Put 10/01/25)	2.000	10/01/36	8,821,198
3,120,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, (Mandatory Put 10/01/25)	5.000	10/01/39	3,138,933
19,790,000	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)	3.000	12/31/30	18,549,369
2,000,000	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/26	2,021,193
1,500,000	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/27	1,537,191
9,410,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2019A, (AMT), (Mandatory Put 10/01/29)	2.400	10/01/44	8,846,842
1,575,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2022A, (AMT), (Mandatory Put 10/01/25)	4.125	10/01/41	1,576,266
6,840,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2, (AMT)	3.625	07/01/27	6,798,632

See Notes To Financial Statements	111

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,020,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, (AMT)	3.375%	07/01/25	$6,012,944
6,700,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, (AMT)	3.000	11/01/25	6,667,214
2,000,000		California State, General Obligation Bonds, Various Purpose Series 2024	5.000	08/01/31	2,222,866
5,600,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/29	5,604,236
1,000,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/27	1,016,482
1,070,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/26	1,094,244
350,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/27	362,326
2,815,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	3,048,857
8,685,000		Federal Home Loan Mortgage Corporation, California, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Series 2019M-057	2.400	10/15/29	8,120,233
6,000,000		Los Angeles Community College District, California, General Obligation Bonds, Refunding Series 2024	5.000	08/01/27	6,340,373
1,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/25	1,001,949
1,500,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/26	1,527,593
2,250,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/27	2,320,931
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/28	2,087,848
2,835,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/29	2,986,742
4,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2018B, (AMT)	5.000	05/15/26	4,073,581
4,725,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT)	5.000	05/15/26	4,811,918
2,345,000		Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2024A	5.000	07/01/26	2,414,396
2,780,000		Sacramento Municipal Utility District, California, Electric Revenue Bonds, Refunding Series 2023D, (Mandatory Put 10/15/30)	5.000	08/15/49	3,018,269
2,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/28	2,094,967
2,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/29	2,111,835
4,245,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/36	4,382,527
3,475,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019H, (AMT)	5.000	05/01/28	3,636,563
3,000,000		University of California, General Revenue Bonds, Series 2023BM	5.000	05/15/28	3,212,512

		TOTAL CALIFORNIA			183,423,929

112	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	COLORADO - 2.2%
$2,900,000	Arapahoe County School District 5 Cherry Creek, Colorado, General Obligation Bonds, Series 2012B	2.500%	12/15/28	$2,728,789
2,980,000	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2024	5.000	12/15/29	3,253,352
1,900,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2024A, (Mandatory Put 11/15/29)	5.000	11/15/59	2,038,695
16,735,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)	5.000	08/01/49	16,764,514
18,470,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)	5.000	08/01/49	18,752,534
1,000,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.000	11/01/26	1,030,636
13,000,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022C, (Mandatory Put 8/15/28)	5.000	05/15/62	13,737,021
11,850,000	Colorado Housing and Finance Authority, Multi Family Project Bonds, Class I Series 2025C-2	3.350	07/01/28	11,852,678
630,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E	1.950	11/01/36	467,001
2,500,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H	1.800	11/01/36	1,816,518
257,000	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A	4.500	12/01/27	256,989
4,930,000	Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	2,872,383
6,435,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/26	6,607,881
5,600,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/27	5,835,644
4,170,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/26	4,276,054
1,290,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2023B, (AMT)	5.000	11/15/26	1,321,983
738,000	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A	4.625	12/01/27	738,470
400,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/25	401,660
500,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	3.000	01/15/26	498,264
425,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/26	433,339
1,425,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/27	1,463,255
625,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/27	644,723
415,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A	3.375	12/01/30	396,543
805,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	4.125	12/01/31	732,126
6,610,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2021C-4, (Mandatory Put 10/15/25)	2.000	06/01/51	6,554,414

	TOTAL COLORADO			105,475,466

See Notes To Financial Statements	113

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CONNECTICUT - 1.3%
$6,715,000	Connecticut Health and Educational Facilities Authority, Chefa Revenue Bonds, Yale University, Remarketing Series 2017B-2, (Mandatory Put 7/01/26)	3.200%	07/01/37	$6,716,770
1,250,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/25	1,250,451
7,055,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory Put 7/01/29)	5.000	07/01/49	7,531,730
1,955,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1	3.750	11/15/33	1,951,544
5,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1	2.600	11/15/34	4,250,595
3,525,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1	2.300	11/15/35	2,789,559
4,350,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-1	1.950	11/15/35	3,350,827
1,190,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-2, (AMT)	2.200	11/15/34	946,519
4,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021A-1	1.700	05/15/34	3,123,931
3,900,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1	2.000	11/15/36	2,910,089
12,115,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1	2.000	11/15/36	9,074,428
2,835,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025B-2, (Mandatory Put 5/15/28)	3.300	05/15/60	2,828,253
1,500,000	Connecticut State, General Obligation Bonds, Series 2022E	5.000	11/15/26	1,555,240
2,750,000	Connecticut State, General Obligation Bonds, Series 2024D	5.000	05/01/27	2,873,042
3,210,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2022B	5.000	07/01/26	3,301,788
2,600,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/28	2,773,776
1,955,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/29	2,117,240
1,000,000	West Haven, Connecticut, General Obligation Bonds, Series 2012 - AGM Insured	5.000	08/01/25	1,001,562

	TOTAL CONNECTICUT			60,347,344

	DELAWARE - 1.1%
27,285,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, (Mandatory Put 10/01/25)	1.250	10/01/45	26,895,627
9,015,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020B, (Mandatory Put 10/01/25)	1.250	10/01/40	8,886,351
14,130,000	Delaware Economic Development Authority, Gas Facilities Revenue Bonds, Delmarva Power & Light Company Project, Refunding Series 2020, (Mandatory Put 7/01/25)	1.050	01/01/31	14,015,462
1,650,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024D	4.000	07/01/39	1,603,794

	TOTAL DELAWARE			51,401,234

	DISTRICT OF COLUMBIA - 2.3%
6,750,000	District of Columbia, General Obligation Bonds, Refunding Series 2024B	5.000	08/01/31	7,502,173
10,000,000	District of Columbia, General Obligation Bonds, Refunding Series 2024C	5.000	12/01/30	11,031,445
25,050,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2019C	5.000	10/01/25	25,330,049
3,700,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2023C	5.000	10/01/32	4,145,802
3,500,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Forward Delivery Refunding Series 2020A, (AMT)	5.000	10/01/32	3,692,206

114	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DISTRICT OF COLUMBIA (continued)
$5,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Forward Delivery Series 2020A, (AMT)	5.000%	10/01/31	$5,292,277
10,525,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2015B, (AMT)	5.000	10/01/31	10,585,840
5,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, (AMT)	5.000	10/01/32	5,076,355
5,290,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, (AMT)	5.000	10/01/30	5,449,684
8,200,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, (AMT)	5.000	10/01/27	8,530,665
3,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2022A, (AMT)	5.000	10/01/28	3,150,895
6,540,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/33	6,962,048
3,880,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/27	4,036,461
6,205,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/28	6,517,102

		TOTAL DISTRICT OF COLUMBIA			107,303,002

		FLORIDA - 3.1%
4,185,000		Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/27	4,212,616
2,000,000		Broward County, Florida, Airport System Revenue Bonds, Series 2017, (AMT)	5.000	10/01/34	2,047,418
500,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	500,637
2,435,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	2,583,399
5,055,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/34	5,180,181
4,765,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/35	4,844,484
19,415,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/36	19,656,348
10,215,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/37	10,248,321
17,700,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	18,381,323
1,595,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2	3.750	07/01/33	1,584,325
6,925,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1	2.800	07/01/34	6,074,910
1,575,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2024-5	3.950	07/01/39	1,510,430
2,310,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-1	1.800	07/01/36	1,701,022
2,825,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2	1.800	07/01/36	2,044,077
22,060,000		Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/27	22,949,569
2,610,000		Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Alternative Minimum Tax Refunding Subordinate Lien Series 2022A, (AMT)	5.000	10/01/26	2,682,877

See Notes To Financial Statements	115

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$9,030,000		Lee County, Florida, Airport Revenue Bonds, Refunding Series 2021A, (AMT)	5.000%	10/01/30	$9,584,322
2,425,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/26	2,503,889
2,200,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/27	2,283,659
3,120,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/28	3,228,167
2,715,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/29	2,800,929
4,100,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/28	4,295,197
2,240,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/29	2,340,446
9,215,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/30	9,605,529
5,500,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	5.000	08/15/25	5,533,719

		TOTAL FLORIDA			148,377,794

		GEORGIA - 1.8%
2,000,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/26	2,044,765
1,250,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/27	1,295,691
2,625,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/28	2,754,592
5,000,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/29	5,291,726
2,925,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A	2.750	12/01/35	2,479,661
2,750,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2021A	2.250	12/01/36	2,142,973
1,900,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.100	12/01/39	1,861,839
5,065,000		Georgia State, General Obligation Bonds, Series 2017A	5.000	02/01/29	5,259,026
5,085,000		Georgia State, General Obligation Bonds, Series 2017A	5.000	02/01/31	5,262,346
10,060,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/29)	4.000	09/01/52	10,102,265
6,500,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022B, (Mandatory Put 6/01/29)	5.000	12/01/52	6,753,610
15,800,000	(b)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	15,772,830
8,150,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 3/01/30)	5.000	07/01/53	8,561,214
3,500,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023E-1, (Mandatory Put 6/01/31)	5.000	12/01/53	3,705,237
3,800,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024D, (Mandatory Put 4/01/31)	5.000	04/01/54	4,028,875
7,800,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A, (Mandatory Put 6/01/32)	5.000	06/01/55	8,327,767
1,035,000		Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2, (Mandatory Put 3/06/26)	3.875	10/01/48	1,041,919

		TOTAL GEORGIA			86,686,336

116	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HAWAII - 0.4%
$5,250,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2019	3.200%	07/01/39	$4,367,708
10,870,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, (AMT)	3.100	05/01/26	10,640,404
5,970,000		Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D	5.000	09/01/30	6,245,902

		TOTAL HAWAII			21,254,014

		IDAHO - 0.6%
6,020,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/26	6,130,632
4,815,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/29	5,089,466
4,880,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/31	5,128,845
4,835,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2025B, (Mandatory Put 3/01/32)	5.000	03/01/60	5,235,043
6,000,000		Idaho State Building Authority, Sales Tax Revenue Education Bonds, School Modernization Facilities Series 2024A	5.000	06/01/28	6,399,988

		TOTAL IDAHO			27,983,974

		ILLINOIS - 5.4%
1,515,000		Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016 - AGM Insured	5.000	02/01/27	1,538,590
550,000		Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A	0.000	01/01/26	535,002
780,000		Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A	0.000	01/01/27	730,197
585,000		Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A	0.000	01/01/28	526,281
19,250,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	6.750	12/01/30	20,546,857
3,300,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G	5.000	12/01/34	3,277,842
1,455,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A	0.000	12/01/26	1,361,963
5,975,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2022C	5.000	01/01/26	6,060,438
2,510,000		Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A	5.000	01/01/34	2,637,084
1,970,000	(a)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (ETM)	5.000	01/01/26	2,001,113
1,185,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/27	1,215,749
3,250,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/28	3,374,540
20,000	(a)	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018, (ETM)	0.000	12/15/26	19,021
980,000		DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018	0.000	12/15/26	919,198
1,050,000		DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018	0.000	12/15/27	947,176
8,130,000		Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019	3.000	10/15/27	8,137,337
20,800,000		Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, (Mandatory Put 3/03/26)	2.450	11/15/39	20,633,078

See Notes To Financial Statements	117

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$11,300,000		Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, (Mandatory Put 11/01/26)	1.250%	11/01/38	$10,838,960
2,180,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1	4.000	11/01/30	2,207,962
2,000,000	(a)	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, (ETM)	5.000	08/15/25	2,014,154
3,000,000	(a)	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, (ETM)	5.000	08/15/26	3,080,889
1,025,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)	5.000	08/15/52	1,062,637
7,125,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022B-1, (Mandatory Put 8/15/25)	5.000	08/15/52	7,137,910
8,680,000	(b)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2020, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/50	8,538,717
2,000,000		Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, (Mandatory Put 9/01/28)	3.875	05/01/40	1,970,799
10,135,000		Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B	1.950	10/01/36	7,532,361
5,475,000		Illinois State, General Obligation Bonds, June Series 2016	5.000	06/01/28	5,571,450
1,455,000		Illinois State, General Obligation Bonds, May Refunding Series 2023D	5.000	07/01/25	1,461,828
250,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29	259,244
6,465,000		Illinois State, General Obligation Bonds, November Series 2017D	3.250	11/01/26	6,459,660
6,400,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/26	6,582,028
14,200,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	14,806,611
5,160,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	5,362,689
5,000,000		Illinois State, General Obligation Bonds, November Series 2019B	5.000	11/01/30	5,299,778
10,660,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/28	10,976,851
5,000,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/26	5,077,762
2,540,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/27	2,621,129
11,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/28	11,597,905
5,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/29	5,336,143
1,140,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	12/01/32	1,152,426
2,945,000		Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001 - FGIC Insured	6.000	11/01/26	3,010,724
1,235,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/26	1,269,443
775,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/25	784,151
1,925,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/26	1,979,873
360,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/27	376,057
1,945,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/28	2,025,798
650,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/30	673,756
1,000,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000	02/01/33	1,013,387
1,000,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000	02/01/36	1,001,454
1,895,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000	02/01/40	1,802,896

118	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$2,010,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000%	02/01/44	$1,864,254
325,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/25	327,583
250,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/26	255,688
6,245,000	(a)	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, (ETM)	5.000	06/01/25	6,265,942
1,258,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.450	03/01/26	1,259,323
1,218,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.600	03/01/28	1,221,438
8,240,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C	5.000	01/01/28	8,646,244
2,750,000		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A	5.000	02/15/26	2,790,116
3,665,000		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A	5.000	02/15/27	3,777,846
13,615,000		Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2024 - BAM Insured	5.000	03/01/29	14,512,429

		TOTAL ILLINOIS			256,269,761

		INDIANA - 3.3%
14,235,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, (AMT), (Mandatory Put 4/01/26)	0.950	12/01/38	13,845,919
4,500,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B	0.650	08/01/25	4,448,690
8,885,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)	4.000	03/01/38	8,925,588
21,115,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)	4.000	05/01/43	20,998,012
1,100,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A	4.125	12/01/26	1,101,481
5,750,000		Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT), (Mandatory Put 6/01/27)	3.750	03/01/31	5,762,115
7,480,000		Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT), (Mandatory Put 6/01/32)	4.500	05/01/35	7,522,527
7,330,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Long Term Rate Series 2023B-1, (Mandatory Put 7/01/28)	5.000	10/01/62	7,743,888
12,660,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, (Mandatory Put 7/01/25)	2.250	12/01/58	12,605,834
8,075,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding Series 2011M, (Mandatory Put 1/01/26)	0.700	12/01/46	7,855,085
1,525,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Forward Delivery Series 2022A	5.000	10/01/26	1,573,929
1,645,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Forward Delivery Series 2022A	5.000	10/01/27	1,731,953
1,250,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A	5.000	10/01/26	1,252,119

See Notes To Financial Statements	119

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$3,520,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020B-1	1.950%	07/01/35	$2,724,004
1,250,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A	1.900	07/01/36	929,007
2,610,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B	1.900	07/01/36	1,939,766
6,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D, (AMT)	5.000	01/01/27	6,153,632
3,150,000		Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A	3.125	07/01/25	3,146,418
12,000,000		Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D	0.750	04/01/25	12,000,000
13,020,000		Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A	2.750	06/01/25	13,000,316
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.000	07/15/29	1,071,489
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.000	07/15/30	1,083,372
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.000	01/15/31	1,088,614
9,805,000		Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 6/05/26)	5.000	12/01/44	9,931,863
5,745,000		Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, (AMT), (Mandatory Put 6/10/31)	4.400	11/01/45	5,845,557

		TOTAL INDIANA			154,281,178

		IOWA - 0.4%
5,300,000	(a)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/32)	4.000	12/01/50	5,621,630
3,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Green Series 2021A	1.850	07/01/35	2,275,658
2,345,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D	2.450	07/01/34	1,991,027
3,120,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A	2.500	01/01/35	2,586,668
3,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B	2.000	07/01/36	2,263,892
1,955,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D	2.000	07/01/36	1,486,358
600,000		Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green Series 2024A	5.000	08/01/34	682,490

		TOTAL IOWA			16,907,723

		KANSAS - 0.6%
8,515,000		Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2024A	5.000	09/01/27	8,961,098
10,360,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/31)	5.000	11/15/54	11,354,465
2,000,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/28)	5.000	11/15/54	2,131,881
4,175,000		Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2024-02 - BAM Insured	5.000	06/15/28	4,257,555

		TOTAL KANSAS			26,704,999

120	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY - 3.2%
$8,250,000		Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Duke Energy Kentucky, Refunding Series 2008A	3.700%	08/01/27	$8,277,015
6,050,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, (AMT), (Mandatory Put 9/01/26)	1.750	10/01/34	5,820,095
30,000,000		Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, (Mandatory Put 9/01/26)	1.550	09/01/42	28,818,216
4,460,000		Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund, First Refunding Series 2024A	5.000	09/01/26	4,596,558
4,200,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/25	4,203,241
6,250,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 130, Series 2024B	5.000	11/01/25	6,324,752
4,545,000	(c)	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 132, Refunding Series 2025B	5.000	04/01/30	4,948,180
2,250,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Projects, Refunding Series 2024A	5.000	07/01/27	2,356,180
4,200,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2023B, (Mandatory Put 10/01/29)	5.000	10/01/47	4,466,145
4,000,000		Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A	0.900	09/01/26	3,827,830
8,000,000		Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, (AMT)	1.350	11/01/27	7,460,658
18,100,000		Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, (Mandatory Put 7/01/26)	1.750	02/01/35	17,720,783
3,785,000		Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016	4.000	09/01/27	3,865,986
1,350,000		Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, (Mandatory Put 9/01/28)	3.875	06/01/40	1,334,505
5,605,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	5,886,941
1,700,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2020A, (Mandatory Put 6/01/26)	4.000	12/01/50	1,707,426
2,950,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2022A-1, (Mandatory Put 8/01/30)	4.000	08/01/52	2,941,507
3,250,000		Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public Projects Series 2023A	3.900	11/01/25	3,251,733
3,075,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A	0.625	09/01/26	2,931,278
10,200,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, (AMT)	1.350	11/01/27	9,547,584
21,345,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, (AMT), (Mandatory Put 9/01/27)	1.300	09/01/44	19,610,200

		TOTAL KENTUCKY			149,896,813

		LOUISIANA - 3.0%
845,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D	2.100	12/01/36	639,539
1,875,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A	4.000	12/01/39	1,791,619
3,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	4.000	10/01/25	3,011,314
17,820,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	17,034,911

See Notes To Financial Statements	121

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA (continued)
$10,000,000		Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, (Mandatory Put 5/15/25)	5.000%	05/15/50	$10,008,687
29,860,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-1. Fixed Rate Mode, (Mandatory Put 6/01/25)	5.000	06/01/45	29,934,898
4,000,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-3. Term Rate Mode, (Mandatory Put 6/01/28)	5.000	06/01/45	4,161,769
1,010,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/29	1,011,834
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/30	1,001,770
14,000,000		Louisiana State, General Obligation Bonds, Refunding Series 2024E	5.000	09/01/31	15,574,220
5,045,000		Louisiana State, General Obligation Bonds, Series 2024B	5.000	08/01/27	5,298,357
925,000		New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015	5.000	06/01/26	927,797
2,780,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, (Mandatory Put 6/01/30)	6.100	06/01/38	3,028,461
3,665,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	3,674,771
16,405,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, (Mandatory Put 7/01/26)	4.050	06/01/37	16,521,984
17,105,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, (Mandatory Put 7/01/26)	2.200	06/01/37	16,843,429
10,010,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, (Mandatory Put 7/01/26)	2.375	06/01/37	9,878,158

		TOTAL LOUISIANA			140,343,518

		MAINE - 0.2%
2,955,000		Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A	1.850	11/15/36	2,142,324
1,165,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D	2.300	11/15/35	921,939
3,000,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B	2.050	11/15/36	2,281,869
2,030,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	1.900	11/15/36	1,491,081
2,000,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021D	2.200	11/15/36	1,548,659

		TOTAL MAINE			8,385,872

		MARYLAND - 1.8%
7,205,000		Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019	5.000	10/01/25	7,286,267
8,130,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2020	5.000	03/01/27	8,478,454
6,000,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2024A	5.000	07/01/29	6,520,449
6,760,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2024A	5.000	07/01/30	7,451,016
11,510,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2024	5.000	02/01/27	11,982,583
10,000		Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	3.250	01/01/31	9,652
1,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/26	1,010,443
6,820,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C	2.700	09/01/34	5,893,758

122	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND (continued)
$4,250,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A	2.300%	09/01/35	$3,377,113
4,880,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D	1.950	09/01/35	3,758,674
12,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A	1.800	09/01/36	8,634,738
8,310,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B	1.875	09/01/36	6,127,608
12,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.200	09/01/36	9,345,187
4,630,000		Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018A	5.000	11/01/29	4,959,971

		TOTAL MARYLAND			84,835,913

		MASSACHUSETTS - 1.3%
795,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/25	794,222
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1	5.000	07/01/25	1,506,865
2,780,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/29	2,922,277
2,750,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/30	2,884,851
2,515,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/31	2,629,169
2,100,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/32	2,188,286
125,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/25	125,772
160,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/26	164,571
170,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/27	178,427
175,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/28	187,058
220,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/30	242,076
2,230,000		Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, (Mandatory Put 7/01/25)	0.450	07/01/41	2,209,635
2,135,000		Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)	2.450	11/01/30	2,114,797
1,975,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1	2.750	12/01/34	1,680,745
1,000,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2022A-2	2.650	06/01/26	990,986
5,000,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2022C-3	4.000	06/01/26	5,009,440
2,420,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2023A-3	3.050	12/01/27	2,402,032
3,165,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2021B-2	0.800	12/01/25	3,095,904
3,500,000		Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Series 2023C2	4.000	12/01/27	3,512,669
1,000,000		Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024B3	3.500	06/01/29	995,424
5,000,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220	1.950	12/01/35	3,828,296

See Notes To Financial Statements	123

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MASSACHUSETTS (continued)
$1,000,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221	2.000%	12/01/36	$745,189
2,725,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-222	2.000	12/01/36	2,030,639
7,385,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.150	12/01/36	5,632,483
3,680,000	Massachusetts State, General Obligation Bonds, Consolidated Series 2024B	5.000	05/01/26	3,771,581
4,525,000	Massachusetts State, General Obligation Bonds, Consolidated Series 2024B	5.000	05/01/27	4,733,079
4,000,000	Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation Notes Series 2024	5.000	07/25/25	4,025,556

	TOTAL MASSACHUSETTS			60,602,029

	MICHIGAN - 3.1%
10,015,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2024A	5.000	07/01/26	10,300,124
7,510,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2024A	5.000	07/01/27	7,872,786
4,050,000	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont- Spectrum Consolidation, Fixed Refunding Series 2022A	5.000	04/15/26	4,133,385
2,600,000	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont- Spectrum Consolidation, Fixed Refunding Series 2022A	5.000	04/15/27	2,706,657
5,090,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)	5.000	11/15/44	5,196,967
4,895,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2024A-1	5.000	07/21/25	4,923,161
2,000,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/27	2,058,689
5,115,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/28	5,321,353
7,115,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A	3.550	10/01/33	6,842,454
1,865,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	0.550	04/01/25	1,865,000
2,455,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2022A	3.300	04/01/26	2,452,587
9,430,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2023A	3.750	04/01/27	9,411,783
1,340,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	1,342,751
1,805,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C	3.350	12/01/34	1,669,084
5,215,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A	3.100	12/01/31	4,959,773
10,020,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B	2.700	12/01/34	8,614,326
14,835,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C	2.350	12/01/35	11,905,905
6,000,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A	1.950	12/01/36	4,436,098
2,000,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2022A	4.000	12/01/37	1,955,785
5,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30	5,038,979
5,655,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2024II	5.000	10/15/27	5,953,900
3,040,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2023	5.000	11/15/26	3,149,497
12,165,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Series 2019, (AMT), (Mandatory Put 10/01/27)	3.350	10/01/49	12,061,966

124	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MICHIGAN (continued)
$7,730,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Variable Rate Series 2005, (AMT), (Mandatory Put 10/08/26)	0.875%	04/01/35	$7,201,663
7,230,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Company Exempt Facilities Project, Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)	3.875	06/01/53	7,223,598
2,285,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, (AMT), (Mandatory Put 10/01/26)	4.000	10/01/61	2,281,211
7,500,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023E - AGM Insured, (AMT)	5.000	12/01/28	7,876,984

	TOTAL MICHIGAN			148,756,466

	MINNESOTA - 0.9%
2,740,000	Eastern Carver County Independent School District 112, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2025A	5.000	02/01/29	2,948,393
5,000,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	5,259,522
1,265,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B	2.400	01/01/35	1,062,306
2,275,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	2.250	07/01/35	1,834,574
4,330,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I	1.875	07/01/35	3,277,009
5,595,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D	2.000	07/01/36	4,225,194
5,045,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021F	2.000	07/01/36	3,807,112
8,415,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H	2.150	07/01/36	6,494,689
3,285,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Social Series 2022A	2.600	07/01/37	2,647,603
2,000,000	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	2,018,586
6,820,000	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2016A	5.000	03/01/31	6,943,459
2,000,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes, Series 2025	3.300	08/01/26	2,002,106

	TOTAL MINNESOTA			42,520,553

	MISSISSIPPI - 0.7%
7,660,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Revenue Bonds, International Paper Company Project, Refunding Series 2022, (Mandatory Put 4/01/27)	2.650	04/01/37	7,517,672
5,865,000	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002	3.200	09/01/28	5,832,944
3,500,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/30	3,791,068
6,000,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/31	6,558,932
6,500,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/32	7,160,104
1,230,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A	2.250	12/01/35	982,818
615,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A	1.800	12/01/35	455,092
1,500,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A	5.000	10/15/26	1,544,045

	TOTAL MISSISSIPPI			33,842,675

See Notes To Financial Statements	125

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MISSOURI - 0.9%
$5,330,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900%	09/01/33	$4,750,402
11,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900	09/01/33	9,803,831
5,255,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C	2.750	09/01/33	4,688,851
12,335,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, (Mandatory Put 5/01/26)	4.000	05/01/51	12,464,960
1,195,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2022A	5.000	06/01/25	1,198,886
2,520,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2022A	5.000	06/01/27	2,619,150
2,700,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	4.125	11/01/39	2,661,466
740,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C	2.500	11/01/34	627,431
1,065,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A	1.950	11/01/36	789,454
1,890,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B	1.800	11/01/36	1,352,401

	TOTAL MISSOURI			40,956,832

	MONTANA - 0.2%
1,115,000	Gallatin County, Montana, General Obligation Bonds, Series 2023	5.000	07/01/33	1,251,107
1,300,000	Gallatin County, Montana, General Obligation Bonds, Series 2023	5.000	07/01/35	1,438,186
1,000,000	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/27	1,044,297
1,055,000	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/28	1,118,433
1,335,000	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/29	1,414,738
2,000,000	Montana Board of Housing, Multifamily Housing Revenue Bonds, Aurora Apartments Series 2024, (Mandatory Put 2/01/28)	3.320	07/01/46	1,998,424
750,000	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1	1.850	12/01/36	539,507
500,000	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B	1.850	12/01/36	365,238

	TOTAL MONTANA			9,169,930

	NATIONAL - 0.0%
2,626,627	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A	3.400	01/25/36	2,521,448

	TOTAL NATIONAL			2,521,448

	NEBRASKA - 0.7%
8,345,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)	5.000	05/01/54	8,710,975
3,890,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, (Mandatory Put 8/01/25)	4.000	12/01/49	3,895,879
1,915,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D	2.600	09/01/34	1,635,327
8,895,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A	2.350	09/01/35	7,116,247
2,455,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A	1.850	09/01/35	1,852,957

126	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEBRASKA (continued)
$3,555,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C	2.100%	09/01/36	$2,710,314
1,630,000	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2022B	5.000	12/15/27	1,650,567
6,450,000	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, (AMT), (Mandatory Put 9/01/25)	0.900	09/01/30	6,384,602

	TOTAL NEBRASKA			33,956,868

	NEVADA - 0.8%
6,385,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B, (AMT)	5.000	07/01/27	6,618,392
19,325,000	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D	5.000	07/01/26	19,841,466
3,500,000	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, (Mandatory Put 3/31/26)	3.750	01/01/36	3,498,620
950,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B	5.000	07/01/25	955,092
1,970,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A	1.850	10/01/33	1,564,059
1,970,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A	2.000	10/01/36	1,475,522
3,000,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021B	2.200	10/01/36	2,302,081

	TOTAL NEVADA			36,255,232

	NEW HAMPSHIRE - 0.7%
8,485,000	National Finance Authority, New Hampshire, Pollution Control Revenue Bonds, New York State Electric & Gas Corporation Project, Refunding Series 2022A, (AMT)	4.000	12/01/28	8,488,828
11,000,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A	4.500	10/01/33	11,170,358
5,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory Put 8/03/27)	3.300	06/01/40	5,015,089
4,500,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory Put 8/03/27)	3.300	06/01/38	4,513,581
2,495,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024C	4.100	07/01/39	2,452,229

	TOTAL NEW HAMPSHIRE			31,640,085

	NEW JERSEY - 3.0%
3,945,000	Bergen County Improvement Authority, New Jersey, County Guaranteed Governmental Pooled Project Notes, Series 2024	4.500	05/28/25	3,955,020
1,000,000	Delran Township, New Jersey, General Obligation Bonds, Series 2019	2.000	10/15/27	956,554
1,000,000	Delran Township, New Jersey, General Obligation Bonds, Series 2019	2.000	10/15/28	932,189
1,000,000	Delran Township, New Jersey, General Obligation Bonds, Series 2019	2.000	10/15/29	910,494
2,545,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Essex County Family Court Building House Projects, County Guaranteed Series 2024	5.000	06/18/25	2,556,100
3,640,000	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.000	02/01/26	3,581,810
3,975,000	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.000	02/01/27	3,835,192
400,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Capital Equipment & Improvement Bonds, Series 2022	5.000	09/15/25	404,003
6,180,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	5,914,060

See Notes To Financial Statements	127

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$10,545,000		New Jersey Economic Development Authority, Revenue Bonds, Municipal Rehabilitation, Refunding Series 2019A	5.250%	04/01/25	$10,545,000
7,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2023RRR	5.000	06/15/26	7,161,480
3,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1 - NPFG Insured	5.500	09/01/27	3,172,700
6,135,000	(a)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)	5.000	06/15/33	6,589,845
1,115,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)	5.250	09/15/29	1,116,161
9,180,000		New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020E, (AMT)	0.850	12/01/25	8,935,091
2,600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A	5.000	07/01/29	2,647,348
3,200,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2024B	3.500	05/01/29	3,188,154
2,915,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2022I	2.750	04/01/25	2,915,000
5,000		New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	5.000	06/01/26	5,130
7,220,000		New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/28	7,372,343
1,645,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014BB-1	5.000	06/15/30	1,740,869
5,025,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/26	5,185,988
2,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	5.000	06/15/32	2,101,555
5,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A	5.000	06/15/26	5,115
5,045,000		North Brunswick Township, New Jersey, General Obligation Bonds, Series 2024A	5.000	07/08/25	5,070,401
4,000,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/25	4,008,408
5,125,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/27	5,273,017
5,490,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/28	5,709,480
14,205,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/29	14,726,380
3,580,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/34	3,674,575
2,385,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000	06/01/37	2,289,223
6,795,000		Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019	2.250	07/15/28	6,489,679
6,710,000		Union County, New Jersey, General Obligation Bonds, Series 2018	3.000	03/01/28	6,710,764

		TOTAL NEW JERSEY			139,679,128

		NEW MEXICO - 1.1%
13,620,000		Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, (Mandatory Put 10/01/26)	0.875	06/01/40	13,006,107
15,000,000		New Mexico Finance Authority, New Mexico, Transportation Revenue Bonds, State Transportation Commission, Refunding Senior Lien Series 2024A	5.000	06/15/27	15,707,855
12,010,000		New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Refunding Senior Lien, Series 2022A	5.000	06/15/26	12,327,082

128	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW MEXICO (continued)
$4,595,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, (Mandatory Put 8/01/25)	5.000%	08/01/49	$4,619,609
1,695,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D	2.800	07/01/34	1,486,927
2,140,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A	1.950	07/01/36	1,602,702
985,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	1.875	07/01/36	721,102
1,190,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024E	4.125	09/01/39	1,170,747
1,760,000		San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A	5.000	06/15/26	1,766,392
326,000	(b)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022	3.750	05/01/28	323,154

		TOTAL NEW MEXICO			52,731,677

		NEW YORK - 9.5%
10,000,000		Chautauqua County Capital Resource Corporation, New York, Facilities Revenue Bonds, NRG Energy Project Refunding Series 2020, (Mandatory Put 4/03/28)	4.250	04/01/42	10,123,280
1,725,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	5.000	09/01/27	1,784,668
5,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put 11/01/28)	1.800	05/01/48	4,690,514
8,600,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/30	8,721,511
4,405,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Mandatory Tender Series 2020B, (Mandatory Put 9/01/25)	0.850	09/01/50	4,354,241
11,850,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021	1.000	09/01/25	11,708,743
2,500,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)	3.000	09/01/49	2,428,922
5,020,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2	5.000	11/15/32	5,135,091
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2017C-1	5.000	11/15/26	5,166,388
2,250,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E	5.000	11/15/32	2,425,471
10,850,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1	5.250	11/15/29	10,963,800
685,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/25	686,261
1,065,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/26	1,066,636
1,500,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/27	1,502,085
10,020,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Green Series 2023A-2, (Mandatory Put 12/30/27)	3.700	05/01/63	10,045,645
10,200,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2, (Mandatory Put 1/01/26)	0.900	11/01/60	9,988,433
3,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-2, (Mandatory Put 7/03/28)	3.700	05/01/64	3,031,722

See Notes To Financial Statements	129

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$5,835,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B	2.000%	11/01/35	$4,564,900
3,170,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A	3.450	11/01/34	3,027,574
3,010,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B	2.550	11/01/34	2,581,825
825,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc., Short Term Auction Rate Series 1999 - AGM Insured	2.250	10/01/29	750,806
6,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1	5.000	02/01/34	6,070,501
8,845,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A	5.000	11/01/28	9,479,357
8,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000	11/01/27	8,437,813
5,125,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024G-1	5.000	05/01/27	5,354,305
4,665,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	5.000	05/01/29	5,030,674
1,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.000	05/01/28	1,595,063
2,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.000	05/01/29	2,156,773
1,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.000	05/01/30	1,637,099
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025F-1	5.000	11/01/28	5,358,596
6,600,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025F-1	5.000	11/01/29	7,166,685
2,740,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024D-1	5.000	11/01/27	2,889,951
4,350,000	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1	5.000	08/01/33	4,433,836
27,510,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series C-1	5.000	08/01/27	28,866,070
3,125,000	New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1	5.000	08/01/26	3,215,179
4,000,000	New York City, New York, General Obligation Bonds, Fiscal 2023 Series D	5.000	08/01/25	4,029,995
7,710,000	New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/27	8,090,054
12,500,000	New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/28	13,340,875
5,000,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, (Mandatory Put 7/01/25)	2.875	05/15/32	4,996,233
45,000,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, (AMT), (Mandatory Put 7/01/25)	3.000	05/15/32	44,979,939
2,460,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J	0.750	05/01/25	2,452,436
8,270,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2	0.750	11/01/25	8,113,604
2,290,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2, (Mandatory Put 11/01/26)	1.000	11/01/61	2,189,034

130	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$5,000,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2, (Mandatory Put 5/01/27)	1.100%	11/01/61	$4,747,527
9,470,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Green Series 2022A-2, (Mandatory Put 5/01/27)	2.500	11/01/60	9,269,097
7,415,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C	3.500	11/01/34	7,129,542
4,185,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H	2.100	11/01/35	3,301,035
8,000,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Green Series 2024C-2, (Mandatory Put 5/01/29)	3.600	11/01/63	8,023,566
6,675,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put 5/01/29)	3.800	11/01/62	6,681,933
1,835,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024B-2, (Mandatory Put 12/15/29)	3.350	12/15/54	1,835,375
9,775,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223	2.650	10/01/34	8,337,986
2,415,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225	2.000	10/01/35	1,871,232
3,460,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227	2.100	10/01/35	2,719,071
3,555,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231	2.000	10/01/33	2,858,695
9,990,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231	2.200	10/01/36	7,762,218
4,640,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 239	2.200	10/01/36	3,605,274
16,400,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 242	2.950	10/01/37	14,013,092
3,490,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	3,490,097
5,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/27	5,174,797
2,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/28	2,083,743
2,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/29	2,098,431
3,015,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.000	10/01/30	2,991,396
1,000,000	Oyster Bay, Nassau County, New York, General Obligation Bonds, Refunding Public Improvement Series 2022 - AGM Insured	5.000	08/01/27	1,054,631
3,105,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/26	3,188,034
10,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/27	10,414,236
4,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, (AMT)	5.000	10/15/33	4,064,641
4,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)	5.000	09/15/25	4,032,396
520,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/25	520,957
500,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/27	500,695

See Notes To Financial Statements	131

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$2,370,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000%	06/01/25	$2,374,611
2,220,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/26	2,258,473
2,200,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/28	2,297,559
1,245,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/32	1,322,634
15,000,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2023A	5.000	11/15/26	15,554,827
8,100,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond Certified Series 2022E-1	5.000	11/15/27	8,517,626
10,000,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Refunding Series 2022B	5.000	05/15/26	10,257,502
1,925,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A	5.000	06/01/26	1,961,844

	TOTAL NEW YORK			450,947,361

	NORTH CAROLINA - 0.9%
6,685,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, (Mandatory Put 6/15/27)	3.250	01/15/50	6,662,602
3,800,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series 2018C, (Mandatory Put 10/31/25)	3.450	01/15/48	3,807,278
5,490,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series 2018E, (Mandatory Put 10/31/25)	0.800	01/15/48	5,396,672
1,625,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	1,615,397
4,000,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory Put 1/15/26)	3.200	07/01/56	3,997,397
865,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42	2.450	07/01/34	734,430
2,785,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43	2.625	01/01/35	2,365,697
5,000,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47	2.000	07/01/36	3,773,154
1,630,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A	5.000	01/01/28	1,653,150
10,730,000	Raleigh, North Carolina, North Carolina, Limited Obligation Bonds, Series 2024	5.000	10/01/27	11,318,457

	TOTAL NORTH CAROLINA			41,324,234

	NORTH DAKOTA - 0.8%
2,335,000	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2024A	3.450	04/01/27	2,334,500
1,655,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/25	1,662,098
2,380,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/26	2,428,118
2,550,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/27	2,626,050
200,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/25	199,673
225,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	4.000	05/01/27	223,556
500,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/28	472,931

132	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NORTH DAKOTA (continued)
$400,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000%	05/01/29	$370,273
430,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/30	390,309
355,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/32	309,404
5,330,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2023C	5.000	05/01/32	5,478,159
670,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/29	698,034
530,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/30	555,445
555,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/31	584,210
580,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/32	612,469
610,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/33	645,030
6,235,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C	2.800	07/01/32	5,664,339
1,640,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C	3.000	07/01/34	1,483,802
2,500,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A	2.700	07/01/35	2,121,160
3,250,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B	2.100	07/01/35	2,567,942
3,600,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A	2.050	07/01/36	2,737,274
2,540,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2021B	2.300	07/01/36	1,979,635

	TOTAL NORTH DAKOTA			36,144,411

	OHIO - 3.9%
1,500,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/27	1,542,122
9,130,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/28	9,481,700
14,500,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/29	15,170,779
3,435,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/30	3,620,281
8,630,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/31	9,074,013
4,400,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/32	4,615,877
3,110,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/33	3,255,183
6,195,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/34	6,460,684
6,670,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/35	6,940,287
1,520,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/37	1,471,560

See Notes To Financial Statements	133

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$2,275,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000%	06/01/38	$2,182,477
1,015,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/39	962,210
1,000,000		Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/25	1,010,999
6,000,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, (AMT)	3.700	07/01/28	5,989,436
3,345,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, (AMT)	3.700	04/01/28	3,342,045
15,750,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, (AMT), (Mandatory Put 10/01/29)	2.500	08/01/40	14,628,356
10,000,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, (AMT), (Mandatory Put 10/01/29)	2.500	11/01/42	9,287,845
2,355,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, (Mandatory Put 10/01/29)	2.400	12/01/38	2,186,888
11,860,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, (AMT), (Mandatory Put 10/01/29)	2.600	06/01/41	11,063,492
20,250,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton Power & Light Company Project, Refunding Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/40	20,430,136
12,630,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke Energy Corporation Project, Refunding Series 2022A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/39	12,758,076
415,000	(b)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	3.750	01/15/28	415,052
1,330,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A	3.500	09/01/34	1,277,490
2,510,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B	2.800	09/01/34	2,194,789
1,470,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A	2.500	09/01/35	1,199,911
3,685,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A	2.050	09/01/36	2,788,158
2,920,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021C	2.250	09/01/36	2,290,918
1,625,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	3.800	09/01/35	1,593,255
1,655,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	3.850	03/01/36	1,605,688
1,500,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	3.850	09/01/36	1,444,105
6,260,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024B	4.100	09/01/39	6,145,845
1,850,000		Ohio State, General Obligation Bonds, Conservation Projects Refunding Series 2022A	4.000	09/01/27	1,904,831
2,505,000		Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2022B	4.000	03/01/27	2,564,940
3,545,000		Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2022C	4.000	09/01/27	3,650,068

134	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OHIO (continued)
$2,430,000	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2019C, (Mandatory Put 5/01/28)	2.750%	01/01/52	$2,381,446
5,000,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A	5.000	12/01/39	5,292,735

	TOTAL OHIO			182,223,677

	OKLAHOMA - 4.4%
1,000,000	Blaine County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series 2022	5.000	12/01/31	1,062,610
1,015,000	Blaine County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series 2022	5.000	12/01/32	1,079,744
1,270,000	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	4.000	09/01/25	1,275,253
1,600,000	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.000	09/01/27	1,532,181
5,000,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2023A	5.000	09/01/31	5,437,623
5,015,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023	5.000	09/01/27	5,234,651
4,400,000	Canadian County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Piedmont Public Schools Project, Series 2024	4.000	08/15/32	4,492,384
9,095,000	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021	4.000	06/01/27	9,271,428
8,005,000	Cleveland County Independent School District 2 Moore, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022	2.000	03/01/26	7,908,899
8,010,000	Cleveland County Independent School District 2 Moore, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022	2.000	03/01/27	7,748,083
7,525,000	Cleveland County Independent School District 29 Norman, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022	2.000	03/01/26	7,414,377
1,000,000	Clinton Public Works Authority, Oklahoma, Educational Facilities, Lease Revenue Bonds, Series 2022	5.000	10/01/27	1,035,703
1,000,000	Clinton Public Works Authority, Oklahoma, Educational Facilities, Lease Revenue Bonds, Series 2022	3.250	10/01/28	982,510
4,405,000	Cushing Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Cushing Public Schools Project, Series 2022	5.000	09/01/32	4,786,627
2,330,000	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A	5.000	09/01/26	2,385,323
310,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/25	312,013
200,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/26	204,553
450,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/27	466,942
520,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/29	544,753
560,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/30	583,871
1,100,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/31	1,142,939
860,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/32	891,645

See Notes To Financial Statements	135

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$1,305,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018	5.000%	09/01/31	$1,358,915
1,000,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018	5.000	09/01/32	1,042,655
1,305,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018	5.000	09/01/33	1,358,961
6,005,000	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022	5.000	09/01/25	6,041,008
5,045,000	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022	5.000	09/01/27	5,232,560
950,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/25	952,631
1,455,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/26	1,471,385
625,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/27	635,744
720,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/28	734,858
725,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/29	741,784
1,100,000	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016	5.000	09/01/27	1,131,228
1,125,000	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016	5.000	09/01/28	1,155,201
5,200,000	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2024	4.000	03/01/27	5,326,387
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Harrah Public Schools Project, Series 2024	5.000	09/01/28	1,054,975
590,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/26	595,012
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/27	1,016,957
1,195,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/28	1,213,865
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/29	1,017,809
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/30	1,016,129
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/31	1,035,706
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/32	1,029,455

136	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$3,650,000	Oklahoma County Independent School District 1 Putnam City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024	3.250%	04/01/26	$3,655,686
2,520,000	Oklahoma County Independent School District 12 Edmond, General Obligation Bonds, Combined Purpose Series 2024	4.000	03/01/26	2,545,067
4,850,000	Oklahoma County Independent School District 89 Oklahoma City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A	1.250	07/01/26	4,753,230
6,850,000	Oklahoma County Independent School District 89, Oklahoma City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2025A	1.000	07/01/27	6,498,320
5,000,000	Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax Series 2023	4.000	05/01/25	5,004,318
1,895,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/25	1,895,256
1,900,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/26	1,927,621
3,175,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/27	3,260,340
1,400,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/28	1,450,333
350,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/29	361,736
365,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A	2.650	09/01/35	306,654
7,500,000	Oklahoma Industries Authority, Educational Facilities Lease Revenue Bonds, Oklahoma City Public Schools Project Series 2024	5.000	04/01/27	7,788,905
1,600,000	Payne County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series 2024 - BAM Insured	5.000	09/01/25	1,611,921
2,000,000	Payne County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series 2024 - BAM Insured	5.000	09/01/26	2,051,963
260,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/28	264,829
400,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/29	408,063
350,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/30	357,178
255,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/31	260,341
380,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/32	390,951
545,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/26	550,006
1,290,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/28	1,312,029
725,000	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017	4.000	04/01/25	725,000
770,000	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017	4.000	04/01/26	770,627
715,000	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017	4.000	04/01/27	715,510
400,000	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020	3.000	11/01/31	382,420

See Notes To Financial Statements	137

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$500,000	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020	3.000%	11/01/32	$468,280
530,000	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020	3.000	11/01/33	490,709
1,990,000	Stephens County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series 2022	5.000	09/01/34	2,124,831
1,075,000	Stephens County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series 2022	5.000	09/01/35	1,140,745
1,110,000	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018	5.000	12/01/25	1,123,606
3,625,000	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A	1.000	03/01/26	3,559,153
8,750,000	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A	0.050	04/01/26	8,474,962
10,000,000	Tulsa County Independent School District 4, Tulsa County, Oklahoma, Combined Purpose Bixby Series 2024	4.000	07/01/26	10,091,267
10,730,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A	5.000	09/01/28	11,441,492
1,380,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A	5.000	09/01/25	1,390,454
12,800,000	Tulsa, Oklahoma, General Obligation Bonds, Series 2021	0.500	11/01/25	12,512,818
1,450,000	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019	4.000	09/01/27	1,471,549
300,000	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019	4.000	09/01/28	305,317
710,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/25	709,096
530,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/27	521,829
490,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/29	468,086
1,250,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/31	1,156,793
1,760,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/27	1,813,777

	TOTAL OKLAHOMA			209,470,405

	OREGON - 0.9%
1,305,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/25	1,310,859
1,085,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/26	1,114,037
1,000,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/27	1,047,848
2,390,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B	5.000	06/15/27	2,501,739
2,105,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B	5.000	06/15/28	2,199,539
1,200,000	Oregon Department of Transportation, Revenue Bonds, Grant Anticipation, Social 2024	5.000	05/15/27	1,255,384
11,585,000	Oregon Health and Science University, Revenue Bonds, Exchange Series 2021C, (Mandatory Put 2/01/29)	4.000	07/01/42	11,834,646

138	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON (continued)
$7,525,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2021A	2.050%	07/01/36	$5,721,662
8,000,000	(b)	Port of Morrow, Morrow County Oregon, Full Faith and Credit Obligations, Series 2024A	5.150	10/01/26	8,006,991
2,500,000		Portland, Oregon, Water System Revenue Bonds, Refunding Second Lien Series 2024A	5.000	05/01/27	2,614,443
2,750,000		Portland, Oregon, Water System Revenue Bonds, Refunding Second Lien Series 2024A	5.000	05/01/28	2,929,309

		TOTAL OREGON			40,536,457

		PENNSYLVANIA - 3.8%
5,410,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/26	5,488,570
2,735,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/25	2,735,000
2,055,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/26	2,091,109
4,435,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/27	4,587,499
1,513,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	1,631,592
19,483,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	18,883,060
10,137,000	(d)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	7,486,538
3,175,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	3,250,041
1,000,000		Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018	5.000	07/15/25	1,005,457
3,775,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	3,354,576
1,525,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 -AGM Insured	4.000	06/01/39	1,431,397
390,000		Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A	3.000	09/01/29	388,235
5,210,000		Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B	2.625	02/15/27	5,155,901
4,565,000		Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019	4.000	11/15/30	4,679,222
8,065,000		Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	7,175,495
6,420,000		Montgomery County Industrial Development Authority, Pennsylvania, Facilities Revenue Bonds, Constellation Energy Generation LLC Project, Refunding Series 2023A, (Mandatory Put 4/03/28)	4.100	04/01/53	6,557,922
504,166	(e)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2	2.200	06/30/27	221,833
277,700	(e)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, (cash 5.000%, PIK 5.000%)	0.900	06/30/27	49,986
15,000,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put 11/02/26)	1.100	06/01/31	14,301,936

See Notes To Financial Statements	139

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	PENNSYLVANIA (continued)
$3,750,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, (Mandatory Put 12/01/26)	0.950%	12/01/33	$3,579,821
3,750,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, (AMT), (Mandatory Put 8/01/25)	4.250	08/01/37	3,749,310
1,270,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122	3.250	10/01/28	1,266,176
2,270,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B	3.450	10/01/32	2,252,705
6,135,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B	3.200	10/01/32	5,854,854
3,390,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, (AMT)	3.000	04/01/27	3,329,212
3,345,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, (AMT)	3.050	10/01/27	3,274,292
8,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, (AMT)	3.400	10/01/32	8,157,944
1,035,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, (AMT)	3.650	10/01/32	980,365
2,555,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129	2.950	10/01/34	2,257,968
7,070,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	2.500	10/01/34	6,005,773
4,850,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A	2.300	10/01/35	3,941,361
10,010,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.250	10/01/36	7,836,012
3,620,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	3.950	04/01/35	3,588,854
9,000,000	Pennsylvania State, General Obligation Bonds, First Refunding Series 2023	5.000	09/01/27	9,467,192
5,000,000	Pennsylvania State, General Obligation Bonds, First Series 2024	5.000	08/15/30	5,501,605
4,420,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2	5.000	06/01/29	4,508,844
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/25	1,011,031
850,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/26	875,641
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/27	1,041,522
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/28	1,054,612
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/29	1,065,544
5,400,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C, (AMT)	5.000	07/01/25	5,424,579
750,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	3.375	06/01/26	731,263
2,550,000	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	5.000	11/01/25	2,567,217
1,150,000	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A	4.000	07/01/25	1,150,127

140	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$1,200,000		Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A	5.000%	07/01/27	$1,230,739

		TOTAL PENNSYLVANIA			182,179,932

		PUERTO RICO - 3.6%
4,600,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	5.000	07/01/25	4,616,415
2,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	5.000	07/01/33	2,595,654
2,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/25	2,508,921
3,700,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/30	3,835,400
2,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	2,568,651
325,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	5.000	07/01/25	326,160
935,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	968,933
3,880,000	(a)	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre- refunded 11/15/26)	3.550	11/15/30	3,902,624
30,711,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	28,175,653
37,062,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	31,400,120
30,119,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	23,618,483
10,664,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	7,660,726
636,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	632,472
105,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	34,449
5,927,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	5,781,547
14,633,982		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	14,699,684
17,234,053		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	17,849,929
13,640,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	14,619,203
1,696,601		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	1,865,332
1,496,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	1,026,901
842,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	825,154
634,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	606,307

		TOTAL PUERTO RICO			170,118,718

		RHODE ISLAND - 0.7%
310,000		Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D - BAM Insured	5.000	05/15/25	310,739
3,440,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70	2.800	10/01/34	3,003,178
14,005,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A	2.050	10/01/36	10,570,819
9,795,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2022 Series 76A	2.350	10/01/36	7,647,970

See Notes To Financial Statements	141

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	RHODE ISLAND (continued)
$3,070,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A	2.100%	10/01/35	$2,398,388
5,000,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 74	2.125	10/01/36	3,817,330
1,230,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A	2.300	10/01/35	976,466
3,750,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2015B	4.500	06/01/45	3,750,022

	TOTAL RHODE ISLAND			32,474,912

	SOUTH CAROLINA - 0.6%
455,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2017	5.000	11/01/26	468,369
6,000,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)	5.250	10/01/54	6,365,921
1,140,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B	2.650	07/01/34	982,767
2,830,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B	2.000	07/01/35	2,205,387
6,105,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A	1.850	07/01/36	4,507,982
595,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2023A	4.450	07/01/38	596,230
2,990,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024B	4.000	07/01/39	2,872,229
11,025,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, International Paper Company Project, Refunding Environmental Improvement Series 2023A, (AMT), (Mandatory Put 4/01/26)	4.000	04/01/33	11,059,461

	TOTAL SOUTH CAROLINA			29,058,346

	SOUTH DAKOTA - 0.3%
3,060,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A	1.900	11/01/36	2,250,493
5,000,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B	1.850	11/01/36	3,606,639
7,310,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2022B	2.300	11/01/37	5,681,002
1,165,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2022C	4.125	11/01/37	1,146,721
2,275,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	4.000	11/01/37	2,222,694

	TOTAL SOUTH DAKOTA			14,907,549

	TENNESSEE -0.9%
3,650,000	Hamilton County, Tennessee, General Obligation Bonds, Refunding Series 2024B	5.000	05/01/30	4,010,668
2,335,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2019	5.000	11/15/32	2,450,602
2,810,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2019	5.000	11/15/33	2,935,907
795,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/26	812,598
700,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/27	725,587
1,030,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/28	1,076,971
10,800,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, (Mandatory Put 9/01/28)	4.000	12/01/51	10,847,246
1,640,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A, (Mandatory Put 12/01/30)	5.500	10/01/53	1,725,101
840,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C	3.850	07/01/32	840,024

142	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TENNESSEE (continued)
$2,890,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1	3.400%	07/01/34	$2,743,631
3,050,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2	2.800	07/01/34	2,675,592
610,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A	2.100	07/01/35	481,983
1,835,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1	2.050	07/01/36	1,396,814
2,285,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2	2.000	07/01/37	1,699,190
3,345,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-3	2.050	07/01/36	2,543,383
900,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2022-2	4.050	07/01/37	888,850
1,665,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)	3.500	01/01/56	1,665,099
2,130,000	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)	4.000	11/01/49	2,134,359

	TOTAL TENNESSEE			41,653,605

	TEXAS - 6.8%
1,445,000	Arlington, Texas, Water and Wastewater System Revenue Bonds, Refunding Improvement Series 2024	5.000	06/01/26	1,483,638
1,660,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/26	1,665,566
1,290,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/27	1,299,059
1,920,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/29	1,924,725
2,295,000	Austin, Texas, General Obligation Bonds, Refunding & Public Improvement Series 2023	5.000	09/01/26	2,367,211
2,280,000	Austin, Texas, General Obligation Bonds, Refunding & Public Improvement Series 2023	5.000	09/01/27	2,399,449
1,000,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Forward Delivery Series 2023	5.000	11/15/26	1,035,373
12,015,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2024B	5.000	08/15/29	13,060,604
7,010,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2025A	5.000	08/15/28	7,504,742
10,055,000	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C	5.000	01/01/27	10,192,373
6,875,000	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2025	5.000	02/15/29	7,404,611
6,430,000	Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/26	6,615,915
6,810,000	Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	7,092,763
6,060,000	Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2024B	5.000	02/15/27	6,311,636
3,525,000	Fort Bend County, Texas, General Obligation Bonds, Tax Road Series 2024	5.000	03/01/28	3,731,670
9,570,000	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2015	4.000	02/15/32	9,571,813
5,180,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, (Mandatory Put 12/01/26)	5.000	06/01/32	5,333,824
10,085,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, (Mandatory Put 12/01/26)	5.000	07/01/49	10,384,482
3,240,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022B, (Mandatory Put 12/01/28)	5.000	06/01/50	3,432,087

See Notes To Financial Statements	143

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$8,275,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2024C, (Mandatory Put 7/01/29)	5.000%	07/01/54	$8,836,488
2,540,000		Harris County, Texas, Road Revenue Bonds, Refunding, Series 2024A	5.000	09/15/27	2,672,615
2,500,000		Harris County, Texas, Road Revenue Bonds, Refunding, Series 2024A	5.000	09/15/28	2,674,100
1,705,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2024A	5.000	08/15/26	1,756,067
2,530,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2024A	5.000	08/15/27	2,657,263
5,730,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/33	5,981,901
3,000,000		Houston, Texas, Combined Utility System Revenue Bonds, Combined First Lien Series 2024A	5.000	11/15/26	3,106,603
2,180,000		Houston, Texas, General Obligation Bonds, Public Improvement and Refunding Series 2024B	5.000	03/01/26	2,224,242
8,840,000		Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2016A	5.000	03/01/27	8,998,505
3,125,000		Irving Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/36	3,433,150
3,285,000		Irving Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/37	3,584,682
5,055,000		Irving, Dallas County, Texas, General Obligation Bonds, Series 2024	5.000	09/15/28	5,408,749
6,055,000		Irving, Dallas County, Texas, General Obligation Bonds, Series 2024	5.000	09/15/29	6,568,864
1,300,000		Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2023A	5.000	05/15/26	1,331,729
7,250,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, (AMT)	4.250	05/01/30	7,430,463
2,175,000	(b)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31	2,168,742
3,750,000		Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)	4.250	06/01/48	3,758,426
3,570,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2023A	5.000	01/01/27	3,703,317
3,200,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A	5.000	01/01/27	3,248,736
5,000,000		Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, School Building Series 2015A	4.000	02/15/32	5,000,947
8,685,000		Plano Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2025	5.000	02/15/28	9,199,284
7,000,000		Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Christian University Project, Refunding & Improvement Series 2024	5.000	03/15/35	7,893,760
1,750,000		San Antonio, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2024	5.000	02/01/30	1,908,123
1,750,000		San Antonio, Texas, Combination Tax and Revenue Certificates of Obligation, Taxable Series 2024	5.000	02/01/32	1,946,040
8,955,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)	5.000	11/15/52	9,118,014
2,475,000		Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2019A	3.500	07/01/34	2,372,449
4,830,000		Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2024C	4.100	01/01/39	4,770,936
3,405,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A	1.850	09/01/36	2,469,601
5,000,000		Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)	5.500	01/01/54	5,301,038

144	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$15,000,000	Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)	5.500%	01/01/54	$16,472,183
6,665,000	Texas Municipal Gas Acquisition and Supply Corporation V, Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put 1/01/34)	5.000	01/01/55	7,088,012
2,000,000	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.000	12/31/33	2,101,101
2,900,000	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.000	06/30/34	3,045,095
3,025,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/30	3,066,496
4,005,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/31	4,042,624
5,000,000	Texas State University System, Financing Revenue Bonds, Refunding Series 2024	5.000	03/15/26	5,104,097
3,155,000	Texas State University System, Financing Revenue Bonds, Refunding Series 2024	5.000	03/15/27	3,281,240
7,500,000	Texas State, General Obligation Bonds, Texas Transportation Commission, Mobility Fund Refunding Series 2024	5.000	10/01/31	8,355,585
13,330,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015A	5.000	10/01/32	13,436,804
10,000,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015B	5.000	10/01/36	10,060,335
5,315,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2024C	5.000	08/15/31	5,845,111
4,000,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/26	4,089,747
4,355,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/28	4,627,405

	TOTAL TEXAS			322,952,210

	UTAH - 0.6%
2,750,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 2022A	5.000	07/01/27	2,859,623
1,100,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/26	1,121,904
1,200,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/27	1,241,225
1,100,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/28	1,150,163
1,635,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/29	1,726,425
1,470,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/30	1,565,634
5,115,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)	5.000	05/15/60	5,199,980
3,605,000	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E	4.050	07/01/39	3,519,382
700,000	Utah Telecommunication Open Infrastructure Agency, Utah, Revenue Bonds, Refunding Sales Tax and Telecommunication Series 2022	5.000	06/01/26	714,900
1,500,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2024	5.000	06/15/30	1,648,546
1,125,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2024	5.000	06/15/31	1,251,294
1,375,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2024	5.000	06/15/32	1,542,498
3,190,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Series 2024	5.000	06/15/30	3,497,834

	TOTAL UTAH			27,039,408

See Notes To Financial Statements	145

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	VERMONT - 0.1%
$1,155,000	Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A	2.200%	11/01/36	$895,348
2,875,000	Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series 2024C	4.125	11/01/39	2,833,969

	TOTAL VERMONT			3,729,317

	VIRGINIA - 1.2%
2,700,000	Alexandria Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, 431 S Columbus St Block 4, Series 2024A, (Mandatory Put 12/01/25)	3.400	12/01/54	2,702,368
4,525,000	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series 2002, (AMT)	1.450	04/01/27	4,278,594
1,500,000	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, (Mandatory Put 5/28/27)	3.800	12/01/41	1,516,515
5,265,000	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien Bond Anticipation Notes Series 2023A	5.000	07/01/27	5,518,161
7,530,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2019A	5.000	12/01/26	7,814,589
5,350,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2023A	5.000	12/01/35	5,962,959
1,800,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-3	4.000	10/01/39	1,726,908
2,720,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-4	4.100	07/01/40	2,650,289
1,300,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	3.625	06/01/29	1,295,053
25,095,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, (Mandatory Put 9/02/25)	0.750	10/01/40	24,671,303

	TOTAL VIRGINIA			58,136,739

	WASHINGTON - 1.3%
3,730,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, (AMT)	5.000	10/01/28	3,791,482
6,500,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT)	5.000	07/01/27	6,751,928
3,750,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT)	5.000	07/01/28	3,945,761
4,275,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT)	5.000	07/01/31	4,605,687
3,410,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)	5.000	08/01/49	3,416,014
6,145,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B	5.000	08/15/27	6,179,705
1,625,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/25	1,641,386
2,910,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/26	2,999,032
3,055,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/27	3,181,176
2,360,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/28	2,489,858
3,755,000	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N	2.000	12/01/36	2,798,183
1,500,000	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-2N	2.250	12/01/36	1,168,894
3,654,326	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A	3.500	12/20/35	3,360,947
8,430,000	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Series R-2020D	5.000	07/01/26	8,668,948

146	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$5,000,000		Washington State, General Obligation Bonds, Various Purpose Refunding Series 2025B	5.000%	07/01/29	$5,417,017

		TOTAL WASHINGTON			60,416,018

		WEST VIRGINIA - 0.8%
2,500,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, (Mandatory Put 6/15/28)	3.375	03/01/40	2,480,922
7,095,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, (Mandatory Put 12/15/25)	0.625	12/01/38	6,937,840
6,875,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)	1.000	01/01/41	6,776,063
10,055,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, (Mandatory Put 6/01/25)	3.750	12/01/42	10,060,136
1,000,000	(b)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	1,024,343
9,335,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company -Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory Put 6/18/27)	3.000	06/01/37	9,145,150
2,120,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A	5.000	09/01/27	2,122,327
1,000,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A	5.000	09/01/28	1,001,012

		TOTAL WEST VIRGINIA			39,547,793

		WISCONSIN - 2.5%
1,385,000		Dodge County, Wisconsin, General Obligation Bonds, Refunding Series 2022A	3.000	03/01/26	1,383,643
2,460,000		Madison Metropolitan School District, Dane County, Wisconsin, General Obligation Bonds, School Building & Facility Improvement Series 2023	4.000	03/01/36	2,483,831
6,435,000		Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series 2023A	5.000	10/01/26	6,652,984
9,750,000		Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2020A	3.750	10/01/27	9,848,356
3,665,000		Milwaukee Area Technical College District, Wisconsin, General Obligation Promissory Notes, Series 2023-24C	5.000	06/01/26	3,760,439
10,030,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/26)	3.300	10/01/46	10,032,786
12,310,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, (Mandatory Put 6/01/26)	1.100	07/01/29	11,900,206
4,000,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-4, (Mandatory Put 6/01/26)	1.100	04/01/33	3,861,130
2,250,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.050	11/01/30	2,224,725
5,000,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	4,968,554
7,065,000		University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Sustainability Series 2002B, (Mandatory Put 10/01/31)	5.000	04/01/54	7,688,421
3,830,000		Waushara County, Wisconsin Note Anticipation Notes, Series 2022A	4.500	06/01/27	3,837,123
4,015,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, (Mandatory Put 7/29/26)	5.000	08/15/54	4,101,340

See Notes To Financial Statements	147

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WISCONSIN (continued)
$5,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, (Mandatory Put 2/15/27)	5.000%	02/15/51	$5,091,467
1,770,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C	2.200	03/01/31	1,571,253
1,785,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C	2.200	09/01/31	1,566,897
4,950,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C	2.500	09/01/34	4,212,550
2,960,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023B, (Mandatory Put 11/01/26)	3.750	05/01/54	2,961,146
1,745,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)	3.875	11/01/54	1,751,243
6,000,000	Wisconsin State, General Obligation Bonds, Refunding Forward Delivery Series 2025-2	5.000	05/01/27	6,278,393
2,205,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-2	5.000	05/01/27	2,307,309
9,750,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-2	5.000	05/01/28	10,400,615
10,000,000	Wisconsin State, General Obligation Bonds, Refunding Series 2025-3	5.000	05/01/30	10,998,061

	TOTAL WISCONSIN			119,882,472

	WYOMING - 0.6%
20,555,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006	1.700	07/15/26	19,955,997
2,510,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3	2.450	12/01/34	2,111,061
1,310,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1	2.625	12/01/35	1,092,436
2,575,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2	2.100	12/01/35	1,990,677
5,375,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3	2.000	12/01/36	4,005,389

	TOTAL WYOMING			29,155,560

	TOTAL MUNICIPAL BONDS (Cost $4,740,483,723)			4,609,537,260

	TOTAL LONG-TERM INVESTMENTS (Cost $4,740,483,723)			4,609,537,260

	BORROWINGS - (0.7)% (f)			(35,013,850)

	OTHER ASSETS & LIABILITIES, NET - 3.1%			150,368,694

	NET ASSETS - 100%			$4,724,892,104

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

(a)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $105,874,712 or 2.3% of Total Investments.

(c)	When-issued or delayed delivery security.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f)	Borrowings as a percentage of Total Investments is 0.8%.

148	See Notes To Financial Statements

Portfolio of Investments March 31, 2025

Short Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 99.3%
	MUNICIPAL BONDS - 99.3%
	ALABAMA - 5.3%
$4,170,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)	4.000%	12/01/49	$4,183,246
2,000,000	Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D	5.000	11/01/27	2,064,001
1,000,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2023 Sub B-1	5.000	06/01/27	1,031,282
1,600,000	Energy Southeast Cooperative District, Alabama, Energy Supply Revenue Bonds, Fixed Rate Series 2023B-1	5.500	11/01/27	1,672,747
1,000,000	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.000	10/01/27	1,042,396
2,965,000	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, (Mandatory Put 12/01/25)	4.000	12/01/50	2,971,835
1,795,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, (Mandatory Put 6/26/25)	1.000	06/01/34	1,783,791
1,500,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A	5.000	04/01/28	1,560,894
1,500,000	Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/27	1,532,772
1,270,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1	5.000	12/01/26	1,298,155
1,000,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1	5.000	08/01/25	1,004,821
1,580,000	Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B	5.000	01/01/28	1,623,001

	TOTAL ALABAMA			21,768,941

	ALASKA - 0.7%
815,000	Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	3.250	12/01/27	815,160
1,000,000	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2024A	5.000	12/01/27	1,050,295
1,000,000	Alaska State, General Obligation Bonds, Refunding Series 2024B	5.000	08/01/27	1,050,451

	TOTAL ALASKA			2,915,906

	ARIZONA - 3.4%
650,000	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	650,984
530,000	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	528,131
2,395,000	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	2,453,986
1,000,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, (Mandatory Put 3/31/26)	3.750	03/01/39	999,606
630,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2017, Series 2023D	5.000	07/01/26	647,308
505,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2017, Series 2023D	5.000	07/01/27	529,621
310,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2017, Series 2023D	5.000	07/01/28	331,117
7,550,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put 5/15/26)	5.000	01/01/46	7,705,650

	TOTAL ARIZONA			13,846,403

See Notes To Financial Statements	149

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA - 3.8%
$1,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E-1	5.000%	09/01/27	$1,037,413
1,750,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024B	5.000	12/01/27	1,805,331
1,550,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2022A, (AMT), (Mandatory Put 10/01/25)	4.125	10/01/41	1,551,246
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Green Series 2025A, (AMT)	5.000	05/15/29	2,106,918
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, (AMT)	5.000	05/15/27	2,033,873
1,000,000		Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2024	5.000	06/26/25	1,004,514
1,160,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2020C, (AMT)	5.000	07/01/25	1,165,455
2,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/26	2,049,225
2,735,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019H, (AMT)	5.000	05/01/25	2,739,213

		TOTAL CALIFORNIA			15,493,188

		COLORADO - 7.6%
655,000	(a)	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020	3.375	12/01/26	640,315
100,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021	4.000	05/01/26	99,659
620,000	(b)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019B, (Pre-refunded 11/19/26)	5.000	11/15/49	638,772
1,760,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2016C, (Mandatory Put 11/15/26)	5.000	11/15/36	1,813,479
500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/26	512,971
2,265,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)	5.000	08/01/49	2,299,648
13,820,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022A, (Mandatory Put 8/17/26)	5.000	05/15/62	14,156,253
2,300,000		Colorado Housing and Finance Authority, Multi Family Project Bonds, Class I Series 2025C-2	3.350	07/01/28	2,300,520
2,000,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.000	11/15/25	2,022,338
3,500,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.250	11/15/26	3,607,737
2,055,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/27	2,135,864
290,000		Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2022A - BAM Insured	5.000	12/01/26	298,755
100,000		Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A - BAM Insured	5.000	12/01/25	101,266
510,000		Ravenna Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2023 - AGM Insured	5.000	12/01/27	529,804

		TOTAL COLORADO			31,157,381

150	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONNECTICUT - 1.6%
$630,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	3.200%	05/15/28	$631,637
650,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	3.200	11/15/28	651,492
550,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025B-2, (Mandatory Put 5/15/28)	3.300	05/15/60	548,691
1,175,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Forward Delivery Series 2021C	5.000	01/01/27	1,221,539
3,340,000		University of Connecticut, General Obligation Bonds, Refunding Series 2023A	5.000	08/15/27	3,507,221

		TOTAL CONNECTICUT			6,560,580

		DELAWARE -0.3%
225,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.250	07/01/27	225,144
205,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.300	01/01/28	205,295
590,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.350	07/01/28	590,675
430,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.400	01/01/29	431,009

		TOTAL DELAWARE			1,452,123

		DISTRICT OF COLUMBIA - 2.2%
6,005,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, (AMT)	5.000	10/01/26	6,162,004
1,700,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2022A, (AMT)	5.000	10/01/25	1,714,945
1,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/25	1,008,791

		TOTAL DISTRICT OF COLUMBIA			8,885,740

		FLORIDA - 2.8%
3,000,000		Broward County School Board, Florida, Certificates of Participation, Series 2015A	5.000	07/01/25	3,015,169
1,700,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	1,765,438
1,035,000		Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/25	1,044,921
500,000		Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New Administrative Building Series 2023A	5.000	03/01/27	521,335
2,600,000		Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT)	5.000	10/01/26	2,666,057
2,510,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, (Mandatory Put 11/15/26)	5.000	11/15/52	2,586,268

		TOTAL FLORIDA			11,599,188

		GEORGIA - 2.0%
1,345,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/25	1,351,088
2,045,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2021A, (Mandatory Put 9/01/27)	4.000	07/01/52	2,062,322
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023A	5.000	06/01/26	1,017,022
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023A	5.000	06/01/27	1,027,700
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023D	5.000	12/01/26	1,023,962
250,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A	5.000	12/01/26	256,481
500,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A	5.000	12/01/27	519,287

See Notes To Financial Statements	151

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$755,000		Wayne County School District, Georgia, General Obligation Sales Tax Bonds, Series 2023	5.250%	09/01/27	$797,849

		TOTAL GEORGIA			8,055,711

		HAWAII - 0.5%
2,080,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2023C	5.000	07/01/28	2,197,134

		TOTAL HAWAII			2,197,134

		ILLINOIS - 7.9%
425,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A	0.000	12/01/25	414,111
4,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2024C	5.000	01/01/27	4,114,094
1,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2016A	5.000	01/01/26	1,015,046
3,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023C	5.000	01/01/27	3,070,143
545,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/26	553,200
1,165,000		Cook County School District 78 Rosemont, Illinois, General Obligation Bonds, Series 2020 - AGM Insured	5.000	12/01/26	1,197,873
815,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A	5.000	11/15/25	824,103
1,000,000		Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2019, (Mandatory Put 11/03/25)	4.250	11/01/44	1,002,847
400,000		Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020	5.000	10/01/25	402,605
1,185,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022B-1, (Mandatory Put 8/15/25)	5.000	08/15/52	1,187,147
4,365,000		Illinois State, General Obligation Bonds, May Refunding Series 2023D	5.000	07/01/25	4,385,485
310,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/25	313,369
85,000		Illinois State, General Obligation Bonds, November Series 2017D	3.250	11/01/26	84,930
2,820,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/26	2,900,206
850,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	886,311
25,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	25,982
2,000,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/26	2,031,105
1,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/28	1,054,355
1,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/29	1,067,229
2,280,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2021C	5.000	06/15/27	2,367,992
500,000		University of Illinois, Health Services Facilities System Revenue Bonds, Refunding Series 2023	5.000	10/01/27	520,407
525,000		University of Illinois, Health Services Facilities System Revenue Bonds, Refunding Series 2023	5.000	10/01/28	551,937
1,010,000	(b)	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2005 - NPFG Insured, (ETM)	0.000	11/01/25	990,769
1,085,000		Will County School District 86, Joliet, Illinois, General Obligation Bonds, School Series 2023 - BAM Insured	5.000	03/01/26	1,104,643
700,000		Will County School District 86, Joliet, Illinois, General Obligation Bonds, School Series 2023 - BAM Insured	5.000	03/01/28	734,432

		TOTAL ILLINOIS			32,800,321

152	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA - 1.2%
$500,000		Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023	5.000%	07/15/26	$513,126
500,000		Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023	5.000	07/15/27	522,054
505,000		Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023	5.000	01/15/28	531,324
1,400,000		Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2021	5.000	01/15/26	1,423,412
700,000		Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2021A	5.000	07/01/26	713,421
400,000		Mount Vernon of Hancock County Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2022	5.000	01/15/27	413,625
1,000,000		Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Series 2015, (AMT), (Mandatory Put 9/01/28)	4.250	09/01/55	1,004,867

		TOTAL INDIANA			5,121,829

		IOWA - 0.0%
115,000		Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021	4.000	09/01/25	114,170

		TOTAL IOWA			114,170

		KANSAS - 0.4%
650,000		Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2024-02 - BAM Insured	5.000	06/15/28	662,853
1,055,000		Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A	5.000	09/01/26	1,062,403

		TOTAL KANSAS			1,725,256

		KENTUCKY - 2.1%
740,000		Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund, First Refunding Series 2024A	5.000	09/01/26	762,658
560,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 128, Series 2023A	5.000	11/01/27	589,931
1,055,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 130, Series 2024B	5.000	11/01/25	1,067,618
455,000	(c)	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 132, Refunding Series 2025B	5.000	04/01/30	495,363
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B	5.000	08/01/28	1,039,150
3,500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, (Mandatory Put 2/01/28)	4.000	02/01/50	3,512,815
1,000,000		Trimble County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project Series 2023A, (AMT), (Mandatory Put 6/01/27)	4.700	06/01/54	1,009,006

		TOTAL KENTUCKY			8,476,541

		LOUISIANA - 2.2%
3,300,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Insurance Assessment Revenue Bonds, Louisiana Insurance Guaranty Association Project, Series 2022B	5.000	08/15/25	3,322,813
3,250,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Insurance Assessment Revenue Bonds, Louisiana Insurance Guaranty Association Project, Series 2022B	5.000	08/15/26	3,335,383
1,480,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, (Mandatory Put 7/01/26)	4.050	06/01/37	1,490,554

See Notes To Financial Statements	153

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LOUISIANA (continued)
$1,035,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017C, (Mandatory Put 7/03/28)	3.300%	06/01/37	$1,027,746

	TOTAL LOUISIANA			9,176,496

	MARYLAND - 0.2%
1,000,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2024	5.000	02/01/27	1,041,058

	TOTAL MARYLAND			1,041,058

	MASSACHUSETTS - 3.0%
225,000	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, (Mandatory Put 7/01/25)	0.450	07/01/41	222,945
880,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B, (AMT)	5.000	07/01/25	884,028
1,850,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M Senior Series 2022B, (AMT)	5.000	07/01/25	1,858,420
1,950,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)	5.000	07/01/27	2,005,044
1,075,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Taxable Senior Series 2021B, (AMT)	5.000	07/01/25	1,079,893
500,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2023A-3	3.050	12/01/27	496,287
750,000	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024B3	3.400	12/01/27	749,447
5,000,000	Massachusetts Port Authority, Revenue Bonds, Series 2019A, (AMT)	5.000	07/01/26	5,104,498

	TOTAL MASSACHUSETTS			12,400,562

	MICHIGAN - 1.4%
1,000,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2024A-1	5.000	07/21/25	1,005,753
635,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	636,303
1,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30	1,007,796
3,020,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Series 2019, (AMT), (Mandatory Put 10/01/27)	3.350	10/01/49	2,994,422

	TOTAL MICHIGAN			5,644,274

	MINNESOTA - 5.3%
145,000	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. ? Orchard Path Phase II Project, Series 2021	4.000	09/01/25	144,781
690,000	Becker Independent School District 726, Minnesota, General Obligation Bonds, School Building Series 2022A	0.000	02/01/26	670,550
1,130,000	Eastern Carver County Independent School District 112, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2025A	5.000	02/01/28	1,196,710
1,100,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A	4.375	08/01/29	1,099,386
460,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.000	07/01/33	460,432
610,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	641,662
1,315,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A	5.000	11/15/25	1,329,362
1,530,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	01/01/26	1,555,080
2,015,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/26	2,044,264
5,000,000	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	5,046,464

154	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MINNESOTA (continued)
$1,240,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2020A	5.000%	08/01/25	$1,249,423
750,000	Moorhead, Minnesota, General Obligation Bonds, Improvement Series 2022A	5.000	02/01/26	763,713
250,000	Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A	2.000	12/15/25	247,344
425,000	New London Economic Development Authority, Minnesota, Lease Revenue Bonds, SWWC Service Cooperative Lease With Option to Purchase Project, Public Series 2023	5.000	02/01/26	429,712
500,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2016	5.000	01/01/26	507,299
2,015,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A	5.000	05/01/27	2,065,526
170,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A	2.000	09/01/26	164,385
175,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/27	181,249
300,000	Shakopee Independent School District 720, Scott County, Minnesota, Certificates of Participation, Series 2021B	4.000	02/01/26	301,601
1,225,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A - NPFG Insured	0.000	01/01/26	1,192,736
400,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	3.000	08/01/25	398,437

	TOTAL MINNESOTA			21,690,116

	MISSISSIPPI - 0.8%
1,015,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/28	1,069,155
1,410,000	Mississippi Development Bank, Special Obligation Bonds, Municipal Energy Agency of Mississippi, Power Supply Project, Refunding Series 2015A - AGM Insured	5.000	03/01/28	1,429,275
1,000,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/16/25)	1.600	08/01/27	994,787

	TOTAL MISSISSIPPI			3,493,217

	MISSOURI - 2.7%
1,000,000	Kansas City Planned Industrial Expansion Authority, Missouri, Multifamily Housing Revenue Bonds, The Depot on Old Santa Fe Series 2023, (Mandatory Put 7/01/27)	5.000	07/01/45	1,029,895
125,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900	09/01/33	111,407
1,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900	09/01/33	891,257
2,500,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, (Mandatory Put 5/01/26)	4.000	05/01/51	2,526,340
250,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021	5.000	02/15/26	251,715
285,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	3.200	11/01/26	284,984
500,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	3.250	05/01/27	500,254
300,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	3.300	11/01/27	300,299
500,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022	5.000	12/01/26	516,908

See Notes To Financial Statements	155

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$630,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000%	11/15/26	$632,058
1,120,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2022, (AMT)	5.000	07/01/25	1,125,211
1,170,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2022, (AMT)	5.000	07/01/26	1,195,175
1,630,000		Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/26	1,659,648

		TOTAL MISSOURI			11,025,151

		MONTANA - 0.2%
365,000	(c)	Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	3.200	06/01/29	364,245
370,000	(c)	Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	3.250	12/01/29	368,938

		TOTAL MONTANA			733,183

		NEBRASKA - 1.0%
175,000		Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2020A	5.000	11/15/25	176,857
2,710,000		Metropolitan Utilities District of Omaha, Nebraska, Gas System Revenue Bonds, Series 2023	5.000	12/01/26	2,809,273
1,155,000		Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2022B	5.000	12/15/27	1,169,574

		TOTAL NEBRASKA			4,155,704

		NEVADA - 0.4%
1,335,000		Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018B - AGM Insured	5.000	06/15/27	1,397,414
365,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021	2.000	06/01/25	363,576

		TOTAL NEVADA			1,760,990

		NEW HAMPSHIRE - 0.4%
1,105,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory Put 8/03/27)	3.300	06/01/40	1,108,335
500,000		New Hampshire Housing Finance Authority, Multi-Family Housing Revenue Bonds, Series 2024-2	3.150	07/01/27	498,890

		TOTAL NEW HAMPSHIRE			1,607,225

		NEW JERSEY - 1.5%
1,175,000		Cherry Hill Township School District, Camden County, New Jersey, General Obligation Bonds, Series 2022	3.000	08/01/25	1,174,983
500,000		New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)	3.750	11/01/34	498,194
600,000		New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2022A, (AMT)	5.000	12/01/25	605,806
1,275,000		New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	12/01/26	1,304,720
2,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A	5.000	06/15/26	2,557,672

		TOTAL NEW JERSEY			6,141,375

		NEW MEXICO - 1.1%
3,510,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, (Mandatory Put 8/01/25)	5.000	08/01/49	3,528,798
1,000,000	(b)	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, (Pre- refunded 5/01/25), (Mandatory Put 5/01/25)	5.000	11/01/39	1,001,362

		TOTAL NEW MEXICO			4,530,160

156	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK - 3.5%
$2,625,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1	5.000%	11/01/27	$2,768,657
1,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000	11/01/27	1,054,727
1,285,000		New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1	5.000	08/01/25	1,294,636
1,875,000		New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1	5.000	08/01/26	1,929,107
1,370,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/27	1,437,532
1,000,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.000	11/15/27	1,061,476
2,895,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/26	2,972,418
2,000,000		Rochester, New York, General Obligation Bonds, Bond Anticipation Notes Series 2024-III	5.000	07/31/25	2,013,333

		TOTAL NEW YORK			14,531,886

		NORTH CAROLINA - 1.5%
1,235,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory Put 1/15/26)	3.200	07/01/56	1,234,197
2,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, (Mandatory Put 2/01/26)	5.000	02/01/51	2,029,270
1,355,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017 - AGM Insured	5.000	01/01/26	1,375,691
1,700,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017 - AGM Insured	5.000	01/01/27	1,760,236

		TOTAL NORTH CAROLINA			6,399,394

		NORTH DAKOTA - 0.5%
350,000		Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2024A	3.450	04/01/27	349,925
215,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/25	215,922
450,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/26	457,502
475,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/27	488,992
480,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/28	497,824

		TOTAL NORTH DAKOTA			2,010,165

		OHIO - 1.6%
1,440,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Refunding Series 2022A	5.000	11/15/25	1,455,549
1,000,000		Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A, (AMT)	5.000	01/01/27	1,025,092
260,000		Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021	5.000	07/01/26	265,916
1,165,000	(a)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53	1,182,441
1,430,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, (AMT)	3.650	12/01/27	1,427,860
1,110,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton Power & Light Company Project, Refunding Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/40	1,119,874

		TOTAL OHIO			6,476,732

See Notes To Financial Statements	157

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OKLAHOMA - 1.4%
$3,530,000		Canadian County Independent School District 69, Mustang, Oklahoma, General Obligation Bond, Combined Purpose Series 2023	4.000%	06/01/25	$3,535,208
1,465,000		Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2023C	5.000	06/01/28	1,546,253
605,000		Payne County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series 2024 - BAM Insured	5.000	09/01/26	620,719

		TOTAL OKLAHOMA			5,702,180

		OREGON - 1.6%
300,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A	5.000	10/01/25	301,805
1,005,000		Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B	0.000	06/15/27	935,465
5,070,000		Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/26	5,206,903

		TOTAL OREGON			6,444,173

		PENNSYLVANIA - 1.5%
1,600,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/26	1,623,237
500,000	(d)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2013, (AMT), (Mandatory Put 5/01/25)	3.700	08/01/45	499,939
525,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.000	12/01/25	532,586
2,000,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/25	2,009,103
1,365,000		University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023	5.000	02/15/29	1,468,564

		TOTAL PENNSYLVANIA			6,133,429

		PUERTO RICO - 1.9%
1,240,000	(b)	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre- refunded 11/15/26)	3.550	11/15/30	1,247,230
377,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	345,877
155,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	131,321
17,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	13,331
1,213,637		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	1,219,086
3,987,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	4,129,479
614,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	658,079

		TOTAL PUERTO RICO			7,744,403

		SOUTH DAKOTA - 0.1%
410,000		South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	3.300	11/01/29	408,416

		TOTAL SOUTH DAKOTA			408,416

158	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE - 0.6%
$100,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000%	08/01/28	$105,910
1,000,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/28	1,060,763
260,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/26	265,755
885,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015B, (AMT)	5.000	07/01/26	888,917

		TOTAL TENNESSEE			2,321,345

		TEXAS - 12.7%
1,000,000		Austin, Texas, Airport System Revenue Bonds, Series 2019B, (AMT)	5.000	11/15/25	1,011,478
1,250,000		Austin, Texas, Airport System Revenue Bonds, Series 2019B, (AMT)	5.000	11/15/27	1,299,408
645,000		Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023	5.000	02/15/26	656,644
400,000		Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023	5.000	02/15/27	414,974
4,715,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2025A	5.000	08/15/28	5,047,769
500,000		Brazos Higher Education Authority Inc., Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A, (AMT)	5.000	04/01/25	500,000
5,945,000	(b)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/45	5,976,862
555,000		Chapel Hill Independent School District, Smith County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/26	565,309
1,250,000		Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2025	5.000	02/15/29	1,346,293
1,165,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2024B	5.000	02/15/27	1,213,376
1,515,000		Dickinson Independent School District, Galveston County, Texas, General Obligation Bonds, Refunding Series 2023A	5.000	02/15/27	1,578,191
1,350,000		Fort Bend County, Texas, General Obligation Bonds, Tax Road Series 2024	5.000	03/01/27	1,405,546
500,000		Grand Prairie, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2024	5.000	02/15/27	519,553
500,000		Grand Prairie, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2024	5.000	02/15/28	528,898
2,045,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019A	5.000	12/01/25	2,072,239
5,675,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, (Mandatory Put 12/01/26)	5.000	07/01/49	5,843,524
560,000		Harris County, Texas, Road Revenue Bonds, Refunding, Series 2024A	5.000	09/15/27	589,238
3,630,000		Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, (AMT)	5.000	07/01/26	3,708,107
1,075,000		Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2016A	5.000	03/01/27	1,094,275
850,000		Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvment Series 2020	5.000	02/15/26	860,786
1,000,000		Irving, Dallas County, Texas, General Obligation Bonds, Series 2024	5.000	09/15/28	1,069,980
400,000		Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021	5.000	09/01/25	401,488
1,210,000		McKinney Independent School District, Collin County, Texas, General Obligation Bonds, Refunding & School Building Series 2021	5.000	02/15/27	1,260,695
2,235,000		Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, School Building Series 2020	5.000	02/15/26	2,277,290

See Notes To Financial Statements	159

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(d)	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put 6/02/25)	3.750%	05/01/46	$499,899
1,250,000		Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)	4.250	06/01/48	1,252,809
1,905,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2023A	5.000	01/01/27	1,976,140
1,330,000		Plano Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2025	5.000	02/15/28	1,408,756
315,000	(a)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	1.875	01/01/26	309,480
1,000,000		San Antonio, Texas, General Obligation Bonds, Tax Notes Series 2024	5.000	02/01/27	1,041,059
555,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)	5.000	11/15/52	565,103
1,055,000		Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2024C	5.000	08/15/31	1,160,224
2,850,000	(b)	Ysleta Independent School District, El Paso County, Texas, General Obligation Bonds, Series 2016, (Pre-refunded 8/15/25)	5.000	08/15/32	2,872,298

		TOTAL TEXAS			52,327,691

		UTAH - 0.2%
750,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/25	753,243

		TOTAL UTAH			753,243

		VIRGIN ISLANDS - 0.6%
1,000,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/25	1,006,958
1,645,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/26	1,678,192

		TOTAL VIRGIN ISLANDS			2,685,150

		VIRGINIA - 1.4%
3,205,000		Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien Bond Anticipation Notes Series 2023A	5.000	07/01/27	3,359,108
1,500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	3.600	12/01/28	1,495,591
500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	3.250	09/01/29	496,630
500,000		Virginia Small Business Financing Authority, Environmental Facilities Revenue Bonds (Pure Salmon Virginia LLC Project), Escrow Refinancing Series 2022, (AMT), (Mandatory Put 11/20/25)	4.000	11/01/52	500,176

		TOTAL VIRGINIA			5,851,505

		WASHINGTON - 4.3%
2,525,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, (AMT)	5.000	04/01/26	2,527,320
2,030,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/25	2,032,765
1,550,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, (AMT)	5.000	05/01/27	1,605,957
5,440,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, (Mandatory Put 8/01/26)	5.000	08/01/49	5,523,215
760,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/25	767,663
5,000,000		Washington State, General Obligation Bonds, Various Purpose Refunding Series 2025B	5.000	07/01/28	5,340,605

		TOTAL WASHINGTON			17,797,525

160	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WEST VIRGINIA - 0.2%
$400,000	West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	5.000%	11/01/27	$420,665
500,000	West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	5.000	11/01/28	533,574

	TOTAL WEST VIRGINIA			954,239

	WISCONSIN - 3.6%
625,000	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A	2.000	05/01/25	624,109
1,250,000	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B	1.000	10/01/25	1,230,926
400,000	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A	5.000	01/01/26	404,528
300,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A	3.000	12/01/26	288,223
325,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series 2020A	5.000	06/01/26	330,197
1,970,000	Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/26)	3.300	10/01/46	1,970,547
600,000	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2021	2.000	04/01/25	600,000
1,300,000	Racine, Racine County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	4.500	03/15/27	1,316,003
1,000,000	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Sustainability Series 2024A	5.000	04/01/27	1,041,289
1,360,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/27	1,363,952
435,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	5.000	10/01/25	436,120
455,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	5.000	10/01/26	458,225
250,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017	5.000	07/01/26	255,225
2,070,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A	5.000	04/01/25	2,070,000
460,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021	2.250	07/01/26	443,826
350,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John’s Communities Inc., Refunding Series 2021B	4.000	09/15/25	349,411
1,755,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-2	5.000	05/01/28	1,872,111

	TOTAL WISCONSIN			15,054,692

	WYOMING - 0.1%
500,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Refunding Series 2022	5.000	06/01/26	511,511

	TOTAL WYOMING			511,511

	TOTAL MUNICIPAL BONDS (Cost $408,484,176)			409,677,602

	TOTAL LONG-TERM INVESTMENTS (Cost $408,484,176)			409,677,602

See Notes To Financial Statements	161

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%
		MUNICIPAL BONDS - 0.1%
		NEW YORK - 0.1%
$500,000	(e)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Adjustable Rate Series AA-2	3.550%	06/15/50	$500,000

		TOTAL NEW YORK			500,000

		TOTAL MUNICIPAL BONDS (Cost $500,000)			500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $500,000)			500,000

		TOTAL INVESTMENTS - 99.4% (Cost $408,984,176)			410,177,602

		OTHER ASSETS & LIABILITIES, NET - 0.6%			2,291,564

		NET ASSETS - 100%			$412,469,166

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,897,674 or 1.0% of Total Investments.

(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c)	When-issued or delayed delivery security.
(d)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

162	See Notes To Financial Statements

Statement of Assets and Liabilities

March 31, 2025	All-American	Intermediate Duration	Limited Term	Short Term
ASSETS
Long-term investments, at value†	$3,901,263,161	$7,492,161,337	$4,609,537,260	$409,677,602
Affiliated investments, at value++	17,376,590	1,861,777	–	–
Short-term investments, at value◇	76,275,000	7,350,000	–	500,000
Cash
Receivables:	18,621,310	2,917,842	–	253,356
Interest	52,527,527	88,517,021	53,994,501	5,331,562
Investments sold	42,348,205	34,274,866	9,629,292	504,219
Reimbursement from Adviser	3,983	386	–	26,525
Shares sold	1,803,898	5,495,365	2,209,554	280,128
Sale of Vistra Vision interest#(1)	26,465,822	98,084,942	103,528,301	815,152
Other	377,434	503,873	364,385	72,759

Total assets	4,137,062,930	7,731,167,409	4,779,263,293	417,461,303
LIABILITIES
Borrowings	–	–	35,013,850	–
Floating rate obligations	178,160,000	–	–	–
Payables:
Management fees	1,349,150	2,512,178	1,411,267	138,082
Dividends	2,125,583	4,556,492	2,101,813	189,397
Interest	1,391,865	23,469	39,382	1,457
Investments purchased - regular settlement	5,876,468	1,077,335	–	2,114,317
Investments purchased - when-issued/delayed-delivery settlement	31,625,763	40,496,870	4,974,003	1,232,947
Shares redeemed	8,086,860	16,078,944	6,794,685	1,136,723
Vistra Vision sale transactions costs(1)	624,441	2,314,239	2,442,671	19,233
Accrued expenses:
Custodian fees	204,449	282,684	233,354	29,209
Directors/Trustees fees	300,067	447,561	319,694	32,471
Professional fees	20,652	32,185	23,654	7,653
Shareholder reporting expenses	83,991	124,187	145,271	21,187
Shareholder servicing agent fees	346,063	680,523	719,525	33,408
12b-1 distribution and service fees	403,527	147,868	152,020	36,053

Total liabilities	230,598,879	68,774,535	54,371,189	4,992,137
Commitments and contingencies(2)
Net assets	$3,906,464,051	$7,662,392,874	$4,724,892,104	$412,469,166
NET ASSETS CONSIST OF:
Paid-in capital	$4,971,624,657	$8,152,135,105	$4,933,090,321	$428,373,230

Total distributable earnings (loss)	(1,065,160,606)	(489,742,231)	(208,198,217)	(15,904,064)
Net assets	$3,906,464,051	$7,662,392,874	$4,724,892,104	$412,469,166

† Long-term investments, cost	$3,905,293,117	$7,827,973,183	$4,740,483,723	$408,484,176
++ Affiliated investments, cost	$17,677,750	$1,893,750	$–	$-
◇ Short-term investments, cost	$76,275,000	$7,350,000	$–	$500,000
# Net of discount of	$1,917,846	$7,107,725	$7,502,178	$59,070

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.
(2)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements

163

Statement of Assets and Liabilities (continued)

	All-American	Intermediate Duration	Limited Term	Short Term

CLASS A:

Net assets	$1,836,003,319	$719,633,430	$790,405,679	$185,521,101

Shares outstanding	184,247,598	82,416,742	72,763,799	18,856,372

Net asset value (“NAV”) per share	$9.96	$8.73	$10.86	$9.84

Maximum sales charge	4.20%	3.00%	2.50%	2.50%

Offering price per share (NAV per share plus maximum sales charge)	$10.40	$9.00	$11.14	$10.09

CLASS C:

Net assets	$101,989,756	$27,984,814	$18,998,203	$5,272,817

Shares outstanding	10,236,622	3,203,512	1,756,705	537,970

NAV and offering price per share	$9.96	$8.74	$10.81	$9.80

CLASS R6:

Net assets	$131,342,110	$–	$–	$–

Shares outstanding	13,115,533	–	–	–

NAV and offering price per share	$10.01	$–	$–	$–

CLASS I:

Net assets	$1,837,128,866	$6,914,774,630	$3,915,488,222	$221,675,248

Shares outstanding	183,582,857	789,425,982	362,005,926	22,496,530

NAV and offering price per share	$10.01	$8.76	$10.82	$9.85

Authorized shares – per class	Unlimited	Unlimited	Unlimited	2 billion

Par value per share	$0.01	$0.01	$0.01	$0.0001

See Notes to Financial Statements

164

Statement of Operations

Year Ended March 31, 2025	All-American	Intermediate Duration	Limited Term	Short Term

INVESTMENT INCOME
Dividends	$205,878	$763,003	$805,347	$6,341
Dividends from affiliated investments	26,700	–	–	–
Interest	201,260,205	278,066,722	156,589,085	14,689,731
Total investment income	201,492,783	278,829,725	157,394,432	14,696,072

EXPENSES
Management fees	16,753,404	29,279,118	17,688,420	1,700,078
12b-1 service fees - Class A	3,936,844	1,493,969	1,720,657	370,101
12b-1 distribution and service fees - Class C	1,196,506	310,939	244,509	65,194
Shareholder servicing agent fees - Class A	707,376	269,171	496,750	62,503
Shareholder servicing agent fees - Class C	43,743	11,220	14,092	2,242
Shareholder servicing agent fees - Class R6	6,653	–	–	–
Shareholder servicing agent fees - Class I	704,040	2,466,406	2,438,628	81,607
Interest expense	6,853,732	389,336	433,467	124,354
Directors/Trustees fees	160,968	293,242	196,275	15,804
Custodian expenses, net	146,633	207,093	204,203	-
Registration fees	189,878	192,542	134,552	81,123
Professional fees	160,595	181,737	140,436	56,167
Shareholder reporting expenses	102,537	150,192	173,318	47,800
Other	72,079	113,797	103,245	13,432

Total expenses before fee waiver/expense reimbursement	31,034,988	35,358,762	23,988,552	2,620,405
Fee waiver/expense reimbursement	–	–	–	(334,842)
Net expenses	31,034,988	35,358,762	23,988,552	2,285,563

Net investment income (loss)	170,457,795	243,470,963	133,405,880	12,410,509

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	14,063,844	96,690,623	114,264,389	589,338
Swap contracts	(12,697,298)	(47,047,762)	(49,666,044)	–
Net realized gain (loss)	1,366,546	49,642,861	64,598,345	589,338

Change in unrealized appreciation (depreciation) on:
Investments	(98,207,547)	(157,884,974)	(99,978,823)	1,462,162
Affiliated investments	(301,160)	(31,973)	–	–
Net change in unrealized appreciation (depreciation)	(98,508,707)	(157,916,947)	(99,978,823)	1,462,162

Net realized and unrealized gain (loss)	(97,142,161)	(108,274,086)	(35,380,478)	2,051,500

Net increase (decrease) in net assets from operations	$73,315,634	$135,196,877	$98,025,402	$14,462,009

See Notes to Financial Statements

165

Statement of Changes in Net Assets

	All-American		Intermediate Duration
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$170,457,795	$175,376,105	$243,470,963	$227,129,030
Net realized gain (loss)	1,366,546	(91,835,604)	49,642,861	(17,799,446)
Net change in unrealized appreciation (depreciation)	(98,508,707)	103,471,917	(157,916,947)	61,108,367

Net increase (decrease) in net assets from operations	73,315,634	187,012,418	135,196,877	270,437,951

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(76,635,222)	(77,478,579)	(22,409,276)	(21,426,253)
Class C	(3,714,821)	(4,596,286)	(678,338)	(735,396)
Class R6	(5,490,382)	(5,378,353)	–	–
Class I	(80,835,437)	(83,046,460)	(219,001,552)	(196,958,818)

Total distributions	(166,675,862)	(170,499,678)	(242,089,166)	(219,120,467)

FUND SHARE TRANSACTIONS
Subscriptions	797,338,410	1,162,622,143	1,992,487,176	2,877,479,354
Reinvestments of distributions	140,824,897	141,848,650	187,632,826	163,284,231
Redemptions	(1,288,486,105)	(1,769,907,578)	(1,825,307,273)	(3,679,304,446)

Net increase (decrease) from Fund share transactions	(350,322,798)	(465,436,785)	354,812,729	(638,540,861)
Net increase (decrease) in net assets	(443,683,026)	(448,924,045)	247,920,440	(587,223,377)
Net assets at the beginning of period	4,350,147,077	4,799,071,122	7,414,472,434	8,001,695,811

Net assets at the end of period	$3,906,464,051	$4,350,147,077	$7,662,392,874	$7,414,472,434

See Notes to Financial Statements

166

	Limited Term		Short Term
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$133,405,880	$134,298,404	$12,410,509	$13,409,402
Net realized gain (loss)	64,598,345	6,938,785	589,338	(8,047,661)
Net change in unrealized appreciation (depreciation)	(99,978,823)	15,989,795	1,462,162	6,990,375

Net increase (decrease) in net assets from operations	98,025,402	157,226,984	14,462,009	12,352,116

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(21,888,542)	(21,407,552)	(5,217,884)	(5,270,277)
Class C	(429,893)	(510,719)	(129,875)	(140,698)
Class I	(116,835,869)	(107,973,321)	(7,152,465)	(7,561,502)

Total distributions	(139,154,304)	(129,891,592)	(12,500,224)	(12,972,477)

FUND SHARE TRANSACTIONS
Subscriptions	1,109,047,713	1,184,973,189	148,665,351	160,557,673
Reinvestments of distributions	112,696,325	100,480,056	10,056,647	9,763,888
Redemptions	(1,685,090,763)	(2,850,663,025)	(244,382,912)	(372,508,339)

Net increase (decrease) from Fund share transactions	(463,346,725)	(1,565,209,780)	(85,660,914)	(202,186,778)
Net increase (decrease) in net assets	(504,475,627)	(1,537,874,388)	(83,699,129)	(202,807,139)
Net assets at the beginning of period	5,229,367,731	6,767,242,119	496,168,295	698,975,434

Net assets at the end of period	$4,724,892,104	$5,229,367,731	$412,469,166	$496,168,295

See Notes to Financial Statements

167

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
All-American
Class A
3/31/25	$10.20	$0.41	$(0.25)	$0.16	$(0.40)	$–	$(0.40)	$9.96
3/31/24	10.13	0.38	0.06	0.44	(0.37)	–	(0.37)	10.20
3/31/23	11.08	0.36	(0.97)	(0.61)	(0.34)	–	(0.34)	10.13
3/31/22	12.09	0.34	(1.01)	(0.67)	(0.34)	–	(0.34)	11.08
3/31/21	11.49	0.35	0.62	0.97	(0.37)	–	(0.37)	12.09
Class C
3/31/25	10.20	0.32	(0.24)	0.08	(0.32)	–	(0.32)	9.96
3/31/24	10.13	0.30	0.06	0.36	(0.29)	–	(0.29)	10.20
3/31/23	11.08	0.28	(0.98)	(0.70)	(0.25)	–	(0.25)	10.13
3/31/22	12.09	0.24	(1.01)	(0.77)	(0.24)	–	(0.24)	11.08
3/31/21	11.48	0.26	0.62	0.88	(0.27)	–	(0.27)	12.09
Class R6
3/31/25	10.25	0.43	(0.24)	0.19	(0.43)	–	(0.43)	10.01
3/31/24	10.18	0.41	0.06	0.47	(0.40)	–	(0.40)	10.25
3/31/23	11.14	0.38	(0.98)	(0.60)	(0.36)	–	(0.36)	10.18
3/31/22	12.16	0.37	(1.02)	(0.65)	(0.37)	–	(0.37)	11.14
3/31/21	11.55	0.38	0.62	1.00	(0.39)	–	(0.39)	12.16
Class I
3/31/25	10.24	0.43	(0.24)	0.19	(0.42)	–	(0.42)	10.01
3/31/24	10.18	0.40	0.05	0.45	(0.39)	–	(0.39)	10.24
3/31/23	11.13	0.38	(0.97)	(0.59)	(0.36)	–	(0.36)	10.18
3/31/22	12.14	0.37	(1.02)	(0.65)	(0.36)	–	(0.36)	11.13
3/31/21	11.54	0.38	0.61	0.99	(0.39)	–	(0.39)	12.14

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

168

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

1.53%	$1,836,003	0.82%	0.66%	3.99%	33%
4.47	2,057,942	0.76	0.67	3.81	59
(5.48)	2,207,643	0.82	0.66	3.50	47
(5.76)	3,012,154	0.70	0.64	2.80	27
8.51	3,154,428	0.69	0.66	2.98	19

0.74	101,990	1.62	1.46	3.19	33
3.68	138,312	1.56	1.47	3.00	59
(6.26)	184,011	1.62	1.46	2.70	47
(6.54)	265,767	1.50	1.44	2.00	27
7.73	293,333	1.49	1.46	2.18	19

1.82	131,342	0.59	0.43	4.23	33
4.71	137,329	0.53	0.44	4.04	59
(5.30)	142,935	0.58	0.42	3.74	47
(5.58)	159,516	0.47	0.41	3.04	27
8.79	114,355	0.45	0.42	3.19	19

1.86	1,837,129	0.62	0.46	4.20	33
4.60	2,016,564	0.56	0.47	4.00	59
(5.23)	2,264,482	0.62	0.46	3.69	47
(5.55)	4,249,974	0.50	0.44	3.00	27
8.69	4,281,209	0.49	0.45	3.17	19

See Notes to Financial Statements

169

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Intermediate Duration
Class A
3/31/25	$8.85	$0.27	$(0.12)	$0.15	$(0.27)	$–	$(0.27)	$8.73
3/31/24	8.77	0.25	0.07	0.32	(0.24)	–	(0.24)	8.85
3/31/23	9.05	0.21	(0.29)	(0.08)	(0.20)	–	(0.20)	8.77
3/31/22	9.57	0.18	(0.52)	(0.34)	(0.18)	–	(0.18)	9.05
3/31/21	9.26	0.20	0.33	0.53	(0.22)	–	(0.22)	9.57
Class C
3/31/25	8.85	0.20	(0.12)	0.08	(0.19)	–	(0.19)	8.74
3/31/24	8.77	0.18	0.07	0.25	(0.17)	–	(0.17)	8.85
3/31/23	9.06	0.14	(0.30)	(0.16)	(0.13)	–	(0.13)	8.77
3/31/22	9.57	0.10	(0.51)	(0.41)	(0.10)	–	(0.10)	9.06
3/31/21	9.26	0.13	0.32	0.45	(0.14)	–	(0.14)	9.57
Class I
3/31/25	8.88	0.29	(0.13)	0.16	(0.28)	–	(0.28)	8.76
3/31/24	8.80	0.26	0.08	0.34	(0.26)	–	(0.26)	8.88
3/31/23	9.08	0.23	(0.30)	(0.07)	(0.21)	–	(0.21)	8.80
3/31/22	9.60	0.20	(0.52)	(0.32)	(0.20)	–	(0.20)	9.08
3/31/21	9.29	0.22	0.33	0.55	(0.24)	–	(0.24)	9.60

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

170

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c),(d)	Interest(c)	(Loss)(c)	Rate

1.65%	$719,633	0.64%	0.63%	3.01%	27%
3.70	765,602	0.65	0.65	2.82	24
(0.90)	845,566	0.65	0.64	2.38	21
(3.66)	940,178	0.63	0.63	1.87	26
5.79	967,315	0.64	0.64	2.12	18

0.94	27,985	1.45	1.44	2.21	27
2.86	34,831	1.45	1.45	2.02	24
(1.80)	43,566	1.45	1.44	1.58	21
(4.34)	55,713	1.43	1.43	1.07	26
4.93	65,566	1.44	1.44	1.33	18

1.85	6,914,775	0.44	0.43	3.21	27
3.90	6,614,040	0.45	0.45	3.02	24
(0.67)	7,112,564	0.45	0.44	2.57	21
(3.46)	8,785,900	0.43	0.43	2.06	26
5.97	9,315,167	0.44	0.44	2.32	18

See Notes to Financial Statements

171

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Limited Term
Class A
3/31/25	$10.95	$0.27	$(0.08)	$0.19	$(0.28)	$–	$–	$(0.28)	$10.86
3/31/24	10.87	0.24	0.07	0.31	(0.23)	–	–	(0.23)	10.95
3/31/23	10.92	0.16	(0.08)	0.08	(0.13)	–	–	(0.13)	10.87
3/31/22	11.32	0.12	(0.40)	(0.28)	(0.12)	–	–	(0.12)	10.92
3/31/21	11.02	0.15	0.35	0.50	(0.19)	–	(0.01)	(0.20)	11.32
Class C
3/31/25	10.91	0.18	(0.09)	0.09	(0.19)	–	–	(0.19)	10.81
3/31/24	10.82	0.15	0.08	0.23	(0.14)	–	–	(0.14)	10.91
3/31/23	10.88	0.07	(0.08)	(0.01)	(0.05)	–	–	(0.05)	10.82
3/31/22	11.27	0.03	(0.39)	(0.36)	(0.03)	–	–	(0.03)	10.88
3/31/21	10.98	0.06	0.34	0.40	(0.10)	–	(0.01)	(0.11)	11.27
Class I
3/31/25	10.91	0.29	(0.08)	0.21	(0.30)	–	–	(0.30)	10.82
3/31/24	10.82	0.26	0.08	0.34	(0.25)	–	–	(0.25)	10.91
3/31/23	10.88	0.18	(0.08)	0.10	(0.16)	–	–	(0.16)	10.82
3/31/22	11.28	0.14	(0.40)	(0.26)	(0.14)	–	–	(0.14)	10.88
3/31/21	10.98	0.17	0.35	0.52	(0.21)	–	(0.01)	(0.22)	11.28

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

172

	Ratio/Supplemental Data
		Ratios to Average Net Assets

	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

1.74%	$790,406	0.63%	0.62%	2.45%	27%
2.89	928,083	0.63	0.63	2.19	22
0.77	1,152,357	0.61	0.60	1.45	33
(2.55)	1,523,484	0.59	0.59	1.05	28
4.55	1,597,780	0.61	0.61	1.31	18

0.86	18,998	1.43	1.42	1.64	27
2.17	31,105	1.43	1.43	1.38	22
(0.11)	49,258	1.41	1.40	0.65	33
(3.25)	70,792	1.39	1.39	0.26	28
3.64	88,543	1.41	1.41	0.53	18

1.96	3,915,488	0.43	0.42	2.65	27
3.20	4,270,180	0.43	0.43	2.38	22
0.90	5,565,627	0.41	0.40	1.65	33
(2.35)	6,860,653	0.39	0.39	1.25	28
4.76	6,172,134	0.41	0.41	1.51	18

See Notes to Financial Statements

173

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Short Term
Class A
3/31/25	$9.80	$0.27	$0.05	$0.32	$(0.28)	$–	$(0.28)	$9.84
3/31/24	9.79	0.22	0.01	0.23	(0.22)	–	(0.22)	9.80
3/31/23	9.82	0.12	(0.05)	0.07	(0.10)	–	(0.10)	9.79
3/31/22	10.18	0.08	(0.36)	(0.28)	(0.08)	–	(0.08)	9.82
3/31/21	10.03	0.11	0.18	0.29	(0.14)	–	(0.14)	10.18
Class C
3/31/25	9.76	0.19	0.05	0.24	(0.20)	–	(0.20)	9.80
3/31/24	9.76	0.14	–	0.14	(0.14)	–	(0.14)	9.76
3/31/23	9.79	0.04	(0.04)	–	(0.03)	–	(0.03)	9.76
3/31/22	10.15	(–)(e)	(0.36)	(0.36)	(–)(e)	–	–	9.79
3/31/21	10.00	0.03	0.18	0.21	(0.06)	–	(0.06)	10.15
Class I
3/31/25	9.81	0.29	0.05	0.34	(0.30)	–	(0.30)	9.85
3/31/24	9.81	0.24	–	0.24	(0.24)	–	(0.24)	9.81
3/31/23	9.84	0.14	(0.05)	0.09	(0.12)	–	(0.12)	9.81
3/31/22	10.19	0.10	(0.35)	(0.25)	(0.10)	–	(0.10)	9.84
3/31/21	10.04	0.13	0.18	0.31	(0.16)	–	(0.16)	10.19

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)	Value rounded to zero.

174

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net	Gross	Gross	Net	Net
	Assets,	Expenses	Expenses	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	Interest(c),(d)	Interest(d)	(Loss)(d)	Rate

3.28%	$185,521	0.71%	0.68%	0.63%	0.60%	2.79%	29%
2.36	205,142	0.72	0.71	0.72	0.71	2.27	41
0.77	281,531	0.69	0.69	0.69	0.69	1.20	52
(2.80)	277,719	0.67	0.67	0.67	0.67	0.77	37
2.90	329,109	0.68	0.68	0.68	0.68	1.08	38

2.45	5,273	1.51	1.48	1.43	1.40	1.99	29
1.43	8,102	1.52	1.51	1.52	1.51	1.46	41
0.00 (e)	13,160	1.49	1.49	1.49	1.49	0.41	52
(3.50)	12,359	1.47	1.47	1.47	1.47	(0.02)	37
2.08	16,519	1.48	1.48	1.48	1.48	0.29	38

3.48	221,675	0.51	0.48	0.43	0.40	2.99	29
2.44	282,925	0.52	0.51	0.52	0.51	2.45	41
0.98	404,284	0.49	0.49	0.49	0.49	1.39	52
(2.51)	447,376	0.47	0.47	0.47	0.47	0.97	37
3.10	469,157	0.48	0.48	0.48	0.48	1.28	38

See Notes to Financial Statements

175

Notes to Financial Statements

1.	General Information

Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.

Current Fiscal Period: The end of the reporting period for the Funds is March 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

All-American	$217,189

Intermediate Duration	331,847

Limited Term	233,344

Short Term	67,606

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

176

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level	1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level	2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level	3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

177

Notes to Financial Statements (continued)

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

All-American	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Exchange-Traded Funds	$17,376,590	$–	$–	$17,376,590
Municipal Bonds	–	3,901,244,883	18,246	3,901,263,129
Variable Rate Senior Loan Interests	–	–	32	32
Short-Term Investments:
Municipal Bonds	–	76,275,000	–	76,275,000

Total	$17,376,590	$3,977,519,883	$18,278	$3,994,914,751

Intermediate Duration	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Exchange-Traded Funds	$1,861,777	$–	$–	$1,861,777
Mortgage-Backed Securities	–	35,671,742	–	35,671,742
Municipal Bonds	–	7,454,546,719	1,257	7,454,547,976
Variable Rate Senior Loan Interests	–	–	1,941,619	1,941,619
Short-Term Investments:
Municipal Bonds	–	7,350,000	–	7,350,000

Total	$1,861,777	$7,497,568,461	$1,942,876	$7,501,373,114

Limited Term	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$4,609,537,260	$–	$4,609,537,260

Total	$–	$4,609,537,260	$–	$4,609,537,260

Short Term	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$409,677,602	$–	$409,677,602
Short-Term Investments:
Municipal Bonds	–	500,000	–	500,000

Total	$–	$410,177,602	$–	$410,177,602

178

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

179

Notes to Financial Statements (continued)

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

All-American	$178,160,000	$–	$178,160,000

Intermediate Duration	–	–	–

Limited Term	–	–	–

Short Term	–	–	–

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

All-American	$174,098,342	3.68%

Intermediate Duration	–	–

Limited Term	–	–

Short Term	–	–

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

All-American	$178,160,000	$–	$178,160,000

Intermediate Duration	–	–	–

Limited Term	–	–	–

Short Term	–	–	–

180

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales and Maturities	U.S. Government Sales

All-American	$1,404,643,257	$–	$1,713,184,484	$84,916,250

Intermediate Duration	2,327,164,508	18,225,208	2,000,020,747	98,341

Limited Term	1,358,179,613	–	1,886,061,991	–

Short Term	121,973,098	–	191,035,719	–

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities. During the current fiscal period, All-American, Intermediate Duration and Limited Term sold their interest back to Vistra and recognized a realized gain of $29,652,299, $106,804,258 and $114,037,754, respectively, which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Total Return Swap Contracts: During the current fiscal period, All-American, Intermediate Duration and Limited Term used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade. An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

All-American	$27,784,341

Intermediate Duration	102,972,729

Limited Term	108,686,114

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding from August 7, 2024 (first swap contract entered) through October 7, 2024 (last swap contract exited).

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

181

Notes to Financial Statements (continued)

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

All-American
Swap contracts	Equity	$(12,697,298)	$–

Intermediate Duration
Swap contracts	Equity	(47,047,762)	–

Limited Term
Swap contracts	Equity	(49,666,044)	–

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 3/31/25		Year Ended 3/31/24
All-American	Shares	Amount	Shares	Amount
Subscriptions:
Class A	27,065,412	$275,543,562	37,262,791	$373,159,788
Class A - automatic conversion of Class C	22,648	231,220	28,908	291,107
Class C	1,064,843	10,849,623	1,731,478	17,353,965
Class R6	4,467,976	45,570,171	6,180,993	62,290,659
Class I	45,536,377	465,143,834	70,473,592	709,526,624
Total subscriptions	78,157,256	797,338,410	115,677,762	1,162,622,143
Reinvestments of distributions:
Class A	6,634,435	67,369,635	6,813,019	68,245,392
Class C	339,725	3,449,481	419,342	4,200,920
Class R6	349,075	3,561,863	331,976	3,342,089
Class I	6,516,561	66,443,918	6,567,293	66,060,249
Total reinvestments of distributions	13,839,796	140,824,897	14,131,630	141,848,650
Redemptions:
Class A	(51,321,621)	(521,779,549)	(60,198,945)	(602,317,593)
Class C	(4,710,751)	(47,899,211)	(6,715,183)	(67,211,631)
Class C - automatic conversion to Class A	(22,651)	(231,220)	(28,906)	(291,107)
Class R6	(5,098,971)	(52,021,380)	(7,151,412)	(71,528,151)
Class I	(65,387,885)	(666,554,745)	(102,645,050)	(1,028,559,096)
Total redemptions	(126,541,879)	(1,288,486,105)	(176,739,496)	(1,769,907,578)
Net increase (decrease)	(34,544,827)	$(350,322,798)	(46,930,104)	$(465,436,785)

182

	Year Ended 3/31/25		Year Ended 3/31/24
Intermediate Duration	Shares	Amount	Shares	Amount
Subscriptions:
Class A	13,669,407	$120,899,844	16,963,876	$147,643,884
Class A - automatic conversion of Class C	4,223	37,298	1,138	9,832
Class C	588,891	5,228,313	789,810	6,875,934
Class I	210,209,139	1,866,321,721	314,575,041	2,722,949,704
Total subscriptions	224,471,660	1,992,487,176	332,329,865	2,877,479,354
Reinvestments of distributions:
Class A	2,169,785	19,177,870	2,149,508	18,700,096
Class C	70,805	626,096	76,497	665,888
Class I	18,928,356	167,828,860	16,490,930	143,918,247
Total reinvestments of distributions	21,168,946	187,632,826	18,716,935	163,284,231
Redemptions:
Class A	(19,917,630)	(176,151,754)	(29,025,167)	(252,004,258)
Class C	(1,385,606)	(12,272,296)	(1,896,900)	(16,476,681)
Class C - automatic conversion to Class A	(4,219)	(37,298)	(1,138)	(9,832)
Class I	(184,597,812)	(1,636,845,925)	(394,568,193)	(3,410,813,675)
Total redemptions	(205,905,267)	(1,825,307,273)	(425,491,398)	(3,679,304,446)
Net increase (decrease)	39,735,339	$354,812,729	(74,444,598)	$(638,540,861)

	Year Ended 3/31/25		Year Ended 3/31/24
Limited Term	Shares	Amount	Shares	Amount
Subscriptions:
Class A	7,166,218	$78,488,579	11,583,419	$125,341,404
Class A - automatic conversion of Class C	12,635	138,977	27,265	295,381
Class C	134,396	1,462,823	285,014	3,059,727
Class I	94,351,024	1,028,957,334	98,097,315	1,056,276,677
Total subscriptions	101,664,273	1,109,047,713	109,993,013	1,184,973,189
Reinvestments of distributions:
Class A	1,707,797	18,689,391	1,695,792	18,327,836
Class C	38,121	415,361	45,249	486,941
Class I	8,588,672	93,591,573	7,587,637	81,665,279
Total reinvestments of distributions	10,334,590	112,696,325	9,328,678	100,480,056
Redemptions:
Class A	(20,853,814)	(228,249,071)	(34,628,735)	(374,143,867)
Class C	(1,254,630)	(13,689,773)	(2,002,915)	(21,534,143)
Class C - automatic conversion to Class A	(12,689)	(138,977)	(27,366)	(295,381)
Class I	(132,399,838)	(1,443,012,942)	(228,484,336)	(2,454,689,634)
Total redemptions	(154,520,971)	(1,685,090,763)	(265,143,352)	(2,850,663,025)
Net increase (decrease)	(42,522,108)	$(463,346,725)	(145,821,661)	$(1,565,209,780)

183

Notes to Financial Statements (continued)

	Year Ended 3/31/25		Year Ended 3/31/24
Short Term	Shares	Amount	Shares	Amount
Subscriptions:
Class A	5,116,424	$50,356,150	5,250,725	$51,073,731
Class A - automatic conversion of Class C	—	—	2	22
Class C	174,234	1,705,425	292,202	2,835,652
Class I	9,820,001	96,603,776	10,906,602	106,648,268
Total subscriptions	15,110,659	148,665,351	16,449,531	160,557,673
Reinvestments of distributions:
Class A	463,905	4,561,207	477,194	4,653,169
Class C	11,613	113,723	12,466	121,114
Class I	546,577	5,381,717	510,955	4,989,605
Total reinvestments of distributions	1,022,095	10,056,647	1,000,615	9,763,888
Redemptions:
Class A	(7,664,895)	(75,334,245)	(13,534,884)	(132,015,979)
Class C	(478,065)	(4,680,899)	(823,533)	(8,014,946)
Class C - automatic conversion to Class A	—	—	(2)	(22)
Class I	(16,709,914)	(164,367,768)	(23,808,707)	(232,477,392)
Total redemptions	(24,852,874)	(244,382,912)	(38,167,126)	(372,508,339)
Net increase (decrease)	(8,720,120)	$(85,660,914)	(20,716,980)	$(202,186,778)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

All-American	$3,816,003,175	$87,573,858	$(86,822,512)	$751,346

Intermediate Duration	7,829,266,431	68,007,295	(395,900,612)	(327,893,317)

Limited Term	4,737,936,876	32,730,970	(161,130,586)	(128,399,616)

Short Term	409,018,218	1,918,251	(758,867)	1,159,384

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

184

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

All-American	$20,998,360	$841,130	$–	$751,346	$(1,073,867,302)	$–	$(13,884,140)	$(1,065,160,606)

Intermediate Duration	30,763,855	2,073,818	–	(327,893,317)	(173,863,747)	–	(20,822,840)	(489,742,231)

Limited Term	23,824,107	2,078,471	–	(128,399,615)	(94,190,323)	–	(11,510,857)	(208,198,217)

Short Term	2,380,903	14,802	–	1,159,384	(18,374,352)	–	(1,084,801)	(15,904,064)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2025 through March 31, 2025 and paid on April 1, 2025.

The tax character of distributions paid was as follows:

	3/31/25			3/31/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains

All-American	$163,511,540	$3,164,322	$–	$170,071,720	$427,958	$–

Intermediate Duration	233,954,500	8,134,666	–	218,817,422	303,045	–

Limited Term	131,052,380	8,101,924	–	129,600,605	290,987	–

Short Term	12,444,845	55,379	–	12,972,477	–	–

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

All-American[1]	$534,814,943	$539,052,359	$1,073,867,302

Intermediate Duration	135,477,649	38,386,098	173,863,747

Limited Term	92,243,546	1,946,777	94,190,323

Short Term	2,491,880	15,882,472	18,374,352

[1]	A portion of All-American’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized

All-American	$4,017,582

Intermediate Duration	42,231,288

Limited Term	56,458,852

Short Term	520,021

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

185

Notes to Financial Statements (continued)

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	All- American	Intermediate Duration	Limited Term	Short Term
For the first $125 million	0.3000%	0.3000%	0.2500%	0.2500%
For the next $125 million	0.2875	0.2875	0.2375	0.2375
For the next $250 million	0.2750	0.2750	0.2250	0.2250
For the next $500 million	0.2625	0.2625	0.2125	0.2125
For the next $1 billion	0.2500	0.2500	0.2000	0.2000
For the next $3 billion	0.2250	0.2250	0.1750	0.1750
For the next $5 billion	0.2000	0.2000	0.1500	0.1500
For net assets over $10 billion and greater	0.1875	0.1875	0.1375	0.1375

For the period April 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of March 31, 2025, the complex-level fee rate for the Fund was as follows:

186

Fund	Complex-Level Fee

All-American	0.1580%

Intermediate Duration	0.1580%

Limited Term	0.1580%

Short Term	0.1580%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2026, may be terminated or modified prior to the date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap

Intermediate Duration	N/A	N/A	0.75%

Short Term[1]	0.45%	7/31/2026	N/A
N/A -	Not Applicable.
1	Effective May 1, 2024.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)

All-American	$3,676,433	$—	$—

Intermediate Duration	22,962,413	—	—

Limited Term	15,602,427	3,057,809	1,987

Short Term	—	30,016,905	(9,922)

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

All-American	$1,773,485	$1,735,675

Intermediate Duration	527,775	514,466

Limited Term	134,177	127,987

Short Term	109,321	108,352

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

187

Notes to Financial Statements (continued)

Fund	Commission Advances (Unaudited)

All-American	$1,557,604

Intermediate Duration	497,707

Limited Term	108,691

Short Term	111,481

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

All-American	$81,237

Intermediate Duration	26,339

Limited Term	11,164

Short Term	4,644

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

All-American	$117,653

Intermediate Duration	24,136

Limited Term	3,100

Short Term	15,667

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 3/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at 3/31/25	Value at 3/31/25	Dividend Income

All-American
Exchange-Traded Funds
Nuveen Municipal Income ETF	$–	$17,677,750	$–	$–	$(301,160)	700,000	$17,376,590	$26,700

Total	$–	$17,677,750	$–	$–	$(301,160)	700,000	$17,376,590	$26,700

Intermediate Duration
Exchange-Traded Funds
Nuveen Municipal Income ETF	–	1,893,750	–	–	(31,973)	75,000	1,861,777	–

Total	$–	$1,893,750	$–	$–	$(31,973)	75,000	$1,861,777	$–

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

188

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

10.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

All-American	$45,000,000

Intermediate Duration	31,000,000

Limited Term	39,200,000

Short Term	–

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

All-American	44	$29,004,434	6.16%

Intermediate Duration	24	15,137,641	5.72

Limited Term	49	19,767,253	5.89

Short Term	–	–	–

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

189

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

All-American	$–

Intermediate Duration	–

Limited Term	–

Short Term	–

190

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by the Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Fund does not pay any remuneration to its officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: June 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: June 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)